As filed with the Securities and Exchange Commission on April 22, 1997
                                       Registration Nos. 2-80348 and 811-3599


               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549
                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/
     Pre-Effective Amendment No.  ______              /   /
     Post-Effective Amendment No.  41                 /X/
                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
     Amendment No.   43                      /X /

                (Check appropriate box or boxes)

                        THE ROYCE FUND
       (Exact name of Registrant as specified in charter)

     1414 Avenue of the Americas, New York, New York  10019
     (Address of principal executive offices)    (Zip Code)
Registrant's Telephone Number, including Area Code: (212) 355-7311

                  Charles M. Royce, President
                         The Royce Fund
    1414 Avenue of the Americas, New York, New York  10019
            (Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box) / / immediately upon filing pursuant to paragraph (b)
/x/  on April 30, 1997 pursuant to paragraph (b)
/  / 60 days after filing pursuant to paragraph (a)(i)
/  / on (date) pursuant to paragraph (a)(i)
/  / 75 days after filing pursuant to paragraph (a)(ii)
/  / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/   /  this  post-effective amendment designates a new  effective date for a previously filed post-effective amendment.

   The Royce Fund has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Its 24f-2 Notice for its most recent fiscal year was filed on February 27, 1997.

                         Total number of pages:
                    Index to Exhibits is located on page:
                         CROSS REFERENCE SHEET
                 (Pursuant to Rule 481 of Regulation C)


Item of Form N-1A                         CAPTION or Location in Prospectus
-----------------                         ---------------------------------

Part A

I.   Cover Page ................          Cover Page

II.  Synopsis...............              FUND EXPENSES

III. Condensed Financial Information...   FINANCIAL HIGHLIGHTS

IV.  General Description of Registrant..  INVESTMENT OBJECTIVES,
                                          INVESTMENT POLICIES,
                                          INVESTMENT RISKS,
                                          INVESTMENT LIMITATIONS,
                                          SIZE LIMITATIONS***,
                                          GENERAL INFORMATION

V.   Management of the Fund.........      MANAGEMENT OF THE TRUST,
                                          GENERAL INFORMATION

V.A. Management's Discussion of
      Fund Performance...............             *

VI.  Capital Stock and Other Securities.  GENERAL INFORMATION,
                                          DIVIDENDS, DISTRIBUTIONS AND
                                           TAXES,
                                          IMPORTANT ACCOUNT INFORMATION,
                                          REDEEMING YOUR SHARES,
                                          TRANSFERRING OWNERSHIP,
                                          OTHER SERVICES

VII. Purchase of Securities Being
      Offered   ........                  INVESTMENT POLICIES****,
                                          NET ASSET VALUE PER SHARE,
                                          OPENING AN ACCOUNT AND
                                           PURCHASING SHARES,
                                          EXCHANGE PRIVILEGE,
                                          OTHER SERVICES

VIII. Redemption or Repurchase..          REDEEMING YOUR SHARES

IX.   Pending Legal Proceeding ..........         *



                                            CAPTION or Location in
Item of Form N-1A                           Statement of Additional Information
-----------------                           -----------------------------------

Part B
------

X.   Cover Page.................            Cover Page

XI.  Table of Contents..........            TABLE OF CONTENTS

XII. General Information and History..      *

XIII. Investment Objectives and Policies.   INVESTMENT POLICIES AND
                                             LIMITATIONS,
                                            RISK FACTORS AND SPECIAL
                                             CONSIDERATIONS

XIV.  Management of the Fund.........       MANAGEMENT OF THE TRUST

XV.   Control Persons and Principal
       Holders of Securities...........     MANAGEMENT OF THE TRUST,
                                            PRINCIPAL HOLDERS OF SHARES

XVI.  Investment Advisory and Other
       Services  ..........                 MANAGEMENT OF THE TRUST,
                                            INVESTMENT ADVISORY SERVICES,
                                            CUSTODIAN,
                                            INDEPENDENT ACCOUNTANTS

XVII. Brokerage Allocation and Other
       Practices.....................       PORTFOLIO TRANSACTIONS


XVIII. Capital Stock and Other Securities.  DESCRIPTION OF THE TRUST

XIX.  Purchase, Redemption and Pricing
       of Securities Being Offered....      PRICING OF SHARES BEING OFFERED,
                                            REDEMPTIONS IN KIND

XX.  Tax Status....................         TAXATION

XXI. Underwriters.....................      *

XXII. Calculation of Performance Data....   PERFORMANCE DATA

XXIII. Financial Statements...........      **

*    Not applicable.
**   Incorporated by reference.
*** Relates only to The REvest Growth & Income Fund, a series of the Trust. **** Relates only to Royce GiftShares Fund, a series of the Trust.

THE ROYCE FUNDS
--------------------------------------------------------------------------------

   ROYCE PREMIER FUND                                        ROYCE GIFTSHARES FUND
ROYCE MICRO-CAP FUND                                         ROYCE TOTAL RETURN FUND
PENNSYLVANIA MUTUAL FUND --                                  ROYCE LOW-PRICED STOCK FUND
   INVESTMENT CLASS                                          ROYCE GLOBAL SERVICES FUND
PMF II

--------------------------------------------------------------------------------
PROSPECTUS -- APRIL 30, 1997
--------------------------------------------------------------------------------
NEW ACCOUNT AND GENERAL INFORMATION: INVESTOR INFORMATION -- 1-800-221-4268
--------------------------------------------------------------------------------
SHAREHOLDER SERVICES -- 1-800-841-1180 INVESTMENT ADVISOR
SERVICES -- 1-800-33-ROYCE
--------------------------------------------------------------------------------
   The Funds listed above are series of The Royce Fund (the 'Trust'), a diversified open-end management investment company. The Funds share an investment focus on small capitalization companies that are selected on a value basis. The Trust is currently offering shares of eleven series. This Prospectus relates to the above Funds and Classes only. Shares of other Fund
classes are generally offered only through  certain   broker-dealers.
Please   call Investor Information at 1-800-221-4268 for information on such classes.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                     Page

   Fund Expenses.....................................     2
Financial Highlights..............................     3
Investment Performance and Volatility.............     6
Investment Objectives.............................     7
Investment Policies...............................     8
Investment Risks..................................    11
Investment Limitations............................    14
Management of the Trust...........................    16
General Information...............................    17
Royce GiftShares Fund Investors...................    17
Dividends, Distributions and Taxes................    19
Net Asset Value Per Share.........................    20
                SHAREHOLDER GUIDE
Opening an Account and Purchasing Shares..........    21
Choosing a Distribution Option....................    23
Important Account Information.....................    23
Redeeming Shares..................................    25
Exchange Privilege................................    27
Transferring Ownership............................    27
Statements and Reports............................    27

--------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS     This Prospectus sets forth concisely the information that you should know about a Fund before you invest. It should be retained for future reference. A Statement of Additional Information dated  April 30, 1997, containing further information about the Funds and the Trust, has been filed with the  Securities and Exchange  Commission and incorporated  by reference into  this
                          Prospectus. A copy may be obtained without charge by writing to the Trust or calling Investor
                          Information.
                          If  you are  viewing the  electronic version  of this  Prospectus through  an online computer service, you may request a  printed version free of  charge by calling Investor  Information.
                          The  E-mail address for The Royce Funds is  funds@roycenet.com, and the Internet Home Page is
                          http://www.roycefunds.com

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

FUND EXPENSES             The following table summarizes all expenses and fees that you would incur as a shareholder of the Funds.
                                                Shareholder Transaction Expenses and Other Costs
The Funds are             Sales Load Imposed on Purchases......................................................    None
no-load, and no           Sales Load Imposed on Reinvested Dividends...........................................    None
12b-1 fees are            Deferred Sales Load..................................................................    None
being charged             Redemption Fee -- on purchases held for 1 year or more...............................    None
                          Early Redemption Fee -- on purchases held for less than 1 year.......................     1%*
                          Annual Trustee's Fee (Royce GiftShares Fund only)....................................     $50


                                                      Annual Fund Operating Expenses
                          --------------------------------------------------------------------------------------
                                                             Management
                                                               Fees**    12b-1 Fees**            Total Operating
                                                               (after       (after      Other      Expenses**
                                                              waivers)     waivers)    Expenses  (after waivers)
                                                             ----------  ------------  --------  ---------------
                          Royce Premier Fund................     .97%        None         .28%         1.25%
                          Royce Micro-Cap Fund..............    1.33         None         .36          1.69
                          Pennsylvania Mutual Fund --
                            Investment Class................     .80         None         .23          1.03
                          PMF II............................     .34         None         .65           .99
                          Royce GiftShares Fund.............     .00         None        1.50          1.50
                          Royce Total Return Fund...........     .30     .00%             .95          1.25
                          Royce Low-Priced Stock Fund.......     .88     .00              .81          1.69
                          Royce Global Services Fund........     .13     .00             1.56          1.69

                          The  purpose of the above  tables is to assist you  in understanding the various costs and expenses that you would bear directly  or indirectly as an investor in the  Funds.
                          The  following  examples illustrate  the expenses  that  you would  incur on  a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of  each period. THESE  EXAMPLES SHOULD NOT  BE CONSIDERED REPRESENTATIONS  OF
                          PAST  OR FUTURE EXPENSES OR  PERFORMANCE. ACTUAL EXPENSES MAY  BE HIGHER OR LOWER THAN
                          THOSE SHOWN.

                                                                                     1          3          5          10
                                                                                    YEAR      YEARS      YEARS      YEARS
                                                                                   ------    -------    -------    --------
                          Royce Premier Fund....................................    $ 13       $40        $69        $151
                          Royce Micro-Cap Fund..................................      17        53         92         200
                          Pennsylvania Mutual Fund -- Investment Class..........      10        32         55         121
                          PMF II................................................      10        32         55         121
                          Royce GiftShares Fund***..............................      15        47         82         179
                          Royce Total Return Fund...............................      13        40         69         151
                          Royce Low-Priced Stock Fund...........................      17        53         92         200
                          Royce Global Services Fund............................      17        53         92         200

                          ---------------------
                          * Early redemption fee does not apply to Royce GiftShares Fund.
                          ** Management Fees would  have been 1.00%,  1.50%, 1.00%, 1.25%, 1.00%,  1.50% and 1.50%  for
                          Royce  Premier,  Micro-Cap, PMF  II, GiftShares,  Total Return,  Low-Priced Stock  and Global
                          Services Funds,  respectively;  12b-1 Fees  would  have been  .25%  for Royce  Total  Return,
                          Low-Priced  Stock and  Global Services  Funds; and Total  Operating Expenses  would have been
                          1.28%, 1.87%, 1.97%, 6.53%,  2.23%, 2.59%, and  3.31% for Royce  Premier, Micro-Cap, PMF  II,
                          GiftShares,  Total Return, Low-Priced  Stock and Global  Services Fund, respectively, without waivers of management  fees and, for  Royce GiftShares Fund,  expense reimbursement by  Quest
                          Advisory  Corp.  ('Quest'),  the  Funds'  investment adviser,  and  of  12b-1  fees  by Quest
                          Distributors, Inc. ('QDI'), the Funds' distributor. For more information on GiftShares -- see
                          'General Information.'  Quest and  QDI  have committed  to waive  their  fees to  the  extent necessary to maintain Total Operating Expenses of the Funds other than Pennsylvania Mutual at or below the percentages set forth in the above table through December 31, 1997.
                          ***  Exclusive of  Royce GiftShares Fund's  $50 annual  trustee's fee per  account. For trust accounts opened during 1997, Quest  will pay that portion  of the currently effective  annual trustee's  fee in  excess of  $50 per  account and  the trustee's  fees for  establishing and terminating the accounts.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS         The following financial highlights are part of the Funds' financial statements and have  been audited by Coopers & Lybrand L.L.P., independent accountants. The Funds' financial statements and  Coopers & Lybrand L.L.P.'s reports on them  are included in the Funds' Annual Reports to
                          Shareholders and are incorporated by reference  into the Statement of Additional  Information and  this Prospectus. Further information about the Funds' performance is contained elsewhere in this Prospectus and in  the Funds' Annual Reports to  Shareholders for 1996, which may  be obtained without charge by calling Investor Information.

                                                             ROYCE PREMIER                                ROYCE MICRO-CAP
                                          ----------------------------------------------------     -----------------------------
                                                        Year ended December 31,                       Year ended December 31,
                                          ----------------------------------------------------     -----------------------------
                                           1996       1995       1994       1993        1992        1996       1995        1994
                                          ------     ------     ------     -------     -------     ------     -------     ------
   NET ASSET VALUE, BEGINNING OF YEAR.     $7.12      $6.48      $6.41       $5.52       $5.00      $7.53       $6.48      $6.47
                                          ------     ------     ------     -------     -------     ------     -------     ------
INCOME FROM INVESTMENT
  OPERATIONS
    Net investment income (loss)(1)...      0.10       0.10       0.06        0.02        0.02      (0.01)       0.00       0.00
    Net realized and unrealized gain
      (loss) on investments...........      1.18       1.05       0.15        1.03        0.77       1.17        1.24       0.23
                                          ------     ------     ------     -------     -------     ------     -------     ------
        Total from Investment
          Operations..................      1.28       1.15       0.21        1.05        0.79       1.16        1.24       0.23
                                          ------     ------     ------     -------     -------     ------     -------     ------
LESS DISTRIBUTIONS
    Dividends paid from net investment
      income..........................     (0.10)     (0.09)     (0.05)      (0.02)      (0.02)     (0.00)      (0.00)     (0.00)
    Distributions paid from capital
      gains...........................     (0.49)     (0.42)     (0.09)      (0.14)      (0.25)     (0.55)      (0.19)     (0.22)
                                          ------     ------     ------     -------     -------     ------     -------     ------
        Total Distributions...........     (0.59)     (0.51)     (0.14)      (0.16)      (0.27)     (0.55)      (0.19)     (0.22)
                                          ------     ------     ------     -------     -------     ------     -------     ------
NET ASSET VALUE, END OF YEAR..........     $7.81      $7.12      $6.48       $6.41       $5.52      $8.14       $7.53      $6.48
                                          ======     ======     ======     =======     =======     ======     =======     =======
TOTAL RETURN..........................     18.1%      17.8%       3.3%       19.0%       15.8%      15.5%       19.1%       3.6%
                                          ======     ======     ======     =======     =======     ======     =======     =======
RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Year
      (millions)......................      $317       $302       $202         $47          $2       $141         $98        $27
    Ratio of Expenses to Average Net
      Assets(1).......................     1.25%      1.25%      1.38%       1.50%       1.77%      1.79%       1.94%      1.99%
    Ratio of Net Investment Income
      (Loss) to Average Net
      Assets(1).......................     1.25%      1.48%      1.19%       0.68%       0.53%     (0.20%)      0.10%      0.02%
    Portfolio Turnover Rate...........       34%        39%        38%         85%        116%        70%         25%        54%
    Average Commission Rate Paid`D'...    $.0621                                                   $.0476

                                         ROYCE MICRO-CAP
                                        ------------------
                                      Year ended December 31,
                                      -----------------------
                                         1993        1992
                                        -------     ------
NET ASSET VALUE, BEGINNING OF YEAR....    $5.83      $5.00
                                        -------     ------
INCOME FROM INVESTMENT
  OPERATIONS
    Net investment income (loss)(1)...     0.00      (0.01)
    Net realized and unrealized gain
      (loss) on investments...........     1.38       1.48
                                        -------     ------
        Total from Investment
          Operations..................     1.38       1.47
                                        -------     ------
LESS DISTRIBUTIONS
    Dividends paid from net investment
      income..........................    (0.00)     (0.00)
    Distributions paid from capital
      gains...........................    (0.74)     (0.64)
                                        -------     ------
        Total Distributions...........    (0.74)     (0.64)
                                        -------     ------
NET ASSET VALUE, END OF YEAR..........    $6.47      $5.83
                                        =======     ======
TOTAL RETURN..........................    23.7%      29.4%
                                        =======     ======
RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Year
      (millions)......................      $10         $3
    Ratio of Expenses to Average Net
      Assets(1).......................    1.99%      1.69%
    Ratio of Net Investment Income
      (Loss) to Average Net
      Assets(1).......................   (0.09%)    (0.21%)
    Portfolio Turnover Rate...........     116%       171%
    Average Commission Rate Paid`D'...

---------------------

(1)Net investment income and expense ratios are shown after waiver of fees by the investment adviser and distributor. Expense ratios before fee waivers would have been 1.28%, 1.68% and 4.17% for 1996, 1993 and 1992, respectively, for Royce Premier Fund, and 1.87%, 1.97%, 2.34%, 2.49% and 3.77% for 1996, 1995,
1994, 1993 and 1992, respectively, for Royce Micro-Cap Fund.

`D'Beginning in 1996, the Funds are required to disclose average commission rates paid per share for purchases and sales of investments.

                                                          PENNSYLVANIA MUTUAL FUND -- INVESTMENT CLASS
                                    ----------------------------------------------------------------------------------------
                                                                    Year ended December 31,
                                    ----------------------------------------------------------------------------------------
                                     1996     1995     1994     1993     1992     1991     1990      1989     1988     1987
                                    ------   ------   ------   ------   ------   ------   -------   ------   ------   ------
   NET ASSET VALUE, BEGINNING OF
  YEAR.............................  $7.71    $7.41    $8.31    $8.00    $7.29    $5.78     $6.85    $6.41    $5.47    $6.98
                                    ------   ------   ------   ------   ------   ------   -------   ------   ------   ------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income..........   0.11     0.11     0.12     0.11     0.11     0.12      0.17     0.21     0.14     0.14
    Net realized and unrealized
      gain (loss) on investments...   0.84     1.27    (0.18)    0.79     1.07     1.72     (0.96)    0.86     1.20    (0.02)
                                    ------   ------   ------   ------   ------   ------   -------   ------   ------   ------
        Total from Investment
          Operations...............   0.95     1.38    (0.06)    0.90     1.18     1.84     (0.79)    1.07     1.34     0.12
                                    ------   ------   ------   ------   ------   ------   -------   ------   ------   ------

LESS DISTRIBUTIONS
    Dividends paid from net
      investment income............  (0.11)   (0.11)   (0.11)   (0.11)   (0.10)   (0.12)    (0.16)   (0.22)   (0.12)   (0.33)
    Distributions paid from capital
      gains........................  (1.44)   (0.97)   (0.73)   (0.48)   (0.37)   (0.21)    (0.12)   (0.41)   (0.28)   (1.30)
                                    ------   ------   ------   ------   ------   ------   -------   ------   ------   ------
        Total Distributions........  (1.55)   (1.08)   (0.84)   (0.59)   (0.47)   (0.33)    (0.28)   (0.63)   (0.40)   (1.63)
                                    ------   ------   ------   ------   ------   ------   -------   ------   ------   ------
NET ASSET VALUE, END OF YEAR.......  $7.11    $7.71    $7.41    $8.31    $8.00    $7.29     $5.78    $6.85    $6.41    $5.47
                                    ======   ======   ======   ======   ======   ======   =======   ======   ======   ======
TOTAL RETURN.......................  12.8%    18.7%    -0.7%    11.3%    16.2%    31.8%    -11.5%    16.7%    24.6%     1.4%
                                    ======   ======   ======   ======   ======   ======   =======   ======   ======   ======
RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Year
      (millions)...................   $457     $630     $771   $1,022   $1,102     $789      $549     $550     $444     $277
    Ratio of Expenses to
      Average Net Assets(1)........   .99%     .98%     .98%     .98%     .91%     .95%      .96%     .97%    1.01%     .99%
    Ratio of Net Investment Income
      to Average Net Assets........  1.05%    1.18%    1.33%    1.23%    1.48%    1.73%     2.62%    2.93%    2.35%    2.02%
    Portfolio Turnover Rate........    29%      10%      17%      24%      22%      29%       15%      23%      24%      23%
    Average Commission Rate
      Paid`D'...................... $.0588

                                        PMF II
                                     ------------
                                     Period ended
                                     December 31,
                                     ------------
                                         1996
                                     ------------
NET ASSET VALUE, BEGINNING OF
  YEAR.............................      $5.00
                                        ------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income..........       0.00
    Net realized and unrealized
      gain (loss) on investments...       0.26
                                        ------
        Total from Investment
          Operations...............       0.26
                                        ------
LESS DISTRIBUTIONS
    Dividends paid from net
      investment income............      (0.00)
    Distributions paid from capital
      gains........................      (0.00)
                                        ------
        Total Distributions........      (0.00)
                                        ------
NET ASSET VALUE, END OF YEAR.......      $5.26
                                        ======
TOTAL RETURN.......................       5.2%
                                        ======
RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Year
      (millions)...................        $18
    Ratio of Expenses to
      Average Net Assets(1)........       .97%*
    Ratio of Net Investment Income
      to Average Net Assets........       .83%*
    Portfolio Turnover Rate........         1%
    Average Commission Rate
      Paid`D'......................     $.0586

---------------------

(1) Expense ratios before waivers of fees by the investment adviser would have been 1.03% and .99% for 1996 and 1995, respectively, for Pennsylvania Mutual Fund and 1.97% for the period ended December 31, 1996 for PMF II (inception date November 19, 1996).

* Annualized.

`D'Beginning in 1996, the Funds are required to disclose average commission rates paid per share for purchases and sales of investments.

                   ROYCE GIFTSHARES                         ROYCE TOTAL RETURN
             -----------------------------     ---------------------------------------------
               Year ended     Period ended       Year ended December 31,        Period ended
             December 31,     December 31,                                      December 31,
             ------------     ------------     ----------------------------     ------------
                 1996           1995(2)         1996       1995       1994        1993(3)
             ------------     ------------     ------     ------     ------     ------------
                 $5.01            $5.00         $5.76      $5.12      $5.00         $5.00
                ------           ------        ------     ------     ------        ------

                  0.00             0.00          0.14       0.13       0.02          0.00
                  1.27             0.01          1.28       1.24       0.24          0.00
                ------           ------        ------     ------     ------        ------
                  1.27             0.01          1.42       1.37       0.26          0.00
                ------           ------        ------     ------     ------        ------

                 (0.00)           (0.00)        (0.16)     (0.13)     (0.02)        (0.00)
                 (0.45)           (0.00)        (0.73)     (0.60)     (0.12)        (0.00)
                ------           ------        ------     ------     ------        ------
                 (0.45)           (0.00)        (0.89)     (0.73)     (0.14)        (0.00)
                ------           ------        ------     ------     ------        ------
                 $5.83            $5.01         $6.29      $5.76      $5.12         $5.00
                ======           ======        ======     ======     ======        ======
                 25.6%             0.2%         25.5%      26.9%       5.2%         0.00%
                ======           ======        ======     ======     ======        ======
                    $1              $.5            $6         $3         $2           $.5
                 1.49%             .70%*        1.25%      1.67%      1.96%          .29%*
                (0.05%)              0%*        2.50%      2.42%      0.49%        (0.29%)
                   93%               0%          111%        68%        88%            0%
                $.0566                         $.0605

                      ROYCE LOW-PRICED STOCK                     ROYCE GLOBAL SERVICES
            ------------------------------------------     ----------------------------------
                   Year ended             Period ended        Year ended         Period ended
                  December 31,            December 31,       December 31,        December 31,
            -------------------------     ------------     -----------------     ------------
            1996     1995       1994        1993(3)         1996       1995        1994(4)
            ----    ------     ------     ------------     ------     ------     ------------
            $5.62    $5.07     $5.01          $5.00         $5.68      $5.06         $5.00
            -----    -----     ------        ------        ------     ------        ------
            (0.03)   (0.00)    (0.03)          0.00          0.01       0.00          0.00
            1.31      1.14      0.18           0.01          0.81       1.07          0.06
            -----    -----     ------        ------        ------     ------        ------
            1.28      1.14      0.15           0.01          0.82       1.07          0.06
            -----    -----     ------        ------        ------     ------        ------
            (0.00)   (0.00)    (0.00)         (0.00)        (0.00)     (0.00)        (0.00)
            (0.60)   (0.59)    (0.09)         (0.00)        (0.47)     (0.45)        (0.00)
            -----    -----     ------        ------        ------     ------        ------
            (0.60)   (0.59)    (0.09)         (0.00)        (0.47)     (0.45)        (0.00)
            -----    -----     ------        ------        ------     ------        ------
            $6.30    $5.62     $5.07          $5.01         $6.03      $5.68         $5.06
            =====    =====     ======        ======        ======     ======        ======
            22.8%    22.5%      3.0%           0.2%         14.6%      21.2%          1.2%
            =====    =====     ======        ======        ======     ======        ======
             $16        $4        $2            $.5            $2         $2           $.5
            1.88%    1.97%     1.89%          0.29%*        1.56%      1.97%         1.78%*
            (0.67%) (1.11%)    (1.11%)       (0.29%)*       0.17%     (0.58%)        0.00%*
            137%      114%       95%             0%           81%       106%            0%
            $.0464                                         $.0591

---------------------

(1)Expense ratios before waivers of fees and reimbursement of expenses by the investment adviser and distributor would have been 6.53% and 1.95% for 1996 and 1995, respectively, for Royce GiftShares Fund; 2.23%, 2.38%, 3.21% and 2.04% for 1996, 1995, 1994 and 1993, respectively, for Royce Total Return Fund; 2.59%, 3.47%, 3.63% and 2.04% for 1996, 1995, 1994 and 1993, respectively, for Royce
Low-Priced  Stock Fund;  and 3.31%,  3.72% and  3.69% for  1996, 1995  and 1994,
respectively, for Royce Global Services Fund.

(2)From inception of the Fund on December 27, 1995.

(3)From inception of the Fund on December 15, 1993.

(4)From inception of the Fund on December 15, 1994.

* Annualized.

-----------------------------------------------------------------------------------------------------------------------
INVESTMENT                The Funds  may include  in  communications to  current  or prospective  shareholders  figures
PERFORMANCE               reflecting total return over various time periods. 'Total return' is the rate of return on an
AND VOLATILITY            amount invested in a Fund from the beginning to the end of the stated period. 'Average annual total  return' is the annual compounded percentage change  in the value of an amount invested
Total return is the       in a Fund from the beginning until the end of the stated period. Total returns are historical
change in value           measures of  past performance  and are  not intended  to indicate  future performance.  Total
over a given time         returns  assume the  reinvestment of  all net investment  income dividends  and capital gains
period, assuming          distributions. The figures  do not reflect  a Fund's  early redemption fee  because this  fee
reinvestment of any       applies only to redemptions of share purchases held for less than one year.
dividends and
capital gains             Additionally, the performance of the Fund may  be compared to (i) the performance of  various
distributions             indices  and investments for which reliable performance  data is available and (ii) averages, performance rankings  or other  information prepared  by recognized  mutual fund  statistical services.

                          The Funds' average annual total returns for the periods ended December 31, 1996 were:

                                                 ONE     THREE    FIVE    TEN     TWENTY      SINCE
                                                 YEAR    YEAR     YEAR    YEAR     YEAR     INCEPTION      INCEPTION DATE
                                                 ----    -----    ----    ----    ------    ---------    ------------------
                          Royce Premier......... 18.1%   12.9 %   14.7%    --        --        14.7%     December 31, 1991
                          Royce Micro-Cap....... 15.5    12.5     17.9     --        --        17.9      December 31, 1991
                          Pennsylvania Mutual... 12.8    10.0     11.5    11.4%    16.1%         --      --
                          Royce GiftShares...... 25.6      --      --      --        --        25.4      December 27, 1995
                          Royce Total Return.... 25.5    18.7      --      --        --        18.4      December 15, 1993
                          Royce Low-Priced
                            Stock............... 22.8    15.7      --      --        --        15.5      December 15, 1993
                          Royce Global
                            Services............ 14.6      --      --      --        --        18.1      December 15, 1994

   'Risk' may be          The  relative risk of investing in a particular  fund should be considered in addition to the
viewed as the             total returns of the fund.  Risk, in terms of how  volatile an investor's returns have  been,
volatility of a           can   be  measured   in  a   number  of   ways,  including   standard  deviation   and  beta.
Fund's total returns
over time                      Standard deviation measures the range of performance within which a fund's total returns have fallen. The lower the standard deviation  of the  fund  the less  volatile and more consistent  the  fund's monthly  total  returns have  been  over that  period.  When the standard deviation of a fund  is lower than the standard  deviation of an index such  as the S&P 500, the fund has been less volatile than the index.

                               Beta measures a fund's sensitivity to market movements. The beta for the index generally chosen  to represent the market  (the S&P 500) is  1.00. If the fund  has a beta greater than 1.00, it has been more volatile than the  index; if its beta is less than 1.00,  it has been less volatile than the index.

                          These  measures of  risk, which are  historical in  nature and not  necessarily predictive of future volatility, are more fully described  in the Statement of Additional Information.  For the three year period ended December 31, 1996, standard deviation and beta for the Funds, the
                          Russell 2000, an index representative of small capitalization company stocks, and the S&P 500 were:

                                                                 STANDARD
                                                                 DEVIATION           BETA
                                                                 ---------           ----
                          Royce Premier.......................      7.46              .45
                          Royce Micro-Cap.....................      9.89              .46
                          Pennsylvania Mutual.................      8.07              .52
                          Royce Total Return..................      6.90              .30
                          Royce Low-Priced Stock..............     13.87              .51

                          Russell 2000........................     12.10              .94
                          S&P 500.............................      9.72             1.00

                          Investors evaluating these and other quantitative measures of risk should understand that the risk  profiles of the Funds' portfolios may change over time. The investment risks associated with the  types of  securities in  which the  Funds may  invest are  described below  --  see
                          'Investment Risks'.
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT                Each  Fund  has  different investment  objectives  and/or  its own  method  of  achieving its
OBJECTIVES                objectives and is designed to meet different investor needs. Since certain risks are inherent in owning any security, there can  be no assurance that any  of the Funds will achieve  their objectives.

                          ROYCE  PREMIER FUND'S  investment objectives are  primarily long-term  growth and secondarily current income.  It  seeks to  achieve  these objectives  through  investments in  a  limited portfolio  of common stocks and convertible securities of companies viewed by Quest as having superior financial characteristics and/or unusually attractive business prospects.

                          ROYCE MICRO-CAP FUND seeks long-term  capital appreciation, primarily through investments  in common  stocks and  convertible securities  of micro-cap  companies. Production  of income is incidental to this objective.

                          PENNSYLVANIA MUTUAL FUND AND PMF II seek long-term capital appreciation. They do so primarily through investments  in common  stocks  and convertible  securities  of small  and  micro-cap companies. Production of income is incidental to this objective.

                          ROYCE  GIFTSHARES  FUND,  a  special  purpose  fund,  seeks  long-term  capital appreciation, primarily through  investments  in a  limited  portfolio  of common  stocks  and  convertible securities of small and micro-cap companies.

                          ROYCE  TOTAL RETURN FUND'S investment objective is an equal focus on both long-term growth of capital and current  income. It  seeks to  achieve this  objective through  investments in  a broadly diversified portfolio of dividend-paying common stocks.

                          ROYCE  LOW-PRICED STOCK  FUND's investment  objective is  long-term capital  appreciation. It seeks  to  achieve  this  objective  primarily  through  investments  in  common  stocks  and convertible securities of companies with shares that trade at prices below $15 per share.

                          ROYCE  GLOBAL SERVICES  FUND seeks long-term  capital appreciation by  investing primarily in common stocks  and  convertible securities  of  domestic  and foreign  companies  in  service industries.

                          These  investment objectives are fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares.
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT                Quest uses a 'value' method  in managing the Funds' assets.  In its selection process,  Quest
POLICIES                  puts  primary  emphasis  on  the  understanding of  various  internal  returns  indicative of
The Funds invest          profitability, balance sheet  quality, cash flows  and the relationships  that these  factors
on a value basis          have to the price of a given security.

The Funds invest          Quest's  value method is based  on its belief that the  securities of certain small companies
primarily in small        may sell at a discount from its estimate of such companies' 'private worth,' that is, what  a
and micro-cap             knowledgeable  buyer would pay for the entire  company. Quest attempts to identify and invest
companies                 in these securities for each  of the Funds, with the  expectation that this 'value  discount'
                          will narrow over time and thus provide capital appreciation for the Funds.

                          ROYCE PREMIER FUND
                          Normally,  Royce Premier Fund will invest  at least 80% of its  assets in a limited number of common stocks, convertible  preferred stocks  and convertible bonds.  At least  65% of  these
                          securities   will  be  income-producing   and/or  issued  by   companies  with  stock  market
                          capitalizations under $1 billion at the time  of investment. The remainder of its assets  may
                          be   invested  in  securities   of  companies  with   higher  stock  market  capitalizations,
                          non-dividend-paying common stocks and non-convertible  preferred stocks and debt  securities.
                          In  its selection process for the Fund, Quest  puts primary emphasis on companies with market capitalizations between $300 million  and $1 billion which  have unusually strong returns  on assets,  cash flows and balance sheets or  unusual business strengths and/or prospects. Other characteristics, such as a company's growth potential and valuation considerations, are  also used in selecting the Fund's investments.

                          ROYCE MICRO-CAP FUND
                          At least 80% of the assets of Royce Micro-Cap Fund will normally be invested in common stocks and  securities convertible into common stocks of small and micro-cap companies, and at least
                          65% of these securities will be issued  by companies with stock market capitalizations  under
                          $300  million at  the time  of investment.  The remainder  of its  assets may  be invested in securities  of  companies  with  higher  stock  market  capitalizations  and  non-convertible preferred stocks and debt securities.

                          PENNSYLVANIA MUTUAL FUND AND PMF II
                          Each  of  these Funds  normally invests  at  least 65%  of its  assets  in common  stocks and securities convertible  into  common stocks.  Approximately  equal weightings  of  small  and micro-cap  companies  (stock market  capitalizations below  $1 billion)  are included  in the
                          Funds' portfolios. In the upper end of this range, $300 million to $1 billion in stock market capitalization, the Funds  focus on  a limited number  of companies  with superior  financial characteristics and/or unusually attractive business prospects, companies Quest classifies as
                          'premier.'  The Funds  also focus  on companies  at the  lower end  of the  range, below $300 million, the sector known as 'micro-cap.'

                          ROYCE GIFTSHARES FUND
                          Royce GiftShares Fund will normally invest at least 80% of its assets in a limited number  of common  stocks and convertible securities. At least 75% of these securities will be issued by small (under  $1  billion  in  market capitalization)  and  micro-cap  (under  $300  million)
                          companies. The remainder of its assets may be invested in securities of companies with higher market capitalizations and non-convertible preferred stocks and debt securities.

                          Investments  in  Royce GiftShares  Fund are  suitable  for making  long-term gifts  which may qualify for the Federal annual gift tax exclusion and which may also be designed to help fund the beneficiary's college and post-graduate education. See 'Royce GiftShares Fund  Investors'
                          below for further information.

                          ROYCE TOTAL RETURN FUND
                          In  accordance with its dual objective of  capital appreciation (realized and unrealized) and current income, Royce Total Return  Fund will normally invest at  least 80% of its assets  in common  stocks. At least 90% of these securities will be dividend-paying, and at least 65% of these securities  will be  issued by  companies with  stock market  capitalizations under  $1 billion  at the time  of investment. The  remainder of the  Fund's assets may  be invested in securities with higher  stock market capitalizations,  non-dividend-paying common stocks  and convertible  and  non-convertible securities.  While most  of the  Fund's securities  will be income-producing, the composite yield of the Fund will vary and may be either higher or lower than the composite yield of the stocks in the S&P 500.

                          ROYCE LOW-PRICED STOCK FUND
                          Normally, Royce Low-Priced Stock Fund will invest at least 65% of its assets in common stocks and convertible securities of  companies with shares  that trade at prices  below $15 at  the time of investment. In addition, at least 65% of these securities will be issued by companies with  market  capitalizations under  $1 billion  at  the time  of investment.  In determining whether a convertible  security is low-priced,  Quest may  consider either the  price of  the convertible  security itself or the  price of the security into  which it is convertible. The remainder of its assets may be invested in  stocks of companies with higher prices or  higher market capitalizations and non-convertible preferred stocks and debt securities.

                          ROYCE GLOBAL SERVICES FUND
                          Royce  Global Services Fund normally invests at least 65% of its assets in the common stocks, convertible securities and warrants of  domestic and foreign companies 'principally'  engaged in  service  industries.  Service  industries may  include:  banking,  insurance, securities, investment management,  advertising,  communication, consulting,  distribution,  engineering, environmental,  health,  leisure, security  services, printing  and publishing,  retail, food services, software and computer services,  transportation services and such other  industries as  Quest may from  time to time  determine to be  service industries. For  these purposes, a company is deemed to be 'principally' engaged in a  service industry if, as of the end of  or for  its most recent  fiscal year, at least  50% of its consolidated  assets, revenues or net income are committed to, or are derived from, service related activities.

                          Royce Global Services  Fund normally invests  more than 65%  of its assets  in securities  of companies  from  at least  three  countries, which  may include  the  United States.  In most instances, investments are made in  companies principally based in  the United States or  the other  developed countries of North  America, Europe, Asia and  Australia and not in emerging market countries.

                          Royce Global  Services Fund  may also  indirectly invest  in the  securites of  domestic  and foreign  service  and non-service  companies by  investing up  to  20% of  its assets  in the securites of other investment  companies that invest primarily  in such companies. The  other investment  companies in which the Fund may invest may be domestic companies registered under the 1940 Act or  foreign companies that  are not so registered  or otherwise regulated.  They usually have their own management fees and expenses, and Quest will also earn its fee on Fund assets  invested in such other companies, which would  result in a duplication of fees to the extent of any  such investment.  However, Quest  will waive its  management fee  on any  Fund assests invested in other open-end investment companies, and no sales charge will be borne by the Fund in connection with such an investment.

                          The  assets of  the Fund that  are not required  to be  invested in the  equity securities of companies engaged in  service industries may  be invested in  the common stocks,  convertible
                          securities   and  warrants  of   companies  engaged  in   non-service  industries  and/or  in
                          non-convertible preferred stocks and debt securities.

-----------------------------------------------------------------------------------------------------------------------
INVESTMENT                As mutual  funds investing  primarily in  common stocks  and/or securities  convertible  into
RISKS                     common  stocks, the Funds  are subject to market  risk, that is,  the possibility that common stock prices will decline over short or  even extended periods. The Funds invest  substantial
The Funds are             portions  of their assets in  securities of small and/or  micro-cap companies. Such companies
subject to certain        may not  be  well-known to  the  investing public,  may  not have  significant  institutional
investment risks          ownership  and may have cyclical, static or  only moderate growth prospects. In addition, the securities of such companies may be more volatile in price, have wider spreads between  their bid  and ask prices and  have significantly lower trading  volumes than larger capitalization stocks. Thus, purchases  and sales  of such  securities may have  a greater  impact on  their market  prices than would be the case with larger capitalization stocks. Accordingly, Quest's investment focus requires  a long-term  horizon, and  the Funds should  not be  used to  play short-term swings in the market.

                          Although  ROYCE  PREMIER and  GIFTSHARES  FUNDS are  diversified  within the  meaning  of the
                          Investment Company Act of 1940 (the '1940 Act'), they will normally be invested in a  limited number  of securities. The  Funds' relatively limited  portfolios may involve  more risk than investing in other  Royce Funds or  in a broadly  diversified portfolio of  common stocks  of large  and well-known companies. To the  extent that the Funds invest  in a limited number of securities, they may  be more  susceptible to any  single corporate,  economic, political  or regulatory occurrence than a more widely diversified fund.

                          PENNSYLVANIA  MUTUAL FUND,  PMF II,  ROYCE MICRO-CAP,  LOW-PRICED STOCK  and GIFTSHARES FUNDS
                          invest  substantially  in  micro-cap  and/or  low-priced  securities  that  are  followed  by relatively  few securities  analysts, with the  result that  there tends to  be less publicly available information concerning the securities. The  securities of these companies may  have more  limited trading volumes and be subject to  more abrupt or erratic market movements than the securities of small-cap companies, higher priced securities and/or the market averages in general, and Quest may be required to deal with only a few market-makers when purchasing  and selling  these securities. Companies in which these Funds  are likely to invest also may have limited product lines, markets or financial resources,  may lack management depth and may  be more  vulnerable to adverse  business or market  developments. Thus, these  Funds may involve considerably more risk than a mutual fund investing in more liquid equity securities.

                          ROYCE LOW-PRICED STOCK FUND may  invest in securities of  issuers of low-priced stocks  which are  financially  distressed  or  involved  in  bankruptcy,  liquidation,  reorganization  or recapitalization proceedings. Specifically because  of their lower  prices relative to  other companies,  low-priced  securities may  be  subject to  even  more abrupt  or  erratic market movements.

                          ROYCE GLOBAL SERVICES FUND does not concentrate its investments by investing more than 25% of its assets in the securities of companies principally engaged in any one industry,  including banking,  insurance, securities and investment management.  However, because more than 25% of its assets  may be  invested in  companies engaged  collectively in  the banking,  insurance, securities  and investment management industries, the Fund  may, to that extent, be deemed to be concentrating its investments in a group consisting of such industries. Financial  service companies  are subject to extensive governmental regulation.  This may limit both the amounts and types of loans and other financial commitments that such companies are permitted to make, and, in the case of banks and insurance  companies, the interest, fees and premiums they  are permitted  to charge. Insurance companies are particularly subject to rate setting, potential anti-trust and tax law changes  and industry-wide pricing and  competition cycles and may  be affected by catastrophes and/or reinsurance carrier failures. Also, the profitability of many types  of financial service  companies is largely  dependent on the  availability and cost of capital funds and may fluctuate significantly when interest rates change.

                          General economic  conditions  are  important  to the  operation  of  most  financial  service companies,  and  credit  losses  resulting  from  financial  difficulties  of  borrowers  may negatively impact  some of  them. Changes  in regulations,  broker commission  structure  and securities  market activities, together with the  leverage and trading strategies employed by broker-dealers and investment banks, may produce erratic returns for them over time. Finally, most types  of  financial  service companies  are  subject  to substantial  price  and  other competition. Prices of the securities of domestic and foreign financial service companies may be  more  volatile  than  those  of more  broadly  diversified  investments,  and  the Fund's performance may be tied to the financial services industries and the United States and  world economies  as a whole. The  securities of financial service  companies may react similarly to market conditions and may move together.

FOREIGN SECURITIES        Royce Global Services  Fund has  no restrictions  on the  amount of  its assets  that may  be invested  in  foreign securities.  PMF II  may  invest up  to 25%  of  its assets  in foreign securities, and  each of  the other  Funds may  invest up  to 10%  of its  assets in  foreign securities, measured at the time of purchase.

                          The  Funds may purchase  securities of foreign  companies in the  form of American Depositary
                          Receipts ('ADRs').  ADRs are  certificates  held in  trust by  a  bank or  similar  financial institution  evidencing ownership of  shares of a  foreign-based issuer. Designed  for use in
                          U.S. securities markets,  ADRs are  alternatives to the  purchase of  the underlying  foreign securities in their national markets and currencies.

                          The  Funds do not expect to purchase or  sell foreign currencies to hedge against declines in the U.S. dollar or to lock  in the value of the  foreign securities they purchase, and  their foreign  investments  may  be  adversely  affected  by  changes  in  foreign  currency rates.
                          Consequently, the risks associated with such investments may be greater than if the Funds did engage in foreign currency transactions for hedging purposes. Foreign investments may also be adversely affected by exchange control regulations, if any, in such foreign markets, and  the
                          Funds' ability to make certain distributions necessary to maintain eligibility as a regulated investment  company and avoid the imposition of income and excise taxes may to that extent be limited.

                          There may be  less information available  about a  foreign company than  a domestic  company;
                          foreign  companies may  not be  subject to accounting,  auditing and  reporting standards and requirements comparable  to those  applicable  to domestic  companies; and  foreign  markets, brokers  and issuers are generally subject to less extensive government regulation than their domestic counterparts. Foreign securities may  be less liquid and  may be subject to  greater price  volatility than domestic securities. Foreign  brokerage commissions and custodial fees are generally higher than  those in the  United States. Foreign  markets also have  different clearance  and  settlement procedures,  and in  certain  markets there  have been  times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such  transactions. Delays or problems with settlements  might afect the liquidity of the Fund's portfolio. Foreign investments may also be subject to local economic  and political risks, political instability  and possible nationalization of issuers or expropriation of their assets, which might adversely affect the Fund's ability to  realize on  its investment in  such securities. Furthermore,  some foreign securities  are subject to brokerage taxes levied by foreign governments, which  have the effect of increasing the  cost of  such investment and  reducing the realized gain  or increasing the  realized loss on such securities at the time of sale.

                          Income earned or received by the Funds  from sources within foreign countries may be  subject to  withholding and other taxes imposed  by such countries. Any such  taxes paid by the Funds will reduce their cash available for distribution to shareholders. The Funds are required  to calculate  their distributable income and capital gains  for U.S. Federal income tax purposes by reference to the U.S. dollar.  Fluctuations in applicable foreign currency exchange  rates may  cause  a Fund's  distributable  income and  capital gains  for  U.S. Federal  income tax purposes to differ  from the  value of  its investments  calculated by  reference to  foreign currencies. If a Fund invests in stock of a so-called passive foreign investment company, the
                          Fund may make certain elections that will affect the calculation of its net investment income and capital gains.
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                                       13

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
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INVESTMENT                Each  of  the Funds  has  adopted certain  fundamental  limitations, designed  to  reduce its
LIMITATIONS               exposure to specific situations, which may not be changed without the approval of a  majority of  its outstanding voting shares, as that term is defined in the 1940 Act. These limitations
The Funds have            are set forth in  the Statement of  Additional Information and  provide, among other  things,
adopted certain           that no Fund will:
fundamental
limitations                   (a) as to not less than 75% of its assets, invest more  than 5%  of  its  assets  in  the securities of any one issuer, excluding U.S. Government obligations;

                              (b) invest more than 25% of its assets in any one industry; or

                              (c) invest in companies for the purpose of exercising control of management.

OTHER INVESTMENT          In addition to investing primarily in the equity and fixed income securities described above,
PRACTICES:                the Funds may follow a number of additional investment practices.

Short-term fixed          The Funds may invest in short-term fixed income securities for temporary defensive  purposes,
income securities         to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions.
                          These  securities  consist of  United States  Treasury bills,  domestic bank  certificates of deposit, high-quality  commercial  paper and  repurchase  agreements collateralized  by  U.S.
                          Government  securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified  period of  seven or fewer  days. In these transactions,  which are, in effect,  secured loans by the
                          Fund, the securities purchased by  the Fund will have  a value equal to  or in excess of  the value  of  the repurchase  agreement and  will be  held  by the  Fund's custodian  bank until repurchased. Should a Fund implement a temporary investment policy, its investment  objective may not be achieved.

Securities lending        The  Funds may lend  up to 25% of  their assets to qualified  institutional investors for the
                          purpose  of  realizing  additional  income.  Loans  of  securities  of  the  Funds  will   be
                          collateralized  by cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities.  The collateral will  equal at least  100% of the  current market  value of  the loaned  securities. The  risks of  securities lending  include possible delays in receiving  additional collateral or  in recovery  of loaned securities  or loss  of rights in the collateral if the borrower defaults or becomes insolvent.


Warrants, rights and      Each of the Funds other than Pennsylvania Mutual Fund may invest up to 5% of its total assets
options                   in warrants, rights and options.
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                                       14

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
Lower-rated debt          Up  to 20%  of Royce Total  Return Fund's assets  may be  invested in debt  securities in the
securities                lowest category of investment grade debt.  These bonds may have speculative  characteristics, and  changes in  economic conditions  or other  circumstances are  more likely  to lead  to a weakened capacity to make principal and interest payments than is the case with higher  grade bonds.  Each  of the  Funds may  invest no  more  than 5%  of its  net assets  in lower-rated
                          (high-risk) non-convertible debt securities, which are  below investment grade. The Funds  do not  expect to  invest in non-convertible  debt securities that  are rated lower  than Caa by
                          Moody's Investors Service, Inc. or CCC by Standard & Poor's Corp. or, if unrated,  determined to be of comparable quality.

   Restricted and         ROYCE  GLOBAL SERVICES FUND and PMF  II may invest up to 15%  of their net assets in illiquid
illiquid securities       securities, including those  restricted securities that  are illiquid. Restricted  securities are  securities which, if publicly  sold, might cause the Fund  to be deemed an 'underwriter'
                          under the  Securities Act  of 1933  (the  '1933 Act')  or which  are subject  to  contractual restrictions  on resale. Restricted securities which the Fund may purchase include securities which have not been  registered under the 1933  Act, but are eligible  for purchase and  sale pursuant  to Rule 144A under the 1933  Act. This Rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. Quest, under criteria established by the Trust's Board of Trustees,  will consider  whether securities purchased under  Rule 144A are illiquid  and thus subject to the
                          15% limitation. In making this determination, Quest will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a  market and  the nature of the security and the market  place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).  The liquidity  of Rule 144A securities  will also be monitored  by Quest, and if,  as a result of changed conditions, it  is determined  that a  Rule 144A security  is no  longer liquid,  the
                          Fund's  holding of illiquid securities will be reviewed  to determine what, if any, action is required in light of  the 15% limitation.  Investing in Rule 144A  securities could have  the effect  of  increasing  the  amount  of  investments  in  illiquid  securities  if  qualified institutional buyers are unwilling to purchase such securities.

Portfolio turnover        Quest may  employ a  more  aggressive approach  to investing  for  PMF II,  Royce  Micro-Cap,
                          Low-Priced  Stock  and  GiftShares  Funds that  involves  substantially  higher  than average portfolio turnover rates. For 1997, these rates may exceed 100%. Rates which exceed 100%  are higher  than those  of other funds.  A 100% turnover  rate occurs,  for example, if  all of a
                          Fund's portfolio securities are replaced in  one year. High portfolio activity increases  the
                          Fund's transaction costs, including brokerage commissions.
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                                       15

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
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MANAGEMENT OF THE TRUST    The  Trust's business and affairs  are managed under the direction  of its Board of Trustees.
                          Quest, the Funds'  investment adviser,  is responsible for  the management  of their  assets,
Quest Advisory            subject  to the authority of the Board. Charles M. Royce, Quest's President, Chief Investment
Corp. is responsible      Officer and sole  voting shareholder since  1972, is primarily  responsible for managing  the
for the investment        Funds'  portfolios. He is assisted by Quest's  investment staff, including W. Whitney George,
management of the         Portfolio Manager and  Managing Director,  and by Jack  E. Fockler,  Jr., Managing  Director.
Funds' assets
                          As  compensation for its  services to the Funds,  Quest is entitled  to receive the following annual advisory fees: (i) 1% of the  first $50 million of Pennsylvania Mutual Fund's  average net  assets, .875% of the next $50 million of  its average net assets and .75% of its average net assets in excess  of $100 million;  (ii) 1% of the  average net assets  of PMF II,  Royce
                          Premier  and Total  Return Funds; (iii)  1.5% of the  average net assets  of Royce Micro-Cap,
                          Low-Priced Stock and Global Services Funds; and (iv) 1.25% of the average net assets of Royce
                          GiftShares Fund. For 1996,  the fees paid to  Quest on average net  assets were .97%,  1.43%,
                          .76%,  .30% and 1.07% (net  of voluntary waivers) for  Royce Premier, Micro-Cap, Pennsylvania
                          Mutual, Total Return and  Low-Priced Stock Funds,  respectively. The fees  for PMF II,  Royce
                          GiftShares    and    Global   Services    Funds   were    voluntarily   waived    by   Quest.

                          Quest selects  the brokers  who  execute the  purchases and  sales  of the  Funds'  portfolio securities  and may place orders with brokers  who provide brokerage and research services to
                          Quest. Quest is authorized, in  recognition of the value  of brokerage and research  services provided,  to pay commissions to a broker in  excess of the amount which another broker might have charged for the same transaction.

                          Quest Distributors,  Inc.  ('QDI'),  which is  wholly-owned  by  Charles M.  Royce,  acts  as distributor  of the Funds' shares. The Trust has  adopted a distribution plan for Royce Total
                          Return, Low-Priced Stock and Global Services Funds pursuant to Rule 12b-1. The plan  provides for  payment to QDI of  .25% per annum of the  average net assets of  the Funds, which may be used for payment of sales  commissions and other fees  to those broker-dealers who  introduce investors  to the Fund and  for various other promotional,  sales-related and servicing costs and expenses. QDI has committed to waive its fees through April 1998.

                                       16

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
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GENERAL                   The Royce Fund (the 'Trust') is a Delaware business trust, registered with the Securities and
INFORMATION               Exchange Commission  as a  diversified  open-end management  investment  company. It  is  the successor  to a Massachusetts business trust established  in October 1985 and merged into the
                          Trust in  June 1996,  when Pennsylvania  Mutual Fund  was also  merged into  the Trust  as  a separate  series. Pennsylvania Mutual  Fund previously operated  for more than  20 years as a
                          Quest-advised diversified  open-end  management investment  company.  The Trustees  have  the authority  to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these  shares may be  divided into an  unlimited number of  series or  classes.
                          Shareholders  are entitled  to one vote  per share. Shares  vote by individual  series on all matters, except that  shares are voted  in the aggregate  and not by  individual series  when required  by the 1940 Act and  that if the Trustees determine  that a matter affects only one series or class, then only shareholders of that series or class are entitled to vote on  that matter.

                          The  Trust's Board of Trustees has  approved a plan creating two  classes of shares for Royce
                          GiftShares Fund, an Investment Class  and a Consultant Class.  In connection with this  plan, the  Trust has called a special meeting of the  Fund's shareholders to be held on May 28, for the purpose of  approving a 12b-1  plan and .25%  per annum distribution  fee for the  Fund's existing  shares, which would be  offset by reducing the Fund's  management fee from 1.25% to
                          1.00% per annum  of the  Fund's average  net assets. When  these plans  are implemented,  the
                          Fund's  existing shares  would be  designated as the  Investment Class,  and Consultant Class shares would be offered to customers of certain broker-dealers by separate prospectus.

                          Meetings of  shareholders will  not be  held except  as required  by the  1940 Act  or  other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the
                          Trust  if requested in writing by the holders of  not less than 10% of the outstanding shares of the Trust.

                          The custodian for securities,  cash and other assets  of the Funds is  State Street Bank  and
                          Trust  Company. State  Street, through its  agent National Financial  Data Services ('NFDS'), also serves as  the Funds' Transfer  Agent. Coopers  & Lybrand L.L.P.  serves as  independent accountants for the Funds.
-----------------------------------------------------------------------------------------------------------------------
ROYCE                     A Royce GiftShares Fund investment is a unique way to make a gift to a child (minor or adult)
GIFTSHARES                or  another individual. (You may not open an  account in GiftShares Fund for yourself or your
FUND                      spouse.) A GiftShares  Fund investment  is suitable  for making  a long-term  gift which  may
INVESTORS                 qualify  in whole or in part for the Federal  annual gift tax exclusion and which may also be designed to  help fund  the beneficiary's  college  and post-graduate  education. To  open  a
                          GiftShares  Fund  account,  call  Investor  Information  (1-800-221-4268)  for  a  GiftShares
                          Information Packet.  (A GiftShares  Fund account  may  also be  opened by  a trustee  for  an individual or organization if the trust has a long-term duration, the provisions of the trust instrument  are acceptable to the Trust and the trustee has his, her or its own tax adviser.)
                          The minimum initial investment  in GiftShares Fund is  $5,000. Additional investments may  be
                          made   in  amounts  of  $50  or  more  at  any  time  during  the  existence  of  the  trust.

                                       17

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
                          The shares in a GiftShares Fund account are held in trust for the beneficiary by State Street
                          Bank and Trust Company, as independent trustee,  until the termination date you specify.  The duration  of the trust may  be as long as you  wish, but generally must  be at least 10 years from the time  you make  the first contribution  to the  GiftShares Fund trust  or until  the beneficiary  reaches the age  of majority, whichever  is later. The  GiftShares Fund trust is irrevocable, and neither you  nor the beneficiary may  amend its terms in  any way. When  the trust terminates, the beneficiary will receive the shares in the account. The beneficiary may then  continue to  own the  shares, but,  except for  reinvestment of  distributions, may not purchase additional shares.

                          Options available to a donor under the Royce GiftShares Fund trust adoption agreement are:

                          WITHDRAWAL OPTION:
                          This option will be used primarily by a donor to make a gift that may qualify for the Federal annual gift  tax  exclusion  or when  the  donor  wants  to allow  the  beneficiary  to  make withdrawals from the trust to pay for higher education and related costs.

                          The full amount of the gift may qualify for the Federal annual gift tax exclusion

                          The  trust may be  designed to permit withdrawals  to help fund  the beneficiary's college or post-graduate education

                          The beneficiary will be taxed on all of the trust's income and capital gains, and the trustee will, if requested by the beneficiary, redeem Fund shares in order to allow for  withdrawals in order for the beneficiary to pay these taxes

                          The  trustee will  send an information  statement to  the beneficiary each  year, showing the amount of income and capital gains to be reported on his or her income tax returns for  that year

                          ACCUMULATION OPTION:
                          This option should generally be used by a donor who is not concerned about the Federal annual gift  tax exclusion and who does not want the  beneficiary to be required to pay the taxes on the trust's income or capital gains or to file tax returns.

                          No part of the gift qualifies for the Federal annual gift tax exclusion

                          The trust will be taxed on all income and capital gains in excess of $100 per year

                          The trustee of the trust will prepare and file all Federal and state income tax returns  that are  required each year, and  will pay the taxes  from the assets of  the trust by redeeming
                          Fund shares

                          SPLIT OPTION:
                          This option generally is for a  donor who wants to use a  portion of the Federal annual  gift tax exclusion and wants the trust to pay the taxes on its capital gains.

                          A portion of the gift may qualify for the Federal annual gift tax exclusion

                          The  trust will be taxed  on its capital gains,  and the trustee will  pay the taxes from the assets of the trust by redeeming Fund shares;  the beneficiary will be taxed on the  trust's ordinary income, which will be distributed to the beneficiary annually

                          The trustee will  send an information  statement to  the beneficiary each  year, showing  the amount of income to be reported on his or her income tax returns for that year

                          See  'Dividends,  Distributions  and  Taxes  --  Royce  GiftShares  Fund'  below  for further information. A donor  should consider consulting  with an attorney  or qualified tax  adviser before investing in Royce GiftShares Fund.
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                                       18

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
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DIVIDENDS,                Each  of the Funds pays dividends from net investment income (if any) and distributes its net
DISTRIBUTIONS             realized  capital  gains  annually   in  December.  Dividends   and  distributions  will   be
AND TAXES                 automatically  reinvested in  additional shares  of the  Fund unless  the shareholder chooses otherwise.

                          Shareholders receive information annually as to the tax status of distributions made by  each
                          Fund  for the calendar year. For Federal income tax purposes, all distributions by a Fund are taxable to shareholders  when declared,  whether received in  cash or  reinvested in  shares.
                          Distributions  paid from  a Fund's  net investment  income and  short-term capital  gains are taxable to shareholders as  ordinary income dividends.  A portion of  a Fund's dividends  may qualify  for the corporate dividends-received deduction,  subject to certain limitations. The portion of a  Fund's dividends  qualifying for  such deduction  is generally  limited to  the aggregate  taxable dividends received  by the Fund  from domestic corporations. Distributions paid from long-term capital gains of a Fund  are treated by a shareholder for Federal  income tax  purposes as long-term capital gains, regardless of  how long a shareholder has held Fund shares.

                          If a shareholder disposes of shares held for six months or less at a loss, such loss will  be treated  as a long-term capital loss to the extent of any long-term capital gains reported by the shareholder with respect to such shares. A loss realized on a taxable disposition of Fund shares may be disallowed to the extent  that additional Fund shares are purchased  (including by reinvestment of distributions) within 30 days before or after such distribution.

                          The  redemption of shares is a taxable event, and a shareholder may realize a capital gain or capital loss.  Each  Fund  will  report  to redeeming  shareholders  the  proceeds  of  their redemptions.  However, because the tax  consequences of a redemption  will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their account statements for use in determining their tax liability on a redemption.

                          At the time of a shareholder's purchase,  a Fund's net asset value may reflect  undistributed income or capital gains. A subsequent distribution of these amounts by a Fund will be taxable to  the shareholder  even though  the distribution economically  is a  return of  part of the shareholder's investment.

                          The Funds are required to withhold 31%  of taxable dividends, capital gain distributions  and redemptions  paid to non-corporate  shareholders who have not  complied with Internal Revenue
                          Service  taxpayer  identification  regulations.  Shareholders  may  avoid  this   withholding
                          requirement  by certifying on  the Account Application  Form their proper  Social Security or
                          Taxpayer  Identification  Number  and  certifying  that  they  are  not  subject  to   backup
                          withholding.
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
                          The  discussion of Federal income  taxes above is for  general information only. Shareholders may also be  subject to  state and local  taxes on  income and gains  from their  investment.
                          Investors  should  consult their  own  tax advisers  concerning  the tax  consequences  of an investment in the  Funds. The Statement  of Additional Information  includes a more  detailed description of Federal income tax aspects that may be relevant to a shareholder.

Royce GiftShares Fund     The  creation of a Royce GiftShares Fund trust  account for a beneficiary and any addition to an existing account will be  subject to the reporting requirements  of Federal gift tax  law, which  requires, in general, that a Federal gift tax return be filed reporting all gifts made by an individual during any calendar year, other than gifts of present interests in  property that  qualify for, and  do not exceed,  the amount of  the Federal annual  gift tax exclusion
                          (currently, $10,000).  Whether a  particular gift  of Fund  shares qualifies  for the  annual exclusion  will depend on the option selected by  the donor in the adoption agreement. A gift of Fund shares may also be subject to state gift tax reporting requirements under the laws of the state in which the donor of the gift resides.

                          See 'Royce GiftShares Fund Investors'  above and 'Taxation --  Royce GiftShares Fund' in  the
                          Statement  of Additional Information for more detailed  information about these and other tax matters applicable  to an  investment in  Royce GiftShares  Fund. Due  to the  complexity  of
                          Federal  and state laws pertaining to all  gifts in trust, prospective donors should consider consulting with  an  attorney  or other  qualified  tax  adviser before  investing  in  Royce
                          GiftShares Fund.
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE           Fund  shares are purchased  and redeemed at their  net asset value  per share next determined
PER SHARE                 after an order is  received by the Funds'  transfer agent or an  authorized service agent  or sub-agent.  Net asset value per share is determined by dividing the total value of the Fund's
Net asset value per       investments plus cash and other  assets, less any liabilities,  by the number of  outstanding
share (NAV) is            shares  of the Fund. Net asset value per share  is calculated at the close of regular trading
determined each           on  the  New  York  Stock  Exchange  on   each  day  the  Exchange  is  open  for   business.
day the New York
Stock Exchange            In  determining net  asset value,  securities listed  on an  exchange or  the Nasdaq National
is open                   Market System are valued on the basis of the  last reported sale price prior to the time  the valuation  is  made  or, if  no  sale  is reported  for  that  day, at  their  bid  price for exchange-listed securities  and  at the  average  of their  bid  and ask  prices  for  Nasdaq securities.  Quotations are  taken from  the market where  the security  is primarily traded.
                          Other over-the-counter  securities for  which  market quotations  are readily  available  are valued  at their bid price. Securities for  which market quotations are not readily available are valued at their fair  value under procedures established and  supervised by the Board  of
                          Trustees.  Bonds  and other  fixed  income securities  may be  valued  by reference  to other securities  with  comparable  ratings,  interest  rates  and  maturities,  using  established independent pricing services.
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                                       20

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
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                                                                SHAREHOLDER GUIDE

OPENING AN                Each Fund's shares are offered on a no-load basis. To open a new account other than an IRA or
ACCOUNT AND               403(b)(7)  account or  a Royce GiftShares  Fund account, either  by mail, by  telephone or by
PURCHASING                wire, simply complete  and return an  Account Application.  If you need  assistance with  the
SHARES                    Account  Application or have any questions about  the Funds, please call Investor Information at 1-800-221-4268.  NOTE: For  certain types  of account  registrations (e.g.,  corporations, partnerships,  foundations, associations, other organizations, trusts or powers of attorney), please call Investor Information to  determine if you need  to provide additional forms  with your application.

Minimum Initial           TYPE OF ACCOUNT                                                                  MINIMUM
Investments               ---------------                                                                  -------
                          Regular Accounts                                                                 $2,000
                          IRAs*                                                                            $  500

                          Accounts established with Automatic Investment Plan or
                          Direct Deposit Plan                                                              $  500

                          401(k) and 403(b)(7) accounts*                                                     None

                          Royce GiftShares Fund accounts                                                   $5,000

Additional                Subsequent  investments may  be made  by mail ($50  minimum), telephone  ($500 minimum), wire
Investments               ($1,000 minimum) or Express  Service (a system  of electronic funds  transfer from your  bank account).

                          --------------------------------------------------------------------------------------------
                                                                         ADDITIONAL INVESTMENTS
                          NEW ACCOUNT                                    TO EXISTING ACCOUNTS
PURCHASING BY MAIL        Please  include  the amount  of  your initial  Additional  investments  should  include  the
Complete and sign the     investment  on the  Account Application, make  Invest-by-Mail remittance  form  attached  to
enclosed Account          your  check  payable to  The Royce  Fund, and  your Fund  account  confirmation  statements.
Application               mail to:                                       Please  make your check  payable to The Royce
                          The Royce Funds                                Fund, write your account number on your check
                               P.O. Box 419012                           and, using the return envelope provided, mail
                               Kansas City, MO 64141-6012                to   the    address    indicated    on    the
                                                                         Invest-by-Mail form.

For express or            The Royce Funds                                All  written requests should be mailed to one
registered mail,          c/o National Financial Data Services           of the addresses indicated for new accounts.
send to:                  1004 Baltimore, 5th Floor
                          Kansas City, MO 64105

                          ---------------------
                           * Separate  forms must  be used  for opening  IRAs or
                             403(b)(7)  accounts  and   Royce  GiftShares   Fund
                             accounts;   please  call  Investor  Information  at
                             1-800-221-4268 if you need these forms.

                                       21

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
                          --------------------------------------------------------------------------------------------
                                                                         ADDITIONAL INVESTMENTS
                          NEW ACCOUNT                                    TO EXISTING ACCOUNTS
PURCHASING BY             To open an account by telephone, you  should   Subsequent telephone purchases ($500 minimum)
TELEPHONE                 call  Investor  Information (1-800-221-4268)   may  also   be  made   by  calling   Investor
                          before 4:00 p.m., Eastern  time. You will be   Information.  For  all  telephone  purchases,
                          given  a  confirming  order  number for your   payment is due within three business days and
                          purchase. This number must be placed on your   may  be made by wire or personal, business or
                          completed Application  before mailing.  If a   bank check, subject to collection.
                          completed   and  signed  Application  is not
                          received on an  account opened by telephone,
                          the   account  may   be  subject  to  backup
                          withholding of Federal income taxes.

                          ---------------------------------------------------------------------------------------------

PURCHASING BY WIRE        Money should be wired to:

BEFORE WIRING                  State Street Bank and Trust Company
For a new account,             ABA 011000028 DDA 9904-712-8
please contact                 Ref: (Name of Fund)
Investor Information           Order Number or Account Number __________
at 1-800-221-4268              Account Name ____________________________

                          To ensure proper receipt,  please be sure your  bank includes the name  of the Fund and  your order  number (for telephone purchases) or account number.  If you are opening a new account, you must  call Investor  Information to  obtain an  order number,  and complete  the  Account
                          Application  and  mail it  to  the 'New  Account' address  above  after completing  your wire arrangement. Note: Federal Funds wire purchase orders will be accepted only when the Fund and
                          Custodian are open for business.
                          ---------------------------------------------------------------------------------------------
PURCHASING BY             You can purchase shares  automatically or at your  discretion through the following  options:
EXPRESS
SERVICE                   EXPEDITED  PURCHASE OPTION permits you,  at your discretion, to  transfer funds ($100 minimum and $200,000 maximum) from your bank account to purchase shares in your Royce Fund account by telephone or computer online access.

                          AUTOMATIC INVESTMENT PLAN allows you to make regular, automatic transfers ($50 minimum)  from your  bank account to purchase shares in your  Royce Fund account on the monthly or quarterly schedule you select.

                          To establish  the Expedited  Purchase Option  and/or the  Automatic Investment  Plan,  please provide  the appropriate  information on  the Account  Application Form  and ATTACH  A VOIDED
                          CHECK. We will send you a confirmation of Express Service activation. Please wait three weeks before using the service.

                          To make  an  Expedited Purchase,  other  than through  computer  online access,  please  call
                          Shareholder Services at 1-800-841-1180 before 4:00 p.m., Eastern time.

                          PAYROLL  DIRECT DEPOSIT PLAN AND GOVERNMENT DIRECT DEPOSIT PLAN let you have investments ($50 minimum) made from your net payroll or government check into your existing Royce Fund account each pay period. Your employer must  have direct deposit capabilities through ACH  (Automated
                          Clearing House) available to its employees. You may terminate participation in these programs by  giving written notice to your employer or  government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payments.

                          To initiate a  Direct Deposit Plan,  you must  complete an Authorization  for Direct  Deposit form, which may be obtained from Investor Information by calling 1-800-221-4268.

-----------------------------------------------------------------------------------------------------------------------
CHOOSING A                You may select one of three distribution options:
DISTRIBUTION
OPTION                    1. Automatic Reinvestment Option -- Both  net investment income  dividends and capital  gains distributions will be reinvested in additional  Fund shares. This option will be  selected for you automatically unless you specify one of the other options.

                          2. Cash Dividend Option -- Your  dividends will be  paid  in  cash  and  your  capital  gains distributions will be reinvested in additional Fund shares.

                          3. All Cash Option -- Both dividends and capital gains distributions will be paid in cash.

                          You may change your option by calling Shareholder Services  at  1-800-841-1180.  Distribution
                          options available for Royce GiftShares Fund trust accounts  are dependent on the trust option selected by the donor.

-----------------------------------------------------------------------------------------------------------------------

IMPORTANT                 The easiest way to establish optional services on  your account is to select the options  you
ACCOUNT                   desire  when you complete your Account Application. If  you want to add or change shareholder
INFORMATION               options later, you  may need  to provide additional  information and  a signature  guarantee.
                          Please call Shareholder Services at 1-800-841-1180 for further assistance.

Signature Guarantees      For  our  mutual  protection,  we  may  require  a  signature  guarantee  on  certain written transaction requests. A signature guarantee verifies  the authenticity of your signature  and may  be obtained from banks, brokerage firms and  any other guarantor that our transfer agent deems acceptable. A signature guarantee cannot be provided by a notary public.

Certificates              Certificates for whole shares will be issued  upon request. If a certificate is lost,  stolen or destroyed, you may incur an expense to replace it.

Purchases Through         If  you purchase shares of a Fund through a  program of services offered or administered by a
Service Providers         broker-dealer, financial institution or other service  provider, you should read the  program materials provided by the service provider, including information regarding fees which may be charged,  in conjunction  with this Prospectus.  Certain shareholder servicing  features of a
                          Fund may not  be available  or may be  modified in  connection with the  program of  services offered.  When shares of a Fund are purchased  in this way, the service provider, rather than the customer, may be the shareholder of record of the shares. QDI, Quest and/or the Funds may pay fees to unaffiliated  broker-dealers, financial institutions  or other service  providers who  introduce investors to the Funds and/or provide certain administrative services to those of their customers who are Fund shareholders.

Telephone and             Neither the  Funds  nor  their transfer  agent  will  be liable  for  following  instructions
Online Access             communicated  by  telephone or  computer online  access  that are  reasonably believed  to be
Transactions              genuine. The transfer agent  uses certain procedures designed  to confirm that telephone  and computer  online access instructions  are genuine, which  may include requiring  some form of personal identification prior to acting  on the instructions, providing written  confirmation of  the  transaction  and/or  recording  incoming  calls, and  if  it  does  not  follow such procedures, the Fund or the transfer agent may  be liable for any losses due to  unauthorized or fraudulent transactions.

Nonpayment                If  your check or  wire does not  clear, or if payment  is not received  for any telephone or computer online  access  purchase,  the  transaction  will  be  cancelled  and  you  will  be responsible  for any loss  the Fund incurs.  If you are  already a shareholder,  the Fund can redeem shares from any identically  registered account in the  Fund as reimbursement for  any loss incurred.

Trade Date for            Your  TRADE DATE is the date  on which share purchases are  credited to your account. If your
Purchases                 purchase is made by telephone, computer online access, check, Federal Funds wire or  exchange and  is received by  the close of regular  trading on the New  York Stock Exchange (generally
                          4:00 p.m.,  Eastern time),  your trade  date is  the date  of receipt.  If your  purchase  is received  after the close  of regular trading  on the Exchange,  your trade date  is the next business day. Your shares are purchased at the net asset value determined on your trade date.

                          In order to prevent lengthy processing delays  caused by the clearing of foreign checks,  the
                          Funds  will accept only  a foreign check  which has been  drawn in U.S.  dollars and has been issued by a foreign bank with a United States correspondent bank.

                          The Trust reserves the  right to suspend the  offering of Fund shares  to new investors.  The
                          Trust also reserves the right to reject any specific purchase request.

-----------------------------------------------------------------------------------------------------------------------
REDEEMING                 You  may redeem  any portion of  your account at  any time.  You may request  a redemption in
YOUR                      writing or by telephone. Redemption proceeds normally  will be sent within two business  days
SHARES                    after the receipt of the request in Good Order.

REDEEMING BY MAIL         Requests  should be mailed  to The Royce  Funds, c/o NFDS,  P.O. Box 419012,  Kansas City, MO
                          64141-6012. (For express or registered mail, send your request to The Royce Funds, c/o  NFDS,
                          1004 Baltimore, 5th Floor, Kansas City, MO 64105.)
                          The redemption price of shares will be their net asset value next determined after NFDS or an authorized service agent or sub-agent has received all required documents in Good Order.

Definition of Good        GOOD ORDER means that the request includes the following:
Order                     1. The account number and Fund name.
                          2. The amount of the transaction (specified in dollars or shares).
                          3. Signatures of all owners exactly as they are registered on the account.
                          4. Signature guarantees if the value of the  shares being redeemed exceeds $50,000 or if the payment is to be sent to an address other than the address of record or is to be made to a payee other than the shareholder.
                          5. Certificates, if any are held.
                          6. Other supporting legal  documentation that might  be required, in  the case of  retirement plans, corporations, trusts, estates and certain other accounts.

                          If  you have any questions about what is required as it pertains to your request, please call
                          Shareholder Services at 1-800-841-1180.
                          ---------------------------------------------------------------------------------------------
REDEEMING BY              Shareholders who have not established Express Service may redeem up to $50,000 of their  Fund
TELEPHONE                 shares  by  telephone,  provided the  proceeds  are mailed  to  their address  of  record. If preapproved, higher  minimums may  apply  for institutional  accounts.  To redeem  shares  by telephone,  you  or  your  pre-authorized representative  may  call  Shareholder  Services at
                          1-800-841-1180. Redemption  requests received  by telephone  prior to  the close  of  regular trading  on the New York Stock Exchange (generally  4:00 p.m., Eastern time) are processed on the day of  receipt; redemption requests  received by  telephone after the  close of  regular trading  on  the Exchange  are processed  on  the business  day following  receipt. Telephone redemption service  is not  available  for Trust-sponsored  retirement  plan accounts  or  if certificates are held. Telephone redemptions will not be permitted for a period of sixty days after a change in the address of record. See also 'Important Account Information -- Telephone and Online Access Transactions'.
                          ---------------------------------------------------------------------------------------------
REDEEMING BY              If  you select the Express Service AUTOMATIC  WITHDRAWAL option, shares will be automatically
EXPRESS                   redeemed from your Fund account and the  proceeds transferred to your bank account  according
SERVICE                   to  the schedule you have  selected. You must have  at least $25,000 in  your Fund account to establish the Automatic Withdrawal option.
                          The EXPEDITED  REDEMPTION option  lets you  redeem up  to $50,000  of shares  from your  Fund account  by telephone and transfer the proceeds directly  to your bank account. You may elect
                          Express  Service  on  the   Account  Application  Form  or   call  Shareholder  Services   at
                          1-800-841-1180 for an Express Service application.

                          ---------------------------------------------------------------------------------------------
IMPORTANT REDEMPTION      If  you are redeeming shares recently purchased  by check, Express Service Expedited Purchase
INFORMATION               or Automatic Investment Plan, the  proceeds of the redemption may  not be sent until  payment for  the  purchase is  collected,  which may  take up  to  fifteen calendar  days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in  Good
                          Order.

                          If  you experience  difficulty in  making a  telephone redemption  during periods  of drastic economic or market changes, your redemption request  may be made by regular or express  mail.
                          It  will be  processed at the  net asset  value next determined  after your  request has been received by the  transfer agent  in Good Order.  The Trust  reserves the right  to revise  or terminate the telephone redemption privilege at any time.

                          The  Trust may suspend  the redemption right or  postpone payment at times  when the New York
                          Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

                          Although the Trust will normally make redemptions in  cash, it may cause the Funds to  redeem in kind under certain circumstances.

Early Redemption          In  order to discourage short-term trading, the Funds assess an early redemption fee of 1% on
Fee                       redemptions of share purchases held for less than one year. Purchases of Fund shares prior to
                          July 1, 1996 are exempt from  the fee. Redemption fees will be  paid to the Fund, out of  the redemption proceeds otherwise payable to the shareholder, to help offset transaction costs.

                          The  Funds will use the 'first-in, first-out' (FIFO) method to determine the one-year holding period. Under this  method, the date  of the redemption  will be compared  with the  earliest purchase date of the share purchases held in the account. If this holding period is less than one  year,  the fee  will be  assessed. In  determining 'one  year', the  Funds will  use the anniversary month of a transaction. Thus, shares purchased in August 1997, for example,  will be  subject to the fee if they are redeemed prior  to August 1998. If they are redeemed on or after August 1, 1998, they will not be subject to the fee.

                          No redemption fee will  be payable on  shares acquired through  reinvestment, on an  exchange into  another Royce Fund or  by shareholders who are  (a) employees of the  Trust or Quest or members of  their  immediate  families  or  employee benefit  plans  for  them,  (b)  current participants  in an Automatic  Investment Plan or  an Automatic Withdrawal  Plan, (c) certain
                          Trust-approved Group  Investment  Plans  and  charitable  organizations,  (d)  profit-sharing trusts,  corporations or other institutional investors who are investment advisory clients of
                          Quest, (e) omnibus or similar account customers of certain Trust-approved broker-dealers  and other institutions or (f) shareholders of Royce GiftShares Fund.

Minimum Account           Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right
Balance                   to  involuntarily redeem shares in any Fund (except Royce GiftShares Fund) account that falls
Requirement               below the minimum initial investment  due to redemptions by the  shareholder. If at any  time the  balance in  an account  does not  have a  value at  least equal  to the  minimum initial investment or, if an Automatic Investment Plan is discontinued before an account reaches  the minimum  initial investment that  would otherwise be  required, you may  be notified that the value of your account is below the Fund's minimum account balance requirement. You would then have sixty days to increase your account  balance before the account is liquidated.  Proceeds would be promptly paid to the shareholder.

Royce GiftShares          Until  a Royce GiftShares Fund  trust terminates, only the  independent trustee, as the legal
Fund                      owner of the shares, may redeem them. The ability of the trustee to redeem shares, and of the beneficiary to  compel redemption,  is  subject to  the terms  and  conditions of  the  Royce
                          GiftShares Fund Trust Instrument.
-----------------------------------------------------------------------------------------------------------------------
EXCHANGE                  Exchanges between series of the Trust (except Royce GiftShares Fund), and with other open-end
PRIVILEGE                 Royce  funds are permitted  by telephone, computer online  access or by  mail. An exchange is treated as a redemption and purchase; therefore, you could realize a taxable gain or loss  on the  transaction. Exchanges are accepted only if the registrations and the tax identification numbers of the two accounts are identical.  Minimum investment requirements must be met  when opening  a new account by exchange, and exchanges may  be made only for shares of a series or fund then offering its  shares for sale in  your state of residence.  The Trust reserves  the right to revise or terminate the exchange privilege at any time.
-----------------------------------------------------------------------------------------------------------------------
TRANSFERRING              You  may transfer the ownership of  any of your Fund shares  to another person by writing to:
OWNERSHIP                 The Royce Funds, c/o NFDS, P.O. Box 419012,  Kansas City, MO 64141-6012. The request must  be in  Good Order (see 'Redeeming Your Shares -- Definition of Good Order'). Before mailing your request, please contact Shareholder Services (1-800-841-1180) for full instructions.
-----------------------------------------------------------------------------------------------------------------------
STATEMENTS AND            A confirmation  statement will  be sent  to you  each time  you have  a transaction  in  your
REPORTS                   account,  and  an account  statement is  sent semi-annually.  Shareholder reports  are mailed semi-annually. To reduce expenses, only one copy of most shareholder reports may be mailed to a household. Please call Investor Information if you need additional copies.
-----------------------------------------------------------------------------------------------------------------------

__________________________________            __________________________________
----------------------------------            ----------------------------------

   THE ROYCE FUNDS                                      THE ROYCE FUNDS
1414 Avenue of the Americas
New York, NY 10019
1-800-221-4268
funds@roycenet.com
                                                      ROYCE PREMIER FUND
INVESTMENT ADVISER
Quest Advisory Corp.                                 ROYCE MICRO-CAP FUND
1414 Avenue of the Americas
New York, NY 10019                                 PENNSYLVANIA MUTUAL FUND --
                                                       INVESTMENT CLASS
DISTRIBUTOR
Quest Distributors, Inc.                                    PMF II
1414 Avenue of the Americas
New York, NY 10019                                  ROYCE GIFTSHARES FUND

TRANSFER AGENT                                     ROYCE TOTAL RETURN FUND
State Street Bank and Trust Company
c/o NFDS                                              ROYCE LOW-PRICED
P.O. Box 419012                                          STOCK FUND
Kansas City, MO 64141-6012
1-800-841-1180                                    ROYCE GLOBAL SERVICES FUND

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105

OFFICERS
Charles M. Royce, President
  and Treasurer
Thomas R. Ebright, Vice President
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President
Daniel A. O'Byrne, Vice President                          PROSPECTUS
  and Asst. Secretary
John E. Denneen, Secretary                               APRIL 30, 1997

__________________________________            __________________________________
----------------------------------            ----------------------------------
                   [Recycled Logo]




                             STATEMENT OF DIFFERENCES
                             ------------------------

       The dagger symbol shall be expressed as .....................'D'



   THE ROYCE FUNDS

PENNSYLVANIA MUTUAL FUND - CONSULTANT CLASS


PROSPECTUS -- April 30, 1997


NEW ACCOUNT AND GENERAL INFORMATION: Investor Information -- 1-800-221-4268


SHAREHOLDER SERVICES -- 1-800-841-1180 FINANCIAL CONSULTANT SERVICES -- 1-800-33-ROYCE


INVESTMENT           PENNSYLVANIA MUTUAL FUND (the "Fund") seeks long-term
OBJECTIVE AND        capital appreciation by investing primarily in common
POLICIES             stocks and securities convertible into common stocks
                     of small and micro-cap companies. The Fund's securities are selected on a value basis. There can be no assurance that the Fund will achieve its objective.

                     The Fund is a series of The Royce Fund (the "Trust"), a diversified open-end management investment company. The Trust is currently offering shares of 11 series, and the Fund is currently offering two classes of its shares. This Prospectus relates only to the Fund's Consultant Class.


ABOUT THIS           This Prospectus sets forth concisely the information
PROSPECTUS           that you should know about the Consultant Class of
                     Pennsylvania Mutual Fund before you invest. It should be retained for future reference. A
                     "Statement of Additional Information," containing further information about the Fund and the Trust, has been filed with the Securities and Exchange
                     Commission. The Statement is dated April 30, 1997 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust or calling Investor Information.

TABLE OF CONTENTS            Page                                          Page
Fund Expenses                 2                 SHAREHOLDER GUIDE
Financial Highlights          3        Opening an Account and Purchasing
Investment Performance and              Shares                                9
Volatility                    4        Choosing a Distribution Option        11
Investment Objective          4        Important Account Information         11
Investment Policies           5        Redeeming Your Shares                 12
Investment Risks              5        Exchange Privilege                    13
Investment Limitations        5        Transferring Ownership                14
Management of the Trust       6        Other Services                        14
General Information           7
Dividends, Distributions and
  Taxes                       7
Net Asset Value Per Share     8


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND EXPENSES    The following tables summarize the maximum
                 transaction costs and estimated expenses and fees that you would incur as a Consultant Class shareholder of the Fund. The Fund offers one other class of shares, generally not available through broker-dealers offering Consultant Class shares to their customers, which has a different expense structure than the Consultant Class, resulting in different performance for that class.

                       Shareholder Transaction Expenses
                       --------------------------------

                 Sales Load Imposed on Purchases                       None
                 Sales Load Imposed on Reinvested Dividends            None
                 Deferred Sales Load                                   None
                 Redemption Fee -- on share purchases held for 1
                   year or more                                        None
                 Early Redemption Fee -- on share purchases held
                   for less than 1 year                                  1%

                        Annual Fund Operating Expenses
                        ------------------------------

                 Management Fees                    0.74%
                 12b-1 Fees (after waiver)          0.67%
                 Other Expenses                     0.24%
                                                    -----
                 Total Operating Expenses           1.65%
                                                    -----

                 The purpose of the above tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in shares of the Consultant Class of the Fund. 12b-1
                 Fees would be 1.00% and Total Operating Expenses would be 1.98% without the waiver of 12b-1 fees by Quest Distributors, Inc. ("QDI"), the Fund's distributor. See "Management of the Trust--Distribution."

                 The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

                     1 Year   3 Years    5 Years   10 Years
                     ------   -------    -------   --------
                     $17        $52        $90       $195

                 THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                 REPRESENTATION OF PAST OR FUTURE EXPENSES OR
                 PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                 Long-term Consultant Class shareholders may pay more than the economic equivalent of the maximum front-end sales charge of 6.25% of the amount invested permitted by the Rules of Fair Practice of NASD
                 Regulation, Inc.


FINANCIAL        The Consultant Class of the Fund was established on
HIGHLIGHTS       _______ __, 1997.  The financial information in these
                 tables regarding selected per share data reflects the
(For a share     performance of the Fund's Investment Class of shares,
outstanding      which does not incur 12b-1 fees.  The following
throughout       financial highlights are part of the Fund's financial
each year)       statements and have been audited by Coopers & Lybrand
                 L.L.P., independent accountants. The Fund's financial statements and Coopers & Lybrand L.L.P.'s reports on them are included in the Fund's Annual
                 Reports to Shareholders and are incorporated by reference into the Statement of Additional
                 Information and this Prospectus. Further information about the Fund's performance is contained elsewhere in this prospectus and in the Fund's Annual Report to Shareholders for 1996, which may be obtained without charge by calling Investor Information.



                                                           Year ended December 31,
                                                           -----------------------

                                          1996     1995    1994     1993    1992     1991     1990     1989      1988     1987

NET ASSET VALUE, BEGGINING OF YEAR        $7.71    $7.41   $8.31    $8.00   $7.29    $5.78    $6.85     $6.41    $5.47    $6.98
                                          -----    -----   -----    -----   -----    -----    -----     -----    -----    -----
INCOME FROM INVESTMENT
OPERATIONS
Net investment income                      0.11     0.11    0.12     0.11    0.11     0.12     0.17      0.21     0.14     0.14
Net realized and unrealized
   gain (loss) on investments              0.84     1.27   (0.18)    0.79    1.07     1.72    (0.96)     0.86     1.20    (0.02)
                                           ----     ----   ------    ----    ----     ----    ------     ----     ----    ------
Total from Investment
  Operations                               0.95     1.38   (0.06)    0.90    1.18     1.84    (0.79)     1.07     1.34     0.12
                                           ----     ----   ------    ----    ----     ----    ------     ----     ----     ----
LESS DISTRIBUTIONS
Dividends paid from net
  investment income                       (0.11)   (0.11)  (0.11)   (0.11)  (0.10)   (0.12)   (0.16)    (0.22)   (0.12)   (0.33)
Distributions paid from capital
  gains                                   (1.44)   (0.97)  (0.73)   (0.48)  (0.37)   (0.21)   (0.12)    (0.41)   (0.28)   (1.30)
                                          ------   ------  ------   ------  ------   ------   ------    ------   ------   ------
     Total Distributions                  (1.55)   (1.08)  (0.84)   (0.59)  (0.47)   (0.33)   (0.28)    (0.63)   (0.40)   (1.63)
                                          ------   ------  ------   ------  ------   ------   ------    ------   ------   ------
NET ASSET VALUE, END OF YEAR              $7.11    $7.71   $7.41    $8.31   $8.00    $7.29    $5.78     $6.85     $6.41    $5.47
                                          -----    -----   -----    -----   -----    -----    -----     -----     -----    -----

TOTAL RETURN                              12.8%    18.7%   -0.7%    11.3%   16.2%    31.8%   -11.5%     16.7%     24.6%     1.4%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (millions)         $457     $630    $771   $1,022  $1,102     $789     $549      $551      $444     $276
Ratio of Expenses to
  Average Net Assets (a)                   .99%     .98%   0.98%     .98%    .91%     .95%     .96%      .97%     1.01%     .99%
Ratio of Net Investment Income
  to Average Net Assets                   1.05%    1.18%   1.33%    1.23%   1.48%    1.73%    2.62%     2.93%     2.35%    2.02%

Portfolio Turnover Rate                     29%      10%     17%      24%    22%       29%      15%       23%       24%      23%

Average Commission Rate Paid*          $0.0588      ---     ---       ---    ---       ---      ---       ---       ---      ---


(a) Expense ratio before waiver of fees by the investment adviser would have been 1.03% and .99% for the years ended December 31, 1996 and 1995, respectively.

*Beginning in 1996, the Fund is required to disclose average commission rates paid per share for purchases and sales of investments.


INVESTMENT         The Fund may include in communications to current or
PERFORMANCE        prospective shareholders figures reflecting total
AND                return over various time periods.  "Total return" is
VOLATILITY         the rate of return on an amount invested in the Fund
                   from the beginning to the end of the stated period.
Total return       "Average annual total return" is the annual
is the             compounded percentage change in the value of an
change in          amount invested in the Fund from the beginning until
value over         the end of the stated period.  Total returns are
a given time       historical measures of past performance and are not
period,            intended to indicate future performance.  Total
assuming           returns assume the reinvestment of all net investment
reinvestment       income dividends and capital gains distributions.
of dividends       The figures do not reflect the Fund's early
and capital        redemption fee because this fee applies only to
gains              redemptions of share purchases held  for less than
distributions      one year.  Additionally, the performance of the Fund
                   may be compared in publications to (i) the performance of various indices and investments for which reliable performance data is available and (ii) averages, performance rankings or other information prepared by recognized mutual fund statistical services.

"Risk" may be      The relative risk of investing in a particular fund
viewed             should be considered in addition to the total returns
as the             of a fund.  Risk, in terms of how volatile an
volatility of      investor's returns have been, can be measured in a
a fund's total     number of ways, including standard deviation and
returns over time  beta.






                   Standard deviation measures the range of performance within which a fund's total returns have fallen. The lower the standard deviation of the fund, the less volatile and more consistent the fund's monthly total returns have been over that period. When the standard deviation of a fund is lower than the standard deviation of an index such as the S&P 500, the fund has been less volatile than the index.

                   Beta measures a fund's sensitivity to market movements. The beta for the index chosen to represent the stock market (the S&P 500) is 1.00. If the fund has a beta greater than 1.00, it has been more volatile than the index; if its beta is less than 1.00, it has been less volatile than the index.

                   These measures of risk, which are historical in nature and not necessarily predictive of future volatility, are more fully described in the Statement of Additional Information. For the three year period ended December 31, 1996, standard deviation and beta for the Fund, the Russell 2000, an index representative of small company stocks, and the S&P 500 were:

                                                  Standard
                                                  Deviation          Beta
                                                  ---------          ----
                  Pennsylvania Mutual Fund           8.07            0.52
                  Russell 2000                      12.10            0.94
                  S&P 500                            9.72            1.00


                  Investors evaluating these and other quantitative measures of risk should understand that the risk profiles of the Fund's portfolio may change over time. The investment risks associated with the types of securities in which the Fund may invest are described below -- see "Investment Risks".



INVESTMENT
OBJECTIVE         The investment objective of the Fund is long-term
                  capital appreciation. It seeks to achieve this objective primarily through investments in common stocks and securities convertible into common stocks of small companies. There can be no assurance that the Fund will achieve its investment objective.

                  The Fund's investment objective is fundamental and may not be changed without the approval of a majority of its outstanding voting shares.


INVESTMENT        Quest uses a "value" method in managing the Fund's
POLICIES          assets.  In its selection process, Quest puts primary
                  emphasis on the understanding of various internal
The Fund          returns indicative of profitability, balance sheet
invests           quality, cash flows and the relationships that these
on a value        factors have to the price of a given security.
basis
                  Quest's value method is based on its belief that the
The Fund          securities of certain companies may sell at a
invests           discount from its estimate of such companies'
primarily in      "private worth," that is, what a knowledgeable buyer
small and         would pay for the entire company.  Quest attempts to
micro-cap         identify and invest in these securities for the Fund,
companies         with the expectation that this "value discount" will
                  narrow over time and thus provide capital appreciation for the Fund.

                  The Fund normally invests at least 65% of its assets in the common stocks and securities convertible into common stocks of small and micro-cap companies (stock market capitalizations below $1 billion). Such companies represent Quest's core investment focus.

                  In selecting securities for the Fund, Quest generally gives approximately equal weightings to both small and micro-cap companies. In the upper end of this range, $300 million to $1 billion in stock market capitalization, the Fund invests in a limited number of companies with superior financial characteristics and/or unusually attractive business prospects, companies Quest classifies as "premier." The Fund uses a more diversified approach to investments in the lower end of the range, below $300 million, the sector known as "micro-cap."

Other
securities        The assets of the Fund that are not invested in the
                  equity securities of small and micro-cap companies may be invested in securities of companies with higher stock market capitalizations and in non-convertible preferred stocks and debt securities.


INVESTMENT        As a mutual fund investing primarily in common stocks
RISKS             and/or securities convertible into common stocks, the
                  Fund is subject to market risk, that is, the
The Fund is       possibility that common stock prices will decline
subject           over short or even extended periods.  The Fund
to certain        invests substantial portions of its assets in
investment        securities of small and/or micro-cap companies.  Such
risks             companies may not be well-known to the investing
                  public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks. Accordingly,
                  Quest's investment focus requires a long-term horizon, and the Fund should not be used to play short-term swings in the market.

                  In addition, the Fund invests in micro-cap securities that are followed by relatively few securities analysts, with the result that there tends to be less publicly available information concerning the securities. The securities of these companies may have more limited trading volumes and be subject to more abrupt or erratic market movements than the securities of small-cap companies, and Quest may be required to deal with only a few market-makers when purchasing and selling these securities. Such companies also may have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. Thus, the Fund may involve considerably more risk than a mutual fund investing in the more liquid equity securities of companies traded on the New York or American Stock Exchanges.


INVESTMENT        The Fund has adopted certain fundamental limitations,
LIMITATIONS       designed to reduce its exposure to specific
                  situations, which may not be changed without the
The Fund has      approval of a majority of its outstanding voting
adopted           shares, as that term is defined in the 1940 Act.
certain           These limitations are set forth in the Statement of
fundamental       Additional Information and provide, among other
limitations       things, that the Fund will not:


                  (a) as to 75% of its assets, invest more than 5% of
                      its assets in the securities of any one
                      issuer, excluding obligations of the U.S. Government;

                  (b) invest more than 25% of its assets in any one
                      industry; or

                  (c) invest in companies for the purpose of exercising
                      control of management.

OTHER             In addition to investing primarily in the equity and
INVESTMENT        fixed income securities described above, the Fund may
PRACTICES         follow a number of additional investment practices.



Short-term        The Fund may invest in short-term fixed income
fixed income      securities for temporary defensive purposes, to
securities        invest uncommitted cash balances or to maintain
                  liquidity to meet shareholder redemptions. These securities consist of United States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S. Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should the Fund implement a temporary investment policy, its investment objective may not be achieved.

Securities
lending The Fund may lend up to 25% of its assets to qualified institutional investors for the purpose of realizing additional income. Loans of securities of the Fund will be collateralized by cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Lower-rated       The Fund may invest no more than 5% of its net assets
debt securities   in lower-rated (high-risk) non-convertible debt
                  securities, which are below investment grade.  The
                  Fund does not expect to invest in debt securities that are rated lower than Caa by Moody's Investors
                  Service, Inc. or CCC by Standard & Poor's Corp. or, if unrated, determined to be of comparable quality.

Foreign
securities        The Fund may invest up to 10% of its assets in debt
                  and/or equity securities of foreign issuers. Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls.
                  These securities may also be subject to greater fluctuations in price than the securities of U.S.
                  corporations, and there may be less publicly available information about their operations.
                  Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Fund.
Portfolio
turnover          Although the Fund generally seeks to invest for the
                  long term, it retains the right to sell securities regardless of how long they have been held. The
                  Fund's annual portfolio turnover rates are shown in the "Financial Highlights."


MANAGEMENT OF     The Trust's business and affairs are managed under
THE TRUST         the direction of its Board of Trustees.  Quest, the
                  Fund's investment adviser, is responsible for the
Quest Advisory    investment of their assets, subject to the authority
Corp. is          of the Board.  Charles M. Royce, Quest's President,
responsible  for  Chief Investment Officer and sole voting shareholder
management of     since 1972, is primarily responsible for managing the
the Fund's        Funds' portfolios.  He is assisted by Quest's
portfolio         investment staff, including W. Whitney George,
                  Portfolio Manager and Managing Director, and by Jack
                  E. Fockler, Jr., Managing Director. Quest is also the investment adviser to PMF II, Royce Premier, Micro-Cap, Equity Income, Low-Priced Stock, Total
                  Return, Global Services and GiftShares Funds, which are other series of the Trust, and to other investment and non-investment company accounts.

                  As compensation for its services to the Fund, Quest is entitled to receive annual advisory fees as follows: (i) 1.0% of the first $50 million of the average net assets of the Fund, (ii) 0.875% of the next $50 million of average net assets and (iii) 0.75% of average net assets in excess of $100 million. The fees paid by the Fund to Quest for 1996 amounted to 0.76% of average net assets (net of voluntary waiver).

                  Quest selects the brokers who execute the purchases and sales of the Fund's portfolio securities and may place orders with brokers who provide brokerage and research services to Quest. Quest is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

                  Quest Distributors, Inc. ("QDI"), which is wholly-owned by Charles M. Royce, acts as distributor of the Fund's shares. Shares of the Consultant Class of the Fund are available for new investors only through certain broker-dealers having agreements with QDI.
                  The Trust has adopted a distribution plan for the Fund's Consultant Class pursuant to Rule 12b-1. The plan provides for payment to QDI of fees not to exceed 1% per annum of the Class's average net assets, which may be used for payment of sales commissions and other fees to those broker-dealers who introduce investors to the Fund and various other promotional, sales-related and servicing costs and expenses. The fees payable by the Class to QDI have been allocated between personal service and/or account maintenance fees and asset-based sales charges, so that not more than .25% per annum is payable as a personal service and/or account maintenance fee and not more than .75% per annum is payable as an asset-based sales charge. For 1996, the fees paid to QDI by Royce Value Fund, the predecessor to the Consultant Class of the Fund, were .67% of its average net assets.



GENERAL           The Royce Fund (the "Trust") is a Delaware business
INFORMATION       trust, registered with the Securities and Exchange
                  Commission as a diversified open-end management investment company. It is the successor to a Massachusetts business trust established in October
                  1985 and merged into the Trust in June 1996.  The
                  Trustees have the authority to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these shares may be divided into an unlimited number of series and classes.
                  Shareholders are entitled to one vote per share.
                  Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series or class when required by the 1940 Act and that if the Trustees determine that a matter affects only one series or class, then only shareholders of that series or class are entitled to vote on that matter.

                  Meetings of shareholders will not be held except as required by the 1940 Act or other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.


                  The custodian for the securities, cash and other assets of the Fund is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Fund's transfer agent. Coopers & Lybrand, L.L.P. serves as independent accountants for the Fund.


DIVIDENDS,        The Fund pays dividends from net investment income
DISTRIBUTIONS     (if any) and distributes its net realized capital
AND TAXES         gains annually in December.  Dividends and
                  distributions will be automatically reinvested in
The Fund pays     additional shares of the Class unless the shareholder
dividends and     chooses otherwise.
capital gains
annually in       Shareholders receive information annually as to the
December          tax status of distributions made by the Fund for the
                  calendar year. For Federal income tax purposes, all distributions by the Fund are taxable to shareholders when declared, whether received in cash or reinvested in shares. Distributions paid from the Fund's net investment income and short-term capital gains are taxable to shareholders as ordinary income dividends.
                  A portion of the Fund's dividends may qualify for the corporate dividends received deduction, subject to certain limitations. The portion of the Fund's dividends qualifying for such deduction is generally limited to the aggregate taxable dividends received by the Fund from domestic corporations.
                  Distributions paid from long-term capital gains of the Fund are treated by a shareholder for Federal income tax purposes as long-term capital gains, regardless of how long the shareholder has held Fund shares.

                  If a shareholder disposes of shares held for six months or less at a loss, such loss is treated as a long-term capital loss to the extent of any long-term capital gains reported by the shareholder with respect to such shares. A loss realized on a taxable disposition of Fund shares may be disallowed to the extent that additional Fund shares are purchased (including by reinvestment of distributions) within 30 days before or after such disposition.

                  The redemption of shares is a taxable event, and a shareholder may realize a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their account statements for use in determining their tax liability on a redemption.

                  At the time of a shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains. A subsequent distribution of these amounts by the Fund will be taxable to the shareholder even though the distribution economically is a return of part of the shareholder's investment.

                  The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to non-corporate shareholders who have not complied with Internal Revenue Service taxpayer identification regulations. Shareholders may avoid this withholding requirement by certifying on the Account Application their proper Social Security or Taxpayer Identification Number and that they are not subject to backup withholding.

                  The discussion of Federal income taxes above is for general information only. The Statement of Additional Information includes a more detailed description of Federal income tax aspects that may be relevant to a shareholder. Shareholders may also be subject to state and local taxes on income and any gains from their investment. Investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.


NET ASSET         Shares are purchased and redeemed at their net asset
VALUE             value per share next determined after an order is
PER SHARE         received by the Fund's transfer agent or an
                  authorized service agent or sub-agent.  Net asset
Net asset         value per share is determined by dividing the total
value per         value of the Fund's investments plus cash and other
share (NAV)       assets, less any liabilities, by the number of
is  determined    outstanding shares of the Fund.  Net asset value per
each day the      share is calculated at the close of regular trading
New York Stock    on the New York Stock Exchange on each day the
Exchange is       Exchange is open for business.
open
                  In determining net asset value, securities listed on an exchange or the Nasdaq National Market System are valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities.
                  Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees.
                  Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

                               SHAREHOLDER GUIDE

OPENING AN        New accounts can be opened by completing an Account
ACCOUNT AND       Application and returning it to a broker-dealer
PURCHASING        having an agreement with QDI.   If you need
SHARES            assistance with the Account Application or have any
                  questions about the Fund, please call your financial consultant or call Investor Information at 1-800-221-4268.
                  Note: For certain types of account
                  registrations (e.g., corporations, partnerships, foundations, associations, other organizations, trusts or powers of attorney), please call Investor
                  Information to determine if you need to provide additional forms with your application.

                  Type of Account                              Minimum
                  ---------------                              -------
                  Regular accounts                             $2,000
                  IRAs *                                          500
                  Accounts established with Automatic             500
                  Investment Plan or Direct Deposit Plan
                  401(k) and 403(b)(7) accounts *                None

                  * Separate forms must be used for opening IRAs or 403(b)(7) accounts; please call Investor Information if you need these forms.

                  Subsequent investments may be made by mail ($50
                  minimum), telephone ($500 minimum), wire ($1,000 minimum) or Express Service (a system of electronic funds transfer from your bank account).


                                                       ADDITIONAL INVESTMENTS
PURCHASING BY          NEW ACCOUNT                    TO EXISTING ACCOUNTS
MAIL                   Please include the amount      Additional investments
Complete and           of your initial                should include the
sign the               investment on the Account      Invest-by-Mail remittance
enclosed               Application, make your         form attached to your
Account                check payable to The           Fund account confirmation
Application            Royce Fund, and forward        statements.  Please make
                       through your financial         your check payable to The
                       consultant to:                 Royce Fund, write your
                       The Royce Funds                account number on your
                       P.O. Box 419012                check and, using the
                       Kansas City, MO                return envelope provided,
                       64141-6012                     mail to the address
                                                      indicated on the Invest
                                                      -by-Mail form.

For express or
registered mail,
send to:              The Royce Funds                  All written requests
                      c/o National Financial           should be mailed to one
                      Data Services                    of the addresses
                      1004 Baltimore, 5th Floor        indicated for new
                      Kansas City, MO 64105            accounts.


                                                       ADDITIONAL INVESTMENTS
                      NEW ACCOUNT                       TO EXISTING ACCOUNTS
Purchasing By         To open an account by            Subsequent telephone
Telephone             telephone, your financial        purchases ($500 minimum)
                      consultant should call           may also be made by
                      Investor Information             calling Investor
                      (1-800-221-4268) before          Information.  For all
                      4:00 p.m., Eastern time.         telephone purchases,
                      A confirming order number        payment is due within
                      for the purchase will be         three business days and
                      provided.  This number           may be made by wire or
                      must be placed on the            personal, business or
                      completed Account                bank check, subject to
                      Application before               collection.
                      mailing.  If a completed
                      and signed Account
                      Application is not
                      received on an account
                      opened by telephone, the
                      account may be subject to
                      backup withholding of
                      Federal income taxes.


PURCHASING BY         Money should be wired to:
WIRE                  State Street Bank and Trust Company
                      ABA 011000028    DDA 9904-712-8
BEFORE WIRING:        Ref: Pennsylvania Mutual Fund - Consultant Class
For a new             Order Number or Account Number____________________
account,              Account Name________________________________
please contact
Investor              To ensure proper receipt, please be sure your bank
Information           includes the name of the Fund and your order number
at 1-800-221-4268     (for telephone purchases) or account number.  If you
                      are opening a new account, your financial consultant must call Investor Information to obtain an order number, and complete the Account Application and mail it to the "New Account" address above after completing the wire arrangement. Note: Federal
                      Funds wire purchase orders will be accepted only when the Fund and its custodian are open for business.

PURCHASING BY         Additional shares can be purchased automatically or
EXPRESS               at your discretion through the following options:
SERVICE
                      EXPEDITED PURCHASE OPTION permits you, at your discretion, to transfer funds ($100 minimum and $200,000 maximum) from your bank account to purchase shares in your Royce Fund account by telephone or computer online access.

                      AUTOMATIC INVESTMENT PLAN allows you to make regular, automatic transfers ($50 minimum) from your bank account to purchase shares in your Royce Fund account on the monthly or quarterly schedule you select.

                      To establish the Expedited Purchase Option and/or Automatic Investment Plan, please provide the appropriate information on the Account Application and attach a voided check. We will send you a confirmation of Express Service activation. Please wait three weeks before using the service.

                      To make an Expedited Purchase, other than through computer online access, please call Shareholder Services at 1-800-841-1180 before 4:00 p.m., Eastern time.

                      PAYROLL DIRECT DEPOSIT PLAN AND GOVERNMENT DIRECT DEPOSIT PLAN let you have investments ($50 minimum) made from your net payroll or government check into your existing Royce Fund account each pay period. Your employer must have direct deposit capabilities through ACH (Automated Clearing House) available to its employees. You may terminate participation in these programs by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payments.

                      To initiate a Direct Deposit Plan, you must complete an Authorization for Direct Deposit form which may be obtained from Investor Information by calling 1-800-221-4268.

Purchasing
through
a Broker If you purchase shares of the Fund through a program of services offered or administered by a broker-dealer, financial institution or other service provider, you should read the program materials provided by the service provider, including information regarding fees which may be charged, in conjunction with this Prospectus. Certain shareholder servicing features of the Fund may not be available or may be modified in connection with the program of services offered. When shares of the Fund are purchased in this way, the service provider, rather than the customer, may be the shareholder of record of the shares. Certain broker-dealers and other service providers receive compensation from the Fund, QDI and/or Quest for providing such services.


CHOOSING A           You may select one of three distribution options:
DISTRIBUTION
OPTION               1.   Automatic Reinvestment Option--Both net
                          investment income dividends and capital gains distributions will be reinvested in additional
                          Fund shares. This option will be selected for you automatically unless you specify one of the other options.

                     2. Cash Dividend Option--Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Consultant Class shares.

                     3. All Cash Option--Both dividends and capital gains distributions will be paid in cash.

                     You may change your option by calling Shareholder Services at 1-800-841-1180.


IMPORTANT            The easiest way to establish optional services on
ACCOUNT              your account is to select the options you desire when
INFORMATION          you complete your Account Application.  If you want
                     to add or change shareholder options later, you may need to provide additional information and a signature guarantee. Please call Shareholder
                     Services at 1-800-841-1180 for further assistance.

Signature            For our mutual protection, we may require a signature
Guarantees           guarantee on certain written transaction requests.
                     A signature guarantee verifies the authenticity of your signature and may be obtained from banks, brokerage firms and any other guarantor that our transfer agent deems acceptable. A signature guarantee cannot be provided by a notary public.

Certificates         Certificates for whole shares will be issued upon
                     request. If a certificate is lost, stolen or destroyed, you may incur an expense to replace it.

Telephone and        Neither the Fund nor its transfer agent will be
Online Access        liable for following instructions communicated by
Transactions         telephone or computer online access that are
                     reasonably believed to be genuine. The transfer agent uses certain procedures designed to confirm that telephone and computer online access instructions are genuine, which may include requiring some form of personal identification prior to acting on the instructions, providing written confirmation of the transaction and/or recording incoming telephone calls, and if it does not follow such procedures, the Fund or the transfer agent may be liable for any losses due to unauthorized or fraudulent transactions.

Nonpayment           If your check or wire does not clear, or if payment
                     is not received for any telephone or computer online access purchase, the transaction will be canceled and you will be responsible for any loss the Fund incurs.
                     If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.

Trade Date           Your TRADE DATE is the date on which share purchases
for Purchases        are credited to your account.  If your purchase is
                     made by check, Federal Funds wire, telephone, computer online access or exchange and is received by the close of regular trading on the New York Stock
                     Exchange (generally 4:00 p.m., Eastern time), your trade date is the date of receipt. If your purchase is received after the close of regular trading on the Exchange, your trade date is the next business day.
                     Your shares are purchased at the net asset value determined on your trade date.

                     In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Fund will accept only a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a United States correspondent bank.

                     The Trust reserves the right to suspend the offering of Fund shares to new investors. The Trust also reserves the right to reject any specific purchase request.


REDEEMING            You may redeem any portion of your account at any
YOUR                 time.  You may request a redemption in writing or by
SHARES               telephone.  Redemption proceeds normally will be sent
                     within two business days after the receipt of the request in Good Order.

REDEEMING BY         Redemption requests should be mailed to The Royce
MAIL                 Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO
                     64141-6012. (For express or registered mail, send your request to The Royce Funds, c/o National
                     Financial Data Services, 1004 Baltimore, 5th Floor,
                     Kansas City, MO 64105.)

                     The redemption price of shares will be their net asset value next determined after NFDS or an authorized service agent or sub-agent has received all required documents in Good Order.

Definition of
Good Order           Good Order means that the request includes the
                     following:

                     1.   The account number and Fund name.
                     2. The amount of the transaction (specified in dollars or shares).
                     3. Signatures of all owners exactly as they are registered on the account.
                     4. Signature guarantees if the value of the shares being redeemed exceeds $50,000 or if the payment is to be sent to an address other than the address of record or is to be made to a payee other than the shareholder.
                     5.   Certificates, if any are held.
                     6. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

                     If you have any questions about what is required as it pertains to your request, please call Shareholder Services at 1-800-841-1180.

REDEEMING BY         Shareholders who have not established Express Service
TELEPHONE            may redeem up to $50,000 of their shares by
                     telephone, provided the proceeds are mailed to their address of record. If pre-approved, higher minimums may apply for institutional accounts. To redeem shares by telephone, you or your pre-authorized representative may call Shareholder Services at 1-800-841-1180. Redemption requests received by telephone prior to the close of regular trading on the New York Stock Exchange (generally 4:00 p.m.,
                     Eastern time) are processed on the day of receipt;
                     redemption requests received by telephone after the close of regular trading on the Exchange are processed on the business day following receipt.

                     Telephone redemption service is not available for Trust-sponsored retirement plan accounts or if certificates are held. TELEPHONE REDEMPTIONS WILL NOT BE PERMITTED FOR A PERIOD OF SIXTY DAYS AFTER A CHANGE IN THE ADDRESS OF RECORD. See also "Important Account Information - Telephone and Online Access Transactions".

REDEEMING BY         If you select the Express Service Automatic
EXPRESS SERVICE      Withdrawal option, shares will be automatically
                     redeemed from your Fund account and the proceeds transferred to your bank account according to the schedule you have selected. You must have at least
                     $25,000 in your Fund account to establish the Automatic Withdrawal option.

                     The Expedited Redemption option lets you redeem up to $50,000 of shares from your Fund account by telephone and transfer the proceeds directly to your bank account. You may elect Express Service on the Account Application or call Shareholder Services at 1-800-841-1180 for an Express Service application.

IMPORTANT            If you are redeeming shares recently purchased by
REDEMPTION           check, Express Service Expedited Purchase or
INFORMATION          Automatic Investment Plan, the proceeds of the
                     redemption may not be sent until payment for the purchase is collected, which may take up to fifteen calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

                     If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be processed at the net asset value next determined after your request has been received by the transfer agent in Good Order. The Trust reserves the right to revise or terminate the telephone redemption privilege at any time.

                     The Trust may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

                     Although the Trust will normally make redemptions in cash, it may cause the Fund to redeem in kind under certain circumstances.

EARLY                In order to discourage short-term trading, the Fund
REDEMPTION           assesses an early redemption fee of 1% on redemptions
FEE                  of share purchases held for less than one year.
                     Purchases of shares of Royce Value Fund, predecessor to the Consultant Class, prior to July 1, 1996 are exempt from the fee. Redemption fees will be paid to the Fund, out of the redemption proceeds otherwise payable to the shareholder, to help offset transaction costs.

                     The Fund will use the "first-in, first-out" (FIFO) method to determine the one-year holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of the share purchases held in the account. If this holding period is less than one year, the fee will be assessed. In determining "one year," the Fund will use the anniversary month of a transaction. Thus, shares purchased in October 1996, for example, will be subject to the fee if they are redeemed prior to October 1997. If they are redeemed on or after October 1, 1997, they will not be subject to the fee.

                     No redemption fee will be payable on shares acquired through reinvestment, on an exchange into another Royce Fund or by shareholders who are (a) employees of the Trust, Quest, QDI or employees or representatives of broker-dealers having agreements with QDI, members of their immediate families or employee benefit plans for such individuals or entities; (b) current participants in an Automatic Investment Plan or an Automatic Withdrawal Plan; (c) certain Trust-approved Group Investment Plans and charitable organizations; (d) profit-sharing trusts, corporations or other institutional investors who are investment advisory clients of Quest; or (e) omnibus and other similar account customers of certain Trust-approved broker-dealers and other institutions.

MINIMUM ACCOUNT      Due to the relatively high cost of maintaining
BALANCE              smaller accounts, the Trust reserves the right to
REQUIREMENT          involuntarily redeem shares in any Fund account that
                     falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment or, if an Automatic Investment Plan is discontinued before an account reaches the minimum initial investment that would otherwise be required, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would then have sixty days to increase your account balance before the account is liquidated. Proceeds would be promptly paid to the shareholder.


EXCHANGE             Exchanges between series of the Trust are permitted
PRIVILEGE            by telephone, computer online access or mail.  An
                     exchange is treated as a redemption and purchase;
                     therefore, you could realize a taxable gain or loss on the transaction. Exchanges are accepted only if the registrations and the tax identification numbers of the two accounts are identical. Minimum investment requirements must be met when opening a new account by exchange, and exchanges may be made only for shares of a series then offering its shares for sale in your state of residence. The Trust reserves the right to revise or terminate the exchange privilege at any time.

TRANSFERRING         You may transfer the ownership of any of your Fund
OWNERSHIP            shares to another person by writing to:  The Royce
                     Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO
                     64141-6012.  The request must be in Good Order (see
                     "Redeeming Your Shares - Definition of Good Order").
                     Before mailing your request, please contact
                     Shareholder Services (1-800-841-1180) for full instructions.


OTHER SERVICES       For more information about any of these services,
                     please call Investor Information at 1-800-221-4268.

Statements           A confirmation statement will be sent to you each
and Reports          time you have a transaction in your account, and an
                     account statement is sent semi-annually. Shareholder reports are mailed semi-annually. To reduce expenses, only one copy of most shareholder reports may be mailed to a household. Please call Investor
                     Information if you need additional copies.

Tax-sheltered        Shares of the Fund are available for purchase in
Retirement           connection with certain types of tax-sheltered
Plans                retirement plans, including Individual Retirement
                     Accounts (IRA's) for individuals and 403(b)(7) Plans for employees of certain tax-exempt organizations.

                     These plans should be established with the Trust only after an investor has consulted with a tax adviser or attorney. Information about the plans and the appropriate forms may be obtained from Investor Information at 1-800-221-4268.


The Royce Funds
1414 Avenue of the Americas                   THE ROYCE FUNDS
New York, NY 10019                            ----------------
1-800-221-4268
funds@roycenet.com

Investment Adviser
Quest Advisory Corp.
1414 Avenue of the Americas                    PENNSYLVANIA MUTUAL
New York, NY 10019                                    FUND
                                                 CONSULTANT CLASS
Distributor
Quest Distributors, Inc.
1414 Avenue of the Americas
New York, NY 10019

Transfer Agent
State Street Bank and Trust
Company
c/o National Financial Data
Services
P.O. Box 419012                                  PROSPECTUS
Kansas City, MO 64141-6012                     APRIL 30, 1997
1-800-841-1180

Custodian
State Street Bank and Trust
Company
P.O. Box 1713
Boston, MA 02105

Officers
Charles M. Royce, President and
Treasurer
Thomas R. Ebright, Vice President
Jack E. Fockler, Jr., Vice
President
W. Whitney George, Vice President
Daniel A. O'Byrne, Vice President
and
  Assistant Secretary
John E. Denneen, Secretary





THE ROYCE FUNDS


ROYCE EQUITY INCOME FUND


   PROSPECTUS -- April 30, 1997

NEW ACCOUNT AND GENERAL INFORMATION: Investor Information -- 1-800-221-4268

SHAREHOLDER SERVICES -- 1-800-841-1180 INVESTMENT ADVISOR SERVICES -- 1-800-33-ROYCE


INVESTMENT      Royce Equity Income Fund's investment objective is reasonable
OBJECTIVE AND   income.  The potential for capital appreciation will also be
POLICIES        considered when selecting the Fund's securities.  It seeks to achieve this objective by investing primarily in dividend
                -paying common and preferred stocks and debt securities convertible into common stocks. There can be no assurance that the Fund will achieve its objective.

                The Fund is a no-load series of The Royce Fund (the "Trust"), a diversified open-end management investment company. The Trust is currently offering shares of eleven series. This Prospectus relates to Royce Equity Income Fund only.

ABOUT THIS     This Prospectus sets forth concisely the information that you
PROSPECTUS    should know about the Fund before you invest.  It should be retained for future reference.  A "Statement of Additional
              Information" containing further information about the Fund and the Trust has been filed with the Securities and Exchange
              Commission. The Statement is dated April 30, 1997 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust or calling
              Investor Information.

              The Trust's Board of Trustees has recommended that shareholders of Royce Equity Income Fund approve the acquisition of all of the Fund's assets and liabilities by Royce Total Return Fund, another series of the Trust, in exchange for shares of Royce Total Return Fund. The proposed combination will be voted on at a Special Meeting of Royce Equity Income Fund's shareholders to be held on or before June 27, 1997.

TABLE OF CONTENTS
                           Page                                            Page
   Fund Expenses            2           Dividends, Distributions and Taxes   7
Financial Highlights        3           Net Asset Value Per Share            8
Investment Performance and                     SHAREHOLDER GUIDE
 Volatility                 4           Opening an Account and Purchasing
Investment Objective        4            Shares                              8
Investment Policies         5           Choosing a Distribution Option      10
Investment Risks            5           Important Account Information       10
Investment Limitations      5           Redeeming Your Shares               11
Management of the Trust     6           Exchange Privilege                  13
General Information         7           Transferring Ownership              13
                                    Other Services                       14



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



FUND EXPENSES     The following table summarizes all expenses and fees that you would incur as a shareholder of the Fund.
The Fund is
no-load and has
no 12b-1 fees                 Shareholder Transaction Expenses
                              --------------------------------

                  Sales Load Imposed on Purchases   .                None
                  Sales Load Imposed on Reinvested Dividends         None
                  Deferred Sales Load                                None
                  Redemption Fee -- on purchases held for 1 year
                     or more                                         None
                  Early Redemption Fee -- on purchases held for
                     less than 1 year                                 1%


                           Annual Fund Operating Expenses
                           ------------------------------

                  Management Fees (after waivers)   0.93%
                  Other Expenses                    0.44%
                  Total Operating Expenses          1.37%

_____

   The purpose of the above tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund. Management Fees would have been 1.00% and Total Operating Expenses would have been 1.44% without the waiver of management fees by Quest Advisory Corp. ("Quest"), the Fund's investment adviser.

The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

          1 Year    3 Years   5 Years     10 Years
          ------    -------   -------     --------
            $14       $43       $75         $165


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF
PAST OR FUTURE EXPENSES OR PERFORMANCE.  ACTUAL EXPENSES MAY BE
HIGHER OR LOWER THAN THOSE SHOWN.

FINANCIAL       The following financial highlights are part of the Fund's
HIGHLIGHTS      financial statements and have been audited by Coopers & Lybrand
                L.L.P., independent accountants.  The Fund's financial
(For a share    statements and Coopers & Lybrand L.L.P.'s reports on them are
outstanding     included in the Fund's Annual Reports to Shareholders and are
throughout      incorporated by reference into the Statement of Additional
each period)    Information and this Prospectus.  Further information about the
                Fund's performance is contained elsewhere in this Prospectus and in the Fund's Annual Report to Shareholders for 1996, which may be obtained without charge by calling Investor Information.


                                       Year ended December 31,
                        ------------------------------------------------



                                1996          1995        1994        1993         1992        1991       1990
                                ----          ----        ----        ----         ----        ----       ----

   NET ASSET VALUE,
  BEGINNING OF YEAR            $5.70         $5.12       $5.58       $5.49        $4.93       $4.03      $5.00
                               -----         -----       -----       -----        -----       -----      -----

INCOME FROM INVESTMENT
OPERATIONS
Net investment income (1)       0.18          0.21        0.19        0.21         0.22        0.22       0.23
Net realized and unrealized
 gain (loss) on investments     0.73          0.62       (0.37)       0.50         0.72        0.99      (0.98)
                                ----          ----       ------       ----         ----        ----      ------
    Total from Investment
      Operations                0.91          0.83       (0.18)       0.71         0.94        1.21      (0.75)
                                ----          ----       ------       ----         ----        ----      ------
LESS DISTRIBUTIONS
Dividends paid from net
  investment income            (0.20)        (0.21)      (0.18)      (0.21)       (0.22)      (0.22)     (0.22)
Distributions paid from
  capital gains                (0.70)        (0.04)      (0.10)      (0.41)       (0.16)      (0.09)     (0.00)
                               ------        ------      ------      ------       ------      ------     ------
   Total Distributions         (0.90)        (0.25)      (0.28)      (0.62)       (0.38)      (0.31)     (0.22)
                               ------        ------      ------      ------       ------      ------     ------
NET ASSET VALUE,
  END OF YEAR                  $5.71         $5.70       $5.12       $5.58        $5.49       $4.93      $4.03
                               -----         -----       -----       -----        -----       -----      -----

TOTAL RETURN                   16.5%         16.4%       -3.3%       13.1%        19.4%       30.3%     -15.4%

RATIOS/SUPPLEMENTAL DATA
Net Assets,
  End of Year (millions)         $36           $56         $77         $85          $54         $41        $19
Ratio of Expenses to
  Average Net Assets (1)       1.37%         1.24%       1.27%       1.00%        0.99%       0.99%      1.00%
Ratio of Net Investment Income
  to Average Net Assets        2.91%         3.49%       3.43%       3.79%        4.31%       4.58%      4.74%
Portfolio Turnover Rate          36%           29%         47%        100%          59%         72%        28%
Average Commission Rate Paid* $.0607          ---         ---          ---          ---         ---        ---


(1) Expenses are shown after waivers of fees by the investment adviser and distributor. Absent such waivers, the ratio of expenses to average net assets would have been 1.44%, 1.33%, 1.33%, 1.39%, 1.30%, 1.30% and
    1.34% for the years ended December 31, 1996, 1995, 1994, 1993, 1992,
    1991 and 1990.

   *Beginning in 1996, the Fund is required to disclose average commission rates paid per share for purchases and sales of investments.



INVESTMENT        The Fund may include in communications to current or
PERFORMANCE       prospective shareholders figures reflecting Total Return
AND VOLATILITY    over various time periods.  "Total Return" is the rate of
                  return on an amount invested in the Fund from the
Total Return is   Fund from the beginning to the end of
the change in     the stated period.  "Average annual Total Return" is the
value over        annual compounded percentage change in the value of an
a given time      amount invested in the Fund from the beginning until the end
period,           of the stated  period.  Total Returns are historical
assuming          measures of past performance and are not intended to
reinvestment      indicate future performance.  Total Returns assume the
of dividends and  reinvestment of all net investment income dividends and
capital gains     capital gains distributions. The figures do not reflect the
distributions     Fund's early redemption fee because this fee applies only to redemptions of share purchases held for less than one year.

   Additionally, the performance of the Fund may be compared to
(i) the performance of various indices and investments for which reliable performance data is available and (ii) averages, performance rankings or other information prepared by recognized mutual fund statistical services.

The Fund's average annual total returns for the periods ended
December 31, 1996 were:

                 One      Five        Since Jan 2, 1990
                 Year     Years          Inception
                 ----     -----          ---------
                 16.5%     12.1%           10.0%


The relative risk of investing in a particular fund should be considered in addition to the total returns of a fund. Risk, in terms of how volatile an investor's returns have been, can be measured in a number of ways, including standard deviation and beta.

        Standard deviation measures the range of performance within which a fund's total returns have fallen. The lower the standard deviation of the fund, the less volatile and more consistent the fund's monthly total returns have been over that period. When the standard deviation of a fund is lower than the standard deviation of the S&P 500, the fund has been less volatile than the index.

     Beta measures a fund's sensitivity to market movements. The beta for the index chosen to represent the market (the S&P 500) is 1.00. If the fund has a beta greater than 1.00, it has been more volatile than the index; if its beta is less than 1.00, it has been less volatile than the index.

   These measures of risk, which are historical in nature and not necessarily predictive of future volatility are more fully described in the Statement of Additional Information. For the three year period ended December 31, 1996, standard deviation and beta for the Fund, the Russell 2000, an index representative of small company stocks, and the S&P 500 were:

                              Std. Dev.         Beta
                              ---------         ----
Royce Equity Income             6.36            .43
Russell 2000                   12.10            .94
S&P 500                         9.72           1.00


   Investors evaluating these and other quantitative measures of risk should understand that the risk profiles of the Fund's portfolio may change over time. The investment risks associated with the types of securities in which the Funds may invest are described below, see "Investment Risks."


INVESTMENT
OBJECTIVE    ROYCE EQUITY INCOME FUND'S investment objective is reasonable income. It seeks to achieve this objective by investing primarily in dividend-paying common and preferred stocks and debt securities convertible into common stocks. The composite yield on these securities is intended to be higher than that of the stocks in the Standard & Poor's 500 Index. The potential for capital appreciation will also be considered when selecting the Fund's securities. Since certain risks are inherent in owning any security, there can be no assurance that the Fund will achieve its objective.

This investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares, as that term is defined in the Investment
Company Act of 1940 (the "1940 Act").


INVESTMENT         Quest uses a "value" method in managing the Fund's assets.
POLICIES           In its selection process, Quest puts primary emphasis on the understanding of various internal returns indicative of
The Fund invests   profitability, balance sheet quality, cash flows and the
on a value basis   relationships that these factors have to the price of a
                   given security.  This is in contrast to other methods that
The Fund invests   focus on high growth or emerging growth companies.
primarily in
small              Quest's value method is based on its belief that the
companies          securities of certain companies may sell at a discount from its estimate of such companies' "private worth", that is, what a knowledgeable buyer would pay for the entire company.
                   Quest attempts to identify and invest in these securities for the Fund, with the expectation that this "value discount" will narrow over time and thus provide capital appreciation for the Fund.

In accordance with its objective of seeking reasonable income, the Fund will normally invest at least 80% of its assets in common stocks, convertible preferred stocks and convertible bonds. At least 90% of these securities will be income-producing, and at least 65% of these securities will be issued by companies with stock market capitalizations under $1,000,000,000 at the time of investment. The remainder of the Fund's assets may be invested in securities of companies with higher stock market capitalizations, non-dividend-paying common stocks and non-convertible preferred stocks and debt securities. Quest seeks to invest the Fund's portfolio in a manner that produces a composite yield which is higher than the composite yield of the stocks in the Standard & Poor's 500
Index and considers the capital appreciation potential of the securities it selects for the Fund's portfolio.

INVESTMENT      As a mutual fund investing primarily in common stocks
RISKS           and/or securities convertible into common stocks, the
                Fund is subject to market risk, that is, the possibility that
The Fund is     common stock prices will decline over short or even extended
subject         periods.  The  Fund invests a substantial portion of its
to certain      assets in securities of small and /or micro-cap companies.
investment      Such companies may not be well-known to the investing public,
risks           may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects.
                In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the larger capitalization stocks included in the S&P 500
                Index. Thus, the Fund's purchases and sales of such securities may have a greater impact on their market prices than would be the case with larger capitalization stocks. Accordingly, Quest's investment focus requires a long-term investment horizon, and the Fund should not be used to play short-term swings in the market.


INVESTMENT
LIMITATIONS

The Fund has
adopted
certain
fundamental
limitations
                The Fund has adopted certain fundamental limitations, designed to reduce its exposure to specific situations, which may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the 1940 Act. These limitations are set forth in the Statement of Additional Information and provide, among other things, that the Fund will not:

(a) with respect to 75% of its assets, invest more than 5% of
    its assets in the securities of any       one issuer, excluding
    obligations of the U.S. Government;

(b) invest more than 25% of its assets in any one industry; or

(c) invest in companies for the purpose of exercising control of management.

Other Investment
Practices:
                In addition to investing primarily in the equity and fixed income securities described above, the Fund may follow a number of additional investment practices.

Short-term fixed
income
securities     The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities consist of United States
               Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S. Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should the Fund implement a temporary investment policy, its investment objective may not be achieved.

Securities
lending The Fund may lend up to 25% of its assets to qualified institutional investors for the purpose of realizing additional income. Loans of securities of the Fund will be collateralized by cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Foreign
securities
            The Fund may invest up to 10% of its assets in debt and/or equity securities of foreign issuers. Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls. These securities may also be subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Fund.

Warrants, rights
and options
                The Fund may invest up to 5% of its total assets in warrants, rights and options.

Lower-rated
debt securities
                 The Fund may invest no more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities, which are below investment grade. The Funds do not expect to invest in non-convertible debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or CCC by Standard & Poor's Corp. or, if unrated, determined to be of comparable quality.


MANAGEMENT OF
THE TRUST

Quest Advisory
Corp. is
responsible for
management of
the Fund's
portfolio    The Trust's business and affairs are managed under the
             direction of its Board of Trustees. Quest, the Fund's investment adviser, is responsible for the investment of their assets, subject to the authority of the Board. Charles M.
             Royce, Quest's President, Chief Investment Officer and sole voting shareholder since 1972, is primarily responsible for managing the Funds' portfolios. He is assisted by Quest's investment staff, including W. Whitney George, Portfolio
             Manager and Managing Director, and by Jack E.  Fockler, Jr.,
             Managing Director. Quest is also the investment adviser to Pennsylvania Mutual Fund, PMF II, Royce Premier, Micro-Cap,
             Total Return, Low-Priced Stock, Global Services, Value and
             GiftShares Funds, which are other series of the Trust, and to other investment and non-investment company accounts.

   As compensation for its services to the Fund, Quest is entitled to receive annual advisory fees of 1.00% of the average net assets of the Fund. For 1996, the fees paid to Quest on average net assets were 0.93% (net of voluntary waivers).

Quest selects the brokers who execute the purchases and sales of the Fund's portfolio securities and may place orders with brokers who provide brokerage and research services to Quest. Quest is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

Quest Distributors, Inc. ("QDI"), which is wholly-owned by Charles M. Royce, acts as distributor of the Fund's shares.


GENERAL
INFORMATION

      The Royce Fund (the "Trust") is a Delaware business trust, registered with the Securities and Exchange Commission as an open-end, diversified management investment company. It is the successor to a Massachusetts business trust established in October 1985 and merged into the Trust in June 1996. The Trustees have the authority to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these shares may be divided into an unlimited number of series and classes. Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

Meetings of shareholders will not be held except as required by the 1940 Act or other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.

The custodian for securities, cash and other assets of the Fund is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Fund's transfer agent. Coopers & Lybrand, L.L.P. serves as independent accountants for the Fund.


DIVIDENDS,
DISTRIBUTIONS
AND TAXES

   The Fund pays
dividends and
capital gains
annually in
December The Fund pays quarterly dividends from net investment income and distributes its net realized capital gains annually in December. Dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder chooses otherwise.

   Shareholders receive information annually as to the tax status of distributions made by the Fund for the calendar year. For Federal income tax purposes, all distributions by the Fund are taxable to shareholders when declared, whether received in cash or reinvested in shares. Distributions paid from the Fund's net investment income and short-term capital gains are taxable to shareholders as ordinary income dividends. A portion of the Fund's dividends may qualify for the corporate dividends received deduction, subject to certain limitations. The portion of the Fund's dividends qualifying for such deduction is generally limited to the aggregate taxable dividends received by the Fund from domestic corporations. Distributions paid from long-term capital gains of the Fund are treated by a shareholder for Federal income tax purposes as long-term capital gains, regardless of how long the shareholder has held Fund shares.

   If a shareholder disposes of shares held for six months or less at a loss, such loss is treated as a long-term capital loss to the extent of any long-term capital gains reported by the shareholder with respect to such shares. A loss realized on a taxable disposition of Fund shares may be disallowed to the extent that additional Fund shares are purchased (including by reinvestment of distributions) within 30 days before or after such disposition.

The redemption of shares is a taxable event, and a shareholder may realize a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their account statements for use in determining their tax liability on a redemption.

At the time of a shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains. A subsequent distribution of these amounts by the Fund will be taxable to the shareholder even though the distribution economically is a return of part of the shareholder's investment.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to non-corporate shareholders who have not complied with Internal
Revenue Service taxpayer identification regulations.
Shareholders may avoid this withholding requirement by certifying on the Account Application Form their proper Social
Security or Taxpayer Identification Number and certifying that they are not subject to backup withholding.

   The discussion of Federal income taxes above is for general information only. The Statement of Additional Information includes a more detailed description of Federal income tax aspects that may be relevant to a shareholder. Shareholders may also be subject to state and local taxes on income and any gains from their investment. Investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.

NET ASSET VALUE
PER SHARE

Net asset value
per share (NAV)
is determined each
day the New York
Stock Exchange
is open
           Fund shares are purchased and redeemed at their net asset value per share next determined after an order is received by the Fund's transfer agent or an authorized service agent or sub-agent. Net asset value per share is determined by dividing the total value of the Fund's investments plus cash and other assets, less any liabilities, by the number of outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business.

In determining net asset value, securities listed on an exchange or the Nasdaq National Market System are valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.



                               SHAREHOLDER GUIDE

OPENING AN
ACCOUNT AND
PURCHASING
SHARES

          The Fund's shares are offered on a no-load basis. New accounts (other than IRA or 403(b)(7) accounts) can be opened either by mail, by telephone or by wire. An Account Application must be completed and returned, regardless of the method selected. If you need assistance with the Account Application or have any questions about the Fund, please call Investor Information at 1-800-221-4268. Note: For certain types of account registrations (e.g., corporations, partnerships, foundations, associations, other organizations, trusts or powers of attorney), please call Investor Information to determine if you need to provide additional forms with your application.





Type of Account                              Minimum
---------------                              -------

Regular accounts                             $2,000
IRAs *                                          500
Accounts established with Automatic             500
   Investment Plan or Direct Deposit Plan
403(b)(7) accounts *                           None



   * Separate forms must be used for opening IRAs or 403(b)(7) accounts; please call Investor Information if you need these forms.

Subsequent investments may be made by mail ($50 minimum), telephone ($500 minimum), wire ($1,000 minimum) or Express
Service (a system of electronic funds transfer from your bank account).


PURCHASING BY MAIL
Complete and
sign the
enclosed Account
Application
                                               ADDITIONAL INVESTMENTS
NEW ACCOUNT                                     TO EXISTING ACCOUNTS
   Please include the amount of               Additional investments should
your initial investment on the                include the Invest-by-Mail
Application Form, make your                   remittance form attached to
check payable to The Royce                    your Fund account confirmation
Fund, and mail to:                            statements.  Please make your
                                              check payable to The Royce


   The Royce Funds                            Fund, write your account
P.O. Box 419012                               number on your check and,
Kansas City, MO 64141-6012                    using the return envelope
                                              provided, mail to the address
                                              indicated on the Invest-by-
                                              Mail form.

For express or                                All written requests should be
registered mail,                              mailed to one of the addresses
send to:                                      indicated for new accounts.
          The Royce Funds
          c/o National Financial Data
          Services
          1004 Baltimore, 5th Floor
          Kansas City, MO 64105



PURCHASING BY
TELEPHONE



To open an account by                       Subsequent telephone purchases
telephone, you should call                  ($500 minimum) may also be
Investor Information (1-800-221-4268)       made by calling Investor
before 4:00 p.m.,                           Information.  For all
Eastern time.  You will be                  telephone purchases, payment
given a confirming order                    is due within three business
number for your purchase.                    days and may be made by wire
This number must be placed on                or personal, business or bank
your completed Application                   check, subject to collection.
before mailing.  If a
completed and signed
Application is not received on
an account opened by
telephone, the account may be
subject to backup withholding
of Federal income taxes.


Purchasing By
Wire:

BEFORE WIRING:
For a new
account,
please contact
Investor
Information at
1-800-221-4268


                 Money should be wired to:
                  State Street Bank and Trust Company
                  ABA 011000028    DDA 9904-712-8
                  Ref:  Royce Equity Income Fund
                  Order Number or Account Number____________________ Account Name ____________________________________

To ensure proper receipt, please be sure your bank includes the name of the Fund and your order number (for telephone purchases) or account number. If you are opening a new account, you must call Investor Information to obtain an order number, and complete the Account Application and mail it to the "New Account" address above after completing your wire arrangement. Note: Federal Funds wire purchase orders will be accepted only when the Fund and its custodian are open for business.

PURCHASING BY
EXPRESS SERVICE

                You can purchase shares automatically or at your discretion through the following options:

EXPEDITED PURCHASE OPTION permits you, at your discretion, to transfer funds ($100 minimum and $200,000 maximum) from your bank account to purchase shares in your Royce Fund account by telephone or computer online access.

AUTOMATIC INVESTMENT PLAN allows you to make regular, automatic transfers ($50 minimum) from your bank account to purchase shares in your Royce Fund account on the monthly or quarterly schedule you select.

   To establish the Expedited Purchase Option and/or Automatic Investment Plan, please provide the appropriate information on the Account Application and attach a voided check. We will send you a confirmation of Express Service activation. Please wait three weeks before using the service.

To make an Expedited Purchase, other than through computer online access, please call Shareholder Services at 1-800-841-1180 before 4:00 p.m., Eastern time.

PAYROLL DIRECT DEPOSIT PLAN AND GOVERNMENT DEPOSIT PLAN let you have investments ($50 minimum) made from your net payroll or government check into your existing Royce Fund account each pay period. Your employer must have direct deposit capabilities through ACH (Automated Clearing House) available to its employees. You may terminate participation in these programs by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payments.

To initiate a Direct Deposit Plan, you must complete an Authorization for Direct Deposit form which may be obtained from Investor Information by calling 1-800-221-4268.


CHOOSING A
DISTRIBUTION
OPTION
         You may select one of three distribution options:

1. Automatic Reinvestment Option--Both net investment income dividends and capital gains distributions will be reinvested in additional Fund shares. This option will be selected for you automatically unless you specify one of the other options.

2. Cash Dividend Option--Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

3. All Cash Option--Both dividends and capital gains distributions will be paid in cash.

You may change your option by calling Shareholder Services at 1-800-841-1180.


IMPORTANT
ACCOUNT
INFORMATION
         The easiest way to establish optional services on your account is to select the options you desire when you complete your Account Application. If you want to add or change shareholder options later, you may need to provide additional information and a signature guarantee. Please call Shareholder Services at 1-800-841-1180 for further assistance.

Signature
Guarantees
           For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from banks, brokerage firms and any other guarantor that our transfer agent deems acceptable. A signature guarantee cannot be provided by a notary public.

Certificates
               Certificates for whole shares will be issued upon request. If a certificate is lost, stolen or destroyed, you may incur an expense to replace it.

Purchases
Through
Service
Providers

         If you purchase shares of the Fund through a program of services offered or administered by a broker-dealer, financial institution or other service provider, you should read the program materials provided by the service provider, including information regarding fees which may be charged, in conjunction with this Prospectus. Certain shareholder servicing features of the Fund may not be available or may be modified in connection with the program of services offered. When shares of the Fund are purchased in this way, the service provider, rather than the customer, may be the shareholder of record of the shares. QDI, Quest and/or the Fund may pay fees so unaffiliated broker-dealers, financial institutions or other service providers who introduce investors to the Fund and/or provide certain administrative services to those of their customers who are Fund shareholders.

Telephone and
Online Access
Transactions
             Neither the Fund nor its transfer agent will be liable for following instructions communicated by telephone or computer online access that are reasonably believed to be genuine. The transfer agent uses certain procedures designed to confirm that telephone and computer online access instructions are genuine, which may include requiring some form of personal identification prior to acting on the instructions, providing written confirmation of the transaction and/or recording incoming telephone calls, and if it does not follow such procedures, the Fund or the transfer agent may be liable for any losses due to unauthorized or fraudulent transactions.

Nonpayment

        If your check or wire does not clear, or if payment is not received for any telephone or computer online access purchase, the transaction will be canceled and you will be responsible for any loss the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.

Trade Date for
Purchases
           Your trade date is the date on which share purchases are credited to your account. If your purchase is made by check, Federal Funds wire, telephone, computer online access or exchange and is received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time), your trade date is the date of receipt. If your purchase is received after the close of regular trading on the Exchange, your trade date is the next business day. Your shares are purchased at the net asset value determined on your trade date.

In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Fund will accept only a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a United States correspondent bank.

The Trust reserves the right to suspend the offering of Fund shares to new investors. The Trust also reserves the right to reject any specific purchase request.




REDEEMING YOUR
SHARES
          You may redeem any portion of your account at any time. You may request a redemption in writing or by telephone.
          Redemption proceeds normally will be sent within two business days after the receipt of the request in Good Order.

Redeeming By
Mail

     Redemption requests should be mailed to The Royce Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO 64141-6012. (For express or registered mail, send your request to The Royce Funds, c/o National Financial Data Services, 1004 Baltimore, 5th Floor, Kansas City, MO 64105.)


The redemption price of shares will be their net asset value next determined after NFDS or an authorized service agent or sub-agent has received all required documents in Good Order.

Definition of
Good Order

        Good Order means that the request includes the following:

1.   The account number and Fund name.
2. The amount of the transaction (specified in dollars or shares).
3. Signatures of all owners exactly as they are registered on the account.
4. Signature guarantees if the value of the shares being redeemed exceeds $50,000 or if the payment is to be sent to an address other than the address of record or is to be made to a payee other than the shareholder.
5.   Certificates, if any are held.
6. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

If you have any questions about what is required as it pertains to your request, please call Shareholder Services at 1-800-841-1180.

Redeeming By
Telephone


     Shareholders who have not established Express Service may redeem up to $50,000 of their Fund shares by telephone, provided the proceeds are mailed to their address of record.
     If preapproved, higher minimums may apply for institutional accounts. To redeem shares by telephone, you or your pre-authorized representative may call Shareholder Services at 1-800-841-1180. Redemption requests received by telephone prior to the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) are processed on the day of receipt; redemption requests received by telephone after the close of regular trading on the Exchange are processed on the business day following receipt.

Telephone redemption service is not available for Trust-sponsored retirement plan accounts or if certificates are held.
Telephone redemptions will not be permitted for a period of sixty days after a change in the address of record. See also
"Important Account Information - Telephone and Online Access
Transactions".

Redeeming By
Express
Service

    If you select the Express Service Automatic Withdrawal option, shares will be automatically redeemed from your Fund account and the proceeds transferred to your bank account according to the schedule you have selected. You must have at least $25,000 in your Fund account to establish the Automatic Withdrawal option.

   The Expedited Redemption option lets you redeem up to $50,000 of shares from your Fund account by telephone and transfer the proceeds directly to your bank account. You may elect Express Service on the Account Application or call Shareholder Services at 1-800-841-1180 for an Express Service application.

Important
Redemption
Information

    If you are redeeming shares recently purchased by check, Express Service Expedited Purchase or Automatic Investment Plan, the proceeds of the redemption may not be sent until payment for the purchase is collected, which may take up to fifteen calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be processed at the net asset value next determined after your request has been received by the transfer agent in Good Order. The Trust reserves the right to revise or terminate the telephone redemption privilege at any time.

The Trust may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

Although the Trust will normally make redemptions in cash, it may cause the Fund to redeem in kind under certain circumstances.

Early Redemption
Fee

     In order to discourage short-term trading, the Fund assesses an early redemption fee of 1% on redemptions of share purchases held for less than one year. Purchases of Fund shares prior to
    July 1, 1996 are exempt from the fee. Redemption fees will be paid to the Fund, out of the redemption proceeds otherwise payable to the shareholder, to help offset transaction costs.

   The Fund will use the "first-in, first-out" (FIFO) method to determine the one-year holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of the share purchases held in the account. If this holding period is less than one year, the fee will be assessed. In determining "one year," the Fund will use the anniversary month of a transaction. Thus, shares purchased in August 1997, for example, will be subject to the fee if they are redeemed prior to August 1998. If they are redeemed on or after August 1, 1998, they will not be subject to the fee.

   No redemption fee will be payable on shares acquired through reinvestment, on an exchange into another Royce Fund or by shareholders who are (a) employees of the Trust or Quest or members of their immediate families or employee benefit plans for them, (b) participants in the Automatic Withdrawal Plan,
(c) certain Trust-approved Group Investment Plans and charitable organizations, (d) profit-sharing trusts, corporations or other institutional investors who are investment advisory clients of Quest or (e) omnibus or similar account customers of certain Trust-approved broker-dealers and other institutions.

Minimum Account
Balance
Requirement

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to involuntarily redeem shares in any Fund account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment or, if an Automatic Investment Plan is discontinued before an account reaches the minimum initial investment that would otherwise be required, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would then have sixty days to increase your account balance before the account is liquidated. Proceeds would be promptly paid to the shareholder.


EXCHANGE
PRIVILEGE

     Exchanges between series of the Trust and with other open-end Royce funds are permitted by telephone, computer online access or mail. An exchange is treated as a redemption and purchase; therefore, you could realize a taxable gain or loss on the transaction. Exchanges are accepted only if the registrations and the tax identification numbers of the two accounts are identical. Minimum investment requirements must be met when opening a new account by exchange, and exchanges may be made only for shares of a series or fund then offering its shares for sale in your state of residence. The Trust reserves the right to revise or terminate the exchange privilege at any time.


TRANSFERRING
OWNERSHIP

    You may transfer the ownership of any of your Fund shares to another person by writing to: The Royce Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO 64141-6012. The request must be in Good Order (see "Redeeming Your Shares - Definition of Good Order"). Before mailing your request, please contact Shareholder Services (1-800-841-1180) for full instructions.


   OTHER SERVICES

    For more information about any of these services, please call
    Investor Information at 1-800-221-4268.

Statements and
Reports

    A confirmation statement will be sent to you each time you have a transaction in your account and semi-annually. Shareholder reports are mailed semi-annually. To reduce expenses, only one copy of most shareholder reports may be mailed to a household. Please call Investor Information if you need additional copies.

   Tax-sheltered
Retirement Plans

    Shares of the Fund are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts (IRA's) for individuals and
    403(b)(7) Plans for employees of certain tax-exempt organizations.

These plans should be established with the Trust only after an investor has consulted with a tax adviser or attorney.
Information about the plans and the appropriate forms may be obtained from Investor Information at 1-800-221-4268.




   The Royce Funds
1414 Avenue of the Americas                THE ROYCE FUNDS
New York, NY 10019                         ---------------
1-800-221-4268
funds@roycenet.com

Investment Adviser
Quest Advisory Corp.                     ROYCE EQUITY INCOME FUND
1414 Avenue of the Americas                 A NO LOAD MUTUAL FUND
New York, NY 10019

Distributor
Quest Distributors, Inc.
1414 Avenue of the Americas
New York, NY 10019

Transfer Agent
State Street Bank and Trust Company
c/o National Financial Data Services
P.O. Box 419012
Kansas City, MO 64141-6012
1-800-841-1180                                 PROSPECTUS
                                             APRIL 30, 1997
Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105

Officers
Charles M. Royce, President and
Treasurer
Thomas R. Ebright, Vice President
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President
Daniel A. O'Byrne, Vice President and
  Assistant Secretary
John E. Denneen, Secretary


THE ROYCE FUNDS

ROYCE VALUE FUND

   PROSPECTUS -- April 30, 1997

NEW ACCOUNT AND GENERAL INFORMATION: Investor Information -- 1-800-221-4268

SHAREHOLDER SERVICES -- 1-800-841-1180 INVESTMENT ADVISOR SERVICES -- 1-800-33-ROYCE


INVESTMENT
OBJECTIVE AND
POLICIES

         Royce Value Fund (the "Fund") is a series of The Royce Fund (the "Trust"), a diversified, open-end management investment company. Its investment objective is long-term capital appreciation. The Fund seeks to achieve this objective primarily through investments in common stocks and securities convertible into common stocks of small companies selected on a value basis. There can be no assurance that the Fund will achieve its objective.

            The Trust is currently offering shares of eleven series. This Prospectus relates to Royce Value Fund only.

ABOUT THIS
PROSPECTUS     This Prospectus sets forth concisely the information that you should know about the Fund before you invest. It should be retained for future reference. A "Statement of Additional
               Information" containing further information about the Fund and the Trust has been filed with the Securities and Exchange
               Commission. The Statement is dated April 30, 1997 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust or calling
               Investor Information.

               The Trust's Board of Trustees has recommended that the Fund's shareholders approve the acquisition of all of the Fund's assets and liabilities by Pennsylvania Mutual Fund, another series of the Trust, in exchange for shares of a newly-established Consultant Class of Pennsylvania Mutual Fund.
               The proposed combination will be voted on at a Special Meeting of the Fund's shareholders to be held on or before June 27, 1997.

TABLE OF CONTENTS             Page                                         Page
   Fund Expenses               2        Dividends, Distributions and Taxes   7
Financial Highlights           3        Net Asset Value Per Share            8
Investment Performance and                     SHAREHOLDER GUIDE
  Volatility                   4        Opening an Account and Purchasing
Investment Objective           4         Shares                              9
Investment Policies            5        Choosing a Distribution Option      11
Investment Risks               5        Important Account Information       11
Investment Limitations         5        Redeeming Your Shares               12
Management of the Trust        6        Exchange Privilege                  14
General Information            7        Transferring Ownership              14
                                        Other Services                   14




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND EXPENSES
               The following table summarizes the maximum transaction costs and estimated expenses and fees that you would incur as a shareholder of the Fund.

                       Shareholder Transaction Expenses
                       --------------------------------

               Sales Load Imposed on Purchases                          None
               Sales Load Imposed on Reinvested Dividends               None
               Deferred Sales Load                                      None
               Redemption Fee -- on purchases held for 1 year or more None Early Redemption Fee -- on purchases held for less
               than 1 year                                                1%


                        Annual Fund Operating Expenses
                        ------------------------------

                Management Fees . . . . . . . . . . . . .  .87%
                12b-1 Fees (after waiver) . . . . . . . .  .67%
                Other Expenses. . . . . . . . . . . . . .  .32%
                                                            ---
                Total Operating Expenses. . . . . . . . . 1.86%
                                                          -----

The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund. 12b-1 fees would be 1% and total operating expenses would be 2.19% without the waiver of 12b-1 fees by Quest Distributors, Inc. ("QDI"), the Fund's distributor. See "Management of the Trust -Distribution."

The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

           1 Year     3 Years    5 Years     10 Years
           ------     -------    -------     --------
            $19         $58        $101        $218

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF
PAST OR FUTURE EXPENSES OR PERFORMANCE.  ACTUAL EXPENSES MAY BE
HIGHER OR LOWER THAN THOSE SHOWN.

   Long-term shareholders of the Fund may pay more than the economic equivalent of the maximum front-end sales charge of 6.25% of the amount invested permitted by the Rules of Fair
Practice of NASD Regulation, Inc.

FINANCIAL       The following financial highlights are part of the Fund's
HIGHLIGHTS      financial statements and have been audited by Coopers & Lybrand
(For a share    L.L.P., independent accountants.  The Fund's financial
outstanding     statements and Coopers & Lybrand L.L.P.'s reports on them are
throughout      included in the Fund's Annual Reports to Shareholders and are
each year)      incorporated by reference into the Statement of Additional
                Information and this Prospectus. Further information about the Fund's performance is contained elsewhere in this Prospectus and in the Fund's Annual Report to Shareholders for 1996, which may be obtained without charge by calling Investor Information.


                                                 Year  ended December 31,
                                                 ------------------------

                                  1996      1995     1994      1993     1992     1991     1990      1989    1988     1987
                                  ----      ----     ----      ----     ----     ----     ----      ----    ----     ----

   NET ASSET VALUE,
  BEGINNING OF YEAR             $10.02     $9.11    $9.73     $9.51    $8.83    $6.96    $8.48     $7.99   $6.81    $8.33
                                ------     -----    -----     -----    -----    -----    -----     -----   -----    -----
INCOME FROM INVESTMENT
OPERATIONS
Net investment income (1)         0.0       0.05     0.07      0.05     0.04     0.09     0.14      0.17    0.11     0.09
Net realized and unrealized
  gain (loss) on investments     1.35       1.65    (0.23)     0.97     1.37     2.05    (1.29)     1.10    1.49     (.02)
                                 ----       ----    ------     ----     ----     ----    ------     ----    ----     -----
      Total from Investment
        Operations               1.37       1.70    (0.16)     1.02     1.41     2.14    (1.15)     1.27    1.60      .07
                                 ----       ----    ------     ----     ----     ----    ------     ----    ----      ---

LESS DISTRIBUTIONS
Dividends paid from net
  investment income             (0.02)     (0.05)   (0.05)    (0.05)   (0.04)   (0.09)   (0.15)    (0.18)  (0.12)   (0.17)
Distributions paid from capital
  gains                         (1.77)     (0.74)   (0.41)    (0.75)   (0.69)   (0.18)   (0.22)    (0.60)  (0.30)   (1.42)
                                ------     ------   ------    ------   ------   ------   ------    ------  ------   ------
     Total Distributions        (1.79)     (0.79)   (0.46)    (0.80)   (0.73)   (0.27)   (0.37)    (0.78)  (0.42)   (1.59)
                                ------     ------   ------    ------   ------   ------   ------    ------  ------   ------
NET ASSET VALUE,
  END OF YEAR                   $9.60     $10.02    $9.11     $9.73    $9.51    $8.83    $6.96     $8.48   $7.99    $6.81
                                -----     ------    -----     -----    -----    -----    -----     -----   -----    -----

TOTAL RETURN                    14.0%      18.7%    -1.6%     10.7%    16.0%    30.8%   -13.6%     15.9%   23.6%     0.6%

RATIOS/SUPPLEMENTAL DATA
Net Assets,
  End of Year (millions)         $145       $167     $167      $186     $178     $167     $148      $193    $169     $140
Ratio of Expenses to
  Average Net Assets (1)        1.86%      1.76%    1.80%     1.84%    1.88%    1.69%    1.88%      1.87%  1.88%    1.88%
Ratio of Net Investment Income
  to Average Net Assets         0.14%      0.46%    0.67%     0.43%    0.42%    1.00%    1.77%      1.84%  1.36%    0.97%
Portfolio Turnover Rate           30%        14%      22%       31%      28%      25%      18%        31%    22%      41%
Average Commission Rate
  Paid*                        $.0626        ---     ---        ---      ---      ---      ---        ---

   (1) Net investment income and the ratio of expenses to average net assets are shown after the waiver of fees by the adviser and distributor. The expense ratio before waivers would have been 2.19%, 2.14%, 2.16%, 2.15%, 2.15% and 2.20% for the years ended December 31, 1996, 1995, 1994, 1993, 1992 and
1991, respectively.

   *Beginning in 1996, the Fund is required to disclose average commission rates paid per share for purchases and sales of investments.



INVESTMENT
PERFORMANCE
AND VOLATILITY

Total return is
the change in
value over a
given time
period, assuming
reinvestment of
dividends and
capital gains
distributions

               The Fund may include in communications to current or
            prospective shareholders figures reflecting total return over various time periods. "Total return" is the rate of return on an amount invested in the Fund from the beginning to the end of the stated period. "Average annual total return" is the annual compounded percentage change in the value of an amount invested in the Fund from the beginning until the end of the stated period.

               Total returns are historical measures of past performance and are not intended to indicate future performance. Total returns assume the reinvestment of all net investment income dividends and capital gains distributions. The figures do not reflect the Fund's early redemption fee because this fee applies only to redemptions of share purchases held for less than one year. Additionally, the performance of the Fund may be compared to
           (i) the performance of various indices and investments for which reliable performance data is available and (ii) averages, performance rankings or other information prepared by recognized mutual fund statistical services.


           The Fund's average annual total returns (%) for the periods ended December 31, were:

             One         Five     Ten           Since
             Year       Years     Years       Inception  Inception Date
             ----       -----     -----       ---------  --------------
             14.03%    11.32%    10.78%        12.83%     December 31, 1982

The relative risk of investing in a particular fund should be considered in addition to the total returns of a fund. Risk, in terms of how volatile an investor's returns have been, can be measured in a number of ways, including standard deviation and beta.

     Standard deviation measures the range of performance within which a fund's total returns have fallen.
     The lower the standard deviation of the fund, the less volatile and more consistent the fund's monthly total returns have been over that period. When the standard deviation of a fund is lower than the standard deviation of the S&P 500, the fund has been less volatile than the index.

     Beta measures a fund's sensitivity to market movements. The beta for the index chosen to represent the market (the S&P 500) is 1.00. If the fund has a beta greater than 1.00, it has been more volatile than the index; if its beta is less than 1.00, it has been less volatile than the index.

   These measures of risk, which are historical in nature and not necessarily predictive of future volatility, are more fully described in the Statement of Additional Information. For the three year period ended December 31, 1996, standard deviation and beta for the Fund, the Russell 2000, an index representative of small company stocks, and the S&P 500 were:

                                Std. Dev.          Beta
                                ---------          ----
   Royce Value                    7.53             .52
Russell 2000                     12.10             .94
S&P 500                           9.72            1.00

   Investors evaluating these and other quantitative measures of risk should understand that the risk profiles of the Fund's portfolio may change over time. The investment risks associated with the types of securities in which the Fund may invest are described below. See "Investment Risks."

INVESTMENT
OBJECTIVE

         ROYCE VALUE FUND'S investment objective is long-term capital appreciation, primarily through investments in securities of
         small companies.   Production of income is incidental to this
         objective. Since certain risks are inherent in owning any security, there can be no assurance that the Fund will achieve its objective.

         This investment objective of long-term capital appreciation is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares.


INVESTMENT
POLICIES

   The Fund invests
on a
value basis

   The Fund invests
primarily in
small and
micro-cap
companies
               Quest Advisory Corp. ("Quest"), the Fund's investment adviser, uses a "value" method in managing the Fund's assets. In its selection process, Quest puts primary emphasis on various internal returns indicative of profitability, balance sheet quality, cash flows and the relationships that these factors have to the current price of a given security.

               Quest's value method is based on its belief that the securities of certain companies may sell at a discount from its estimate of such companies' "private worth," that is, what a knowledgeable buyer would pay for the entire company. Quest attempts to identify and invest in these securities for the Fund, with the expectation that this "value discount" will narrow over time and thus provide capital appreciation for the Fund.

               Normally, the Fund will invest at least 65% of its assets in common stocks and convertible securities of small companies with stock market capitalizations under $750,000,000 at the time of investment. The remainder of its assets may be invested in securities of companies with higher stock market capitalizations and non-convertible preferred stocks and debt securities.


INVESTMENT
RISKS

The Fund is
subject
to certain
investment
risks

           As a mutual fund investing primarily in common stocks and/or securities convertible into common stocks, the Fund is subject to market risk, that is, the possibility that common stock prices will decline over short or even extended periods. The Fund invests substantial portions of its assets in securities of small and/or micro-cap companies. Such companies may not be well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks.
           Accordingly, Quest's investment focus requires a long-term horizon, and the Fund should not be used to play short-term swings in the market.

           In addition, the Fund invests in micro-cap securities that are followed by relatively few securities analysts, with the result that there tends to be less publicly available information concerning the securities. The securities of these companies may have more limited trading volumes and be subject to more abrupt or erratic market movements than the securities of small-cap companies, and Quest may be required to deal with only a few market-makers when purchasing and selling these securities. Such companies also may have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. Thus, the Fund may involve considerably more risk than a mutual fund investing in the more liquid equity securities of companies traded on the New York or American Stock Exchanges.


INVESTMENT
LIMITATIONS

The Fund has
adopted certain
fundamental
limitations
             The Fund has adopted certain fundamental limitations, designed to reduce its exposure to specific situations, which may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the 1940 Act. These limitations are set forth in the Statement of Additional Information and provide, among other things, that the Fund will not:

             (a) invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S. Government;

             (b) invest more than 25% of its assets in any one industry; or

             (c) invest in companies for the purpose of exercising
                 control of management.

OTHER INVESTMENT
PRACTICES

             In addition to investing primarily in the equity and fixed income securities described above, the Fund may follow a number of additional investment practices.

Short-term fixed
income
securities
             The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities consist of United States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S. Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should the Fund implement a temporary investment policy, its investment objective may not be achieved.

   Securities
lending
             The Fund may lend up to 25% of its assets to qualified institutional investors for the purpose of realizing additional income. Loans of securities of the Fund will be collateralized by cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Lower-rated debt
securities

             The Fund may invest up to 35% of its assets in debt securities in the lowest category of investment grade debt. These bonds may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Fund may also invest no more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities, which are below investment grade.

Foreign
securities

             The Fund may invest up to 10% of its assets in debt and/or equity securities of foreign issuers. Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls. These securities may also be subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Fund.

Warrants, rights
and options

             The Fund may invest up to 5% of its total assets in warrants, rights and options.


MANAGEMENT OF
THE TRUST

Quest Advisory
Corp. is
responsible for
the management of
the Fund's portfolio

               The Trust's business and affairs are managed under the direction of its Board of Trustees. Quest, the Fund's investment adviser, is responsible for the investment of their assets, subject to the authority of the Board. Charles M. Royce, Quest's President, Chief Investment Officer and sole voting shareholder since 1972, is primarily responsible for managing the Funds' portfolios. He is assisted by Quest's investment staff, including W. Whitney George, Portfolio Manager and Managing Director, and by Jack E. Fockler, Jr., Managing Director. Quest is also the investment adviser to Pennsylvania Mutual Fund, PMF II, Royce Equity Income, Premier, Micro-Cap, Low-Priced Stock, Total Return, Global Services and GiftShares Funds, which are other series of the Trust, and to other investment and non-investment company accounts.


               As compensation for its services to the Fund, Quest is entitled to receive annual advisory fees, payable monthly from the assets of the Fund, of 1% of the first $50 million of the Fund's average net assets; .875% of the next $50 million of average net assets; and .75% of average net assets in excess of $100 million. For 1996, the fees paid to Quest by the Fund were .87% of its average net assets.

Brokerage
Allocation

               Quest selects the brokers who execute purchases and sales of the Fund's portfolio securities and may place orders with brokers who provide brokerage and research services to Quest. Quest is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

Distribution    Quest Distributors, Inc. ("QDI"), which is wholly-owned by
               Charles M. Royce, acts as distributor of the Fund's shares. Shares of the Fund are available through certain broker-dealers having agreements with QDI and, from time to time and in management's sole discretion, directly from the Fund. The Trust has adopted a distribution plan for the Fund pursuant to Rule 12b-1. The plan provides for payment to QDI of fees not to exceed 1% per annum of the Fund's average net assets, which may be used for payment of sales commissions and other fees to those broker-dealers who introduce investors to the Fund and various other promotional, sales-related and servicing costs and expenses. The fees payable by the Fund to QDI have been allocated between asset-based sales charges and personal service and/or account maintenance fees, so that not more than .25% per annum is payable as a personal service and/or account maintenance fee and not more than .75% per annum is payable as an asset-based sales charge. For 1996, the fees paid to QDI by the Fund were .67% of its average net assets.

GENERAL
INFORMATION

               The Royce Fund (the "Trust") is a Delaware business trust registered with the Securities and Exchange Commission as a diversified, open-end management investment company. It is the successor to a Massachusetts business trust established in October 1985 and merged into the Trust in June 1996. The Trustees have the authority to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these shares may be divided into an unlimited number of series and classes. Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

               Meetings of shareholders will not be held except as required by the 1940 Act or other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.

               The custodian for securities, cash and other assets of the Fund is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Fund's Transfer Agent. Coopers & Lybrand L.L.P. serves as independent accountants for the Fund.


DIVIDENDS,
DISTRIBUTIONS
AND TAXES

   The Fund pays
dividends and
capital gains
distributions
annually in
December

               The Fund pays dividends from net investment income (if any) and distributes its net realized capital gains annually in December. Dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder chooses otherwise.

               Shareholders will receive information annually as to the tax status of distributions made by the Fund for the calendar year. For Federal income tax purposes, all distributions by the Fund are taxable to shareholders when declared, whether received in cash or reinvested in shares. Distributions paid from the Fund's net investment income and short-term capital gains are taxable to shareholders as ordinary income dividends. A portion of the Fund's dividends may qualify for the corporate dividends-received deduction, subject to certain limitations. The portion of the Fund's dividends qualifying for such deduction is generally limited to the aggregate taxable dividends received by the Fund from domestic corporations.Distributions paid from long-term capital gains of the Fund are treated by a shareholder for Federal income tax purposes as long-term capital gains, regardless of how long the shareholder has held Fund shares.

               If a shareholder disposes of shares held for six months or less at a loss, such loss will be treated as a long-term capital loss to the extent of any long-term capital gains reported by the shareholder with respect to such shares. A loss realized on a taxable disposition of Fund shares may be disallowed to the extent that additional Fund shares are purchased (including by reinvestment of distributions) within 30 days before or after such disposition.

               The redemption of shares is a taxable event, and a shareholder may realize a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their account statements for use in determining their tax liability on a redemption.

               At the time of a shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains. A subsequent distribution of these amounts by the Fund will be taxable to the shareholder even though the distribution economically is a return of part of the shareholder's investment.

              The Fund is required to withhold 31% of taxable dividends, capital gain distributions and redemptions paid to non -corporate shareholders who have not complied with Internal Revenue Service taxpayer identification regulations. Shareholders may avoid this withholding requirement by certifying on the Account Application their proper Social Security or Taxpayer Identification Number and certifying that they are not subject to backup withholding.

               The discussion of Federal income taxes above is for general information only. The Statement of Additional Information includes a more detailed of Federal income tax aspects that may be relevant to a shareholder. Shareholders may also be subject to state and local taxes on income and any gains from their investment. Investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.

NET ASSET VALUE
PER SHARE

Net asset value
per share (NAV)
is determined each
day the New York
Stock Exchange
is open

               Shares are purchased and redeemed at their net asset value per share next determined after an order is received by the Fund's transfer agent or an authorized service agent or sub-agent.
               Net asset value per share is determined by dividing the total value of the Fund's investments plus cash and other assets, less any liabilities, by the number of outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business.

               In determining net asset value, securities listed on an exchange or the Nasdaq National Market System are valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.


                              SHAREHOLDER GUIDE

OPENING AN      New accounts can be opened by completing an Account
ACCOUNT AND    Application and returning it to a broker-dealer having an
PURCHASING     agreement with QDI.   If you need assistance with the Account
SHARES         Application or have any questions about the Fund, please call your financial consultant or call Investor Information at 1-800-221-4268. Note: For certain types of account registrations (e.g., corporations, partnerships, foundations, associations, other organizations, trusts or powers of attorney), please call Investor Information to determine if you need to provide additional forms with your application.

               Type of Account                              Minimum
               ---------------                              -------
               Regular accounts                             $2,000
               IRAs *                                          500
               Accounts established with Automatic             500
                Investment Plan or Direct Deposit Plan
               401(k) and 403(b)(7) accounts                   None

               * Separate forms must be used for opening IRAs or 403(b)(7) accounts; please call Investor Information if you need these forms.

               Subsequent investments may be made by mail ($50 minimum), telephone ($500 minimum), wire ($1,000 minimum) or Express Service (a system of electronic funds transfer from your bank account).
                                                   ADDITIONAL INVESTMENTS
                NEW ACCOUNT                          TO EXISTING ACCOUNTS
PURCHASING BY   Please include the amount of      Additional investments should
MAIL            your initial investment on        include the Invest-by-Mail
                the Account Application, make     remittance form attached to
   Complete and your check payable to The         your Fund account
sign the        Royce Fund, and forward           confirmation statements.
enclosed        through your financial            Please make your check
Account         consultant to:                    payable to The Royce Fund,
Application     The Royce Funds                  write your account number on
                P.O. Box 419012                  your check and, using the
                Kansas City, MO 64141-6012       return envelope provided,
                                                  mail to the address indicated
                                                  on the Invest-by-Mail form.

For express or  The Royce Funds                   All written requests should
registered      c/o National Financial Data       be mailed to one of the
mail,            Services                         addresses indicated for new
send to:        1004 Baltimore, 5th Floor         accounts.
                Kansas City, MO 64105

                                                  ADDITIONAL INVESTMENTS
                      NEW ACCOUNT                  TO EXISTING ACCOUNTS
PURCHASING BY   To open an account by             Subsequent telephone
TELEPHONE       telephone, your financial         purchases ($500 minimum) may
                consultant should call            also be made by calling
                Investor Information              Investor Information.  For
                (1-800-221-4268) before           all telephone purchases,
                4:00 p.m., Eastern time.          payment is due within three
                A confirming order number         business days and may be made
                for the purchase will be          by wire or personal, business
                provided.  This number            or bank check, subject to
                must be placed on the             collection.
                completed Account Application
                before mailing.  If a
                completed and signed Account
                Application is not received
                on an account opened by
                telephone, the account may
                be subject to backup
                withholding of Federal
                income taxes.



PURCHASING BY
WIRE

BEFORE WIRING:
For a new
account, please
contact Investor
Information at
1-800-221-4268

                Money should be wired to:
                 State Street Bank and Trust Company
                 ABA 011000028    DDA 9904-712-8
                 Ref: Royce Value Fund
                 Order Number or Account Number____________________ Account Name ____________________________________

               To ensure proper receipt, please be sure your bank includes the name of the Fund and your order number (for telephone purchases) or account number. If you are opening a new account, your financial consultant must call Investor Information to obtain an order number, and complete the Account Application and mail it to the "New Account" address above after completing the wire arrangement. Note: Federal Funds wire purchase orders will be accepted only when the Fund and its custodian are open for business.

PURCHASING BY
EXPRESS SERVICE

               Additional shares can be purchased automatically or at your discretion through the following options:

               EXPEDITED PURCHASE OPTION permits you, at your discretion, to transfer funds ($100 minimum and $200,000 maximum) from your bank account to purchase shares in your Royce Fund account by telephone or computer online access.

               AUTOMATIC INVESTMENT PLAN allows you to make regular, automatic transfers ($50 minimum) from your bank account to purchase shares in your Royce Fund account on the monthly or quarterly schedule you select.

               To establish the Expedited Purchase Option and/or Automatic Investment Plan, please provide the appropriate information on the Account Application and attach a voided check. We will send you a confirmation of Express Service activation.
               Please wait three weeks before using the service.

              To make an Expedited Purchase, other than through computer online access, please call Shareholder Services at 1-800-841-1180 before 4:00 p.m., Eastern time.

              PAYROLL DIRECT DEPOSIT PLAN AND GOVERNMENT DIRECT DEPOSIT PLAN let you have investments ($50 minimum) made from your net payroll or government check into your existing Royce Fund account each pay period. Your employer must have direct deposit capabilities through ACH (Automated Clearing House) available to its employees. You may terminate participation in these programs by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payments.

              To initiate a Direct Deposit Plan, you must complete an Authorization for Direct Deposit form which may be obtained from Investor Information by calling 1-800-221-4268.

Purchasing through
a Broker

              If you purchase shares of the Fund through a program of services offered or administered by a broker-dealer, financial institution or other service provider, you should read the program materials provided by the service provider, including information regarding fees which may be charged, in conjunction with this Prospectus. Certain shareholder servicing features of the Fund may not be available or may be modified in connection with the program of services offered. When shares of the Fund are purchased in this way, the service provider, rather than the customer, may be the shareholder of record of the shares. Certain broker-dealers and other service providers receive compensation from the Fund, QDI and/or Quest for providing such services.


CHOOSING A
DISTRIBUTION
OPTION
              You may select one of three distribution options:

              1. Automatic Reinvestment Option--Both net investment
                 income dividends and capital gains distributions will be reinvested in additional Fund shares. This option will be selected for you automatically unless you specify one of the other options.

              2. Cash Dividend Option--Your dividends will be paid in
                 cash and your capital gains distributions will be reinvested in additional Fund shares.

              3. All Cash Option--Both dividends and capital gains
                 distributions will be paid in cash.

              You may change your option by calling Shareholder Services at 1-800-841-1180.

IMPORTANT
ACCOUNT
INFORMATION

              The easiest way to establish optional services on your account is to select the options you desire when you complete your Account Application. If you want to add or change shareholder options later, you may need to provide additional information and a signature guarantee. Please call
              Shareholder Services at 1-800-841-1180 for further assistance.

Signature
Guarantees

              For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from banks, brokerage firms and any other guarantor that our transfer agent deems acceptable. A signature guarantee cannot be provided by a notary public.

Certificates  Certificates for whole shares will be issued upon request.
              If a certificate is lost, stolen or destroyed, you may incur an expense to replace it.

Telephone and
Online Access
Transactions

              Neither the Fund nor its transfer agent will be liable for following instructions communicated by telephone or computer online access that are reasonably believed to be genuine.
              The transfer agent uses certain procedures designed to confirm that telephone and computer online access instructions are genuine, which may include requiring some form of personal identification prior to acting on the instructions, providing written confirmation of the transaction and/or recording incoming telephone calls, and if it does not follow such procedures, the Fund or the transfer agent may be liable for any losses due to unauthorized or fraudulent transactions.

Nonpayment

             If your check or wire does not clear, or if payment is not received for any telephone or computer online access purchase, the transaction will be canceled and you will be responsible for any loss the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.

Trade Date for
Purchases

             Your TRADE DATE is the date on which share purchases are credited to your account. If your purchase is made by check, Federal Funds wire, telephone, computer online access or exchange and is received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time), your trade date is the date of receipt. If your purchase is received after the close of regular trading on the Exchange, your trade date is the next business day. Your shares are purchased at the net asset value determined on your trade date.

             In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Fund will accept only a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a United States correspondent bank.

             The Trust reserves the right to suspend the offering of Fund shares to new investors. The Trust also reserves the right to reject any specific purchase request.


REDEEMING
YOUR
SHARES

             You may redeem any portion of your account at any time. You may request a redemption in writing or by telephone.
             Redemption proceeds normally will be sent within two business days after the receipt of the request in Good Order.

REDEEMING BY
MAIL

             Redemption requests should be mailed to The Royce Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO 64141-6012. (For express or registered mail, send your request to The Royce Funds, c/o National Financial Data Services, 1004 Baltimore, 5th Floor, Kansas City, MO 64105.)

             The redemption price of shares will be their net asset value next determined after NFDS or an authorized service agent or sub-agent has received all required documents in Good Order.

Definition of
Good Order   GOOD ORDER means that the request includes the following:

             1. The account number and Fund name.
             2. The amount of the transaction (specified in dollars or
                shares).
             3. Signatures of all owners exactly as they are
                registered on the account.
             4. Signature guarantees if the value of the shares being
                redeemed exceeds $50,000 or if the payment is to be sent to an address other than the address of record or is to be made to a payee other than the shareholder.
             5. Certificates, if any are held.
             6. Other supporting legal documentation that might be
                required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

             If you have any questions about what is required as it pertains to your request, please call Shareholder Services at 1-800-841-1180.

REDEEMING BY
TELEPHONE

             Shareholders who have not established Express Service may redeem up to $50,000 of their shares by telephone, provided the proceeds are mailed to their address of record. If pre-approved, higher minimums may apply for institutional accounts. To redeem shares by telephone, you or your pre-authorized representative may call Shareholder Services at 1-800-841-1180. Redemption requests received by telephone prior to the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) are processed on the day of receipt; redemption requests received by telephone after the close of regular trading on the Exchange are processed on the business day following receipt.

             Telephone redemption service is not available for Trust-sponsored retirement plan accounts or if certificates are held. Telephone redemptions will not be permitted for a period of sixty days after a change in the address of record.
             See also "Important Account Information - Telephone and
             Online Access Transactions".


REDEEMING BY
EXPRESS
SERVICE

             If you select the Express Service Automatic Withdrawal option, shares will be automatically redeemed from your Fund account and the proceeds transferred to your bank account according to the schedule you have selected. You must have at least $25,000 in your Fund account to establish the Automatic Withdrawal option.

             The Expedited Redemption option lets you redeem up to $50,000 of shares from your Fund account by telephone and transfer the proceeds directly to your bank account. You may elect Express Service on the Account Application or call Shareholder Services at 1-800-841-1180 for an Express Service application.

IMPORTANT
REDEMPTION
INFORMATION

             If you are redeeming shares recently purchased by check, Express Service Expedited Purchase or Automatic Investment Plan, the proceeds of the redemption may not be sent until payment for the purchase is collected, which may take up to fifteen calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.


             If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail.
             It will be processed at the net asset value next determined after your request has been received by the transfer agent in Good Order. The Trust reserves the right to revise or terminate the telephone redemption privilege at any time.

             The Trust may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

             Although the Trust will normally make redemptions in cash, it may cause the Fund to redeem in kind under certain circumstances.

EARLY
REDEMPTION
FEE

             In order to discourage short-term trading, the Fund assesses an early redemption fee of 1% on redemptions of share purchases held for less than one year. Purchases of shares prior to July 1, 1996 are exempt from the fee. Redemption fees will be paid to the Fund, out of the redemption proceeds otherwise payable to the shareholder, to help offset transaction costs.

            The Fund will use the "first-in, first-out" (FIFO) method to determine the one-year holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of the share purchases held in the account. If this holding period is less than one year, the fee will be assessed. In determining "one year," the Fund will use the anniversary month of a transaction. Thus, shares purchased in October 1996, for example, will be subject to the fee if they are redeemed prior to October 1997. If they are redeemed on or after October 1, 1997, they will not be subject to the fee.

            No redemption fee will be payable on shares acquired through reinvestment, on an exchange into another Royce Fund or by shareholders who are (a) employees of the Trust, Quest, QDI or employees or representatives of broker-dealers having agreements with QDI, members of their immediate families or employee benefit plans for such individuals or entities; (b) current participants in an Automatic Investment Plan or an Automatic Withdrawal Plan; (c) certain Trust-approved Group Investment Plans and charitable organizations; (d) profit-sharing trusts, corporations or other institutional investors who are investment advisory clients of Quest; or (e) omnibus and other similar account customers of certain Trust-approved broker-dealers and other institutions.


MINIMUM ACCOUNT
BALANCE
REQUIREMENT

            Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to involuntarily redeem shares in any Fund account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment or, if an Automatic Investment Plan is discontinued before an account reaches the minimum initial investment that would otherwise be required, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would then have sixty days to increase your account balance before the account is liquidated. Proceeds would be promptly paid to the shareholder.


EXCHANGE
PRIVILEGE

            Exchanges between series of the Trust are permitted by telephone, computer online access or mail. An exchange is treated as a redemption and purchase; therefore, you could realize a taxable gain or loss on the transaction. Exchanges are accepted only if the registrations and the tax identification numbers of the two accounts are identical. Minimum investment requirements must be met when opening a new account by exchange, and exchanges may be made only for shares of a series then offering its shares for sale in your state of residence. The Trust reserves the right to revise or terminate the exchange privilege at any time.

TRANSFERRING
OWNERSHIP

            You may transfer the ownership of any of your Fund shares to another person by writing to: The Royce Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO 64141-6012. The request must be in Good Order (see "Redeeming Your Shares - Definition of Good Order"). Before mailing your request, please contact Shareholder Services (1-800-841-1180) for full instructions.


OTHER SERVICES

             For more information about any of these services, please call Investor Information at 1-800-221-4268.

Statements and
Reports

              A confirmation statement will be sent to you each time you have a transaction in your account, and an account statement is sent semi-annually. Shareholder reports are mailed semi-annually. To reduce expenses, only one copy of most shareholder reports may be mailed to a household. Please call Investor Information if you need additional copies.

Tax-sheltered
Retirement
Plans

              Shares of the Fund are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts (IRA's) for individuals and 403(b)(7) Plans for employees of certain tax-exempt organizations.

              These plans should be established with the Trust only after an investor has consulted with a tax adviser or attorney. Information about the plans and the appropriate forms may be obtained from Investor Information at 1-800-221-4268.




   THE ROYCE FUNDS                          THE ROYCE FUNDS
1414 Avenue of the Americas                 ---------------
New York, NY 10019
1-800-221-4268
funds@roycenet.com

INVESTMENT ADVISER
Quest Advisory Corp.
1414 Avenue of the Americas
New York, NY 10019
                                              ROYCE VALUE
DISTRIBUTOR                                      FUND
Quest Distributors, Inc.
1414 Avenue of the Americas
New York, NY 10019

TRANSFER AGENT
State Street Bank and Trust Company
c/o National Financial Data Services
P.O. Box 419012
Kansas City, MO 64141-6012
1-800-841-1180                                    PROSPECTUS
                                                APRIL 30, 1997
CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105

OFFICERS
   Charles M. Royce, President and Treasurer
Thomas R. Ebright, Vice President
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President
Daniel A. O'Byrne, Vice President and
  Assistant Secretary
John E. Denneen, Secretary



THE ROYCE FUNDS

ROYCE FINANCIAL SERVICES FUND

   PROSPECTUS --April 30, 1997

NEW ACCOUNT AND GENERAL INFORMATION: INVESTOR INFORMATION -- 1-800-221-4268

SHAREHOLDER SERVICES -- 1-800-841-1180 INVESTMENT ADVISOR SERVICES -- 1-800-33-ROYCE

                ROYCE FINANCIAL SERVICES FUND (the  "Fund")  seeks
INVESTMENT      long-term   capital   appreciation   by   investing
OBJECTIVE AND   primarily   in   common   stocks   and   securities
POLICIES        convertible   into  common  stocks   of   companies
                principally  engaged  in  the  financial   services
                business   sector.   The  Fund's   securities   are
                selected  on  a  value  basis.   There  can  be  no
                assurance that the Fund will achieve its objective.

                The Fund is a no-load series of The Royce Fund (the "Trust"), a diversified open-end management investment company. The Fund is one of twelve series of the Trust. This Prospectus relates to Royce Financial Services Fund only.


ABOUT THIS      This   Prospectus   sets   forth   concisely    the
PROSPECTUS      information  that you should know  about  the  Fund
                before  you  invest.   It should  be  retained  for
                future   reference.   A  "Statement  of  Additional
                Information," containing further information about the Fund and the Trust, has been filed with the Securities and Exchange Commission. The Statement is dated April 30, 1997 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust or calling Investor Information.


TABLE OF CONTENTS
                                  Page                                    Page
   Fund Expenses                    2      SHAREHOLDER GUIDE
Investment Performance              3      Opening an Account and
Investment Objective                3       Purchasing Shares              10
Investment Policies                 3      Choosing a Distribution Option  12
Investment Risks                    4      Important Account Information   12
Investment Limitations              6      Redeeming Your Shares           13
Management of the Trust             7      Exchange Privilege              15
General Information                 7      Transferring Ownership          16
Dividends, Distributions and Taxes  8      Other Services                  16
Net Asset Value Per Share           9


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND EXPENSES

The Fund is         The following table summarizes all expenses and
no-load and no      fees that you would incur as a shareholder of the Fund.
12b-1 fees are
being charged                  Shareholder Transaction Expenses
                               --------------------------------

                    Sales Load Imposed on Purchases ..............      None
                    Sales Load Imposed on Reinvested Dividends....      None
                    Deferred Sales Load...........................      None
                    Redemption  Fee -- on share purchases held for
                     1 year or more...............................      None
                    Early  Redemption  Fee -- on share purchases held
                     for less than 1 year.........................       1%

                                 Annual Fund Operating Expenses
                                 ------------------------------

                    Management Fees (after waivers).............        .00%
                    12b-1 Fees (after waivers)..................        .00%
                    Other Expenses..............................       1.99%
                                                                       -----
                    Total Operating Expenses....................       1.99%
                                                                       -----


                The purpose of the above tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund. Management Fees would be 1.00%, 12b-1 fees would be .25% and Total Operating Expenses would be 3.22% without the waivers of management fees by Quest Advisory Corp. ("Quest"), the Fund's investment adviser, and of the 12b-1 fees by Quest Distributors, Inc. ("QDI"), the Fund's distributor. Quest has voluntarily committed to reduce its management fees to the extent necessary to maintain annual Total Operating Expenses at or below 1.99% through December 31, 1997.

                The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

                             1 Year      3 Years
                             ------      -------
                              $20         $62

                THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


INVESTMENT      The  Fund may include in communications to  current
PERFORMANCE     or   prospective  shareholders  figures  reflecting
                total  return  over various time  periods.   "Total
Total return    return" is the rate of return on an amount invested
is the          in  the  Fund from the beginning to the end of  the
change in       stated  period.  "Average annual total  return"  is
value over      the  annual  compounded percentage  change  in  the
a given time    value  of  an amount invested in the Fund from  the
period,         beginning  until  the  end of  the  stated  period.
assuming        Total  returns  are  historical  measures  of  past
reinvestment performance and are not intended to indicate future of dividends performance. Total returns assume the reinvestment and capital of all net investment income dividends and capital
gains           gains  distributions.  The figures do  not  reflect
distributions   the  Fund's early redemption fee because  this  fee
                applies only to redemptions of share purchases held
                for   less   than  one  year.   Additionally,   the
                performance   of  the  Fund  may  be  compared   in
                publications  to  i)  the  performance  of  various
                indices   and   investments  for   which   reliable
                performance data is available and to ii) averages, performance rankings or other information prepared by recognized mutual fund statistical services.


INVESTMENT      Royce    Financial   Services   Fund's   investment
OBJECTIVE       objective  is  long-term capital appreciation.   It
                seeks  to achieve this objective primarily  through
                investments   in   common  stocks  and   securities
                convertible   into  common  stocks   of   companies
                principally  engaged  in  the  financial   services
                business sector. There can be no assurance that the Fund will achieve its investment objective.

                The Fund's investment objective of long-term capital appreciation is fundamental and may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the Investment Company Act of 1940 (the "1940 Act").

INVESTMENT      Quest  uses a "value" method in managing the Fund's
POLICIES        assets.   In  its  selection  process,  Quest  puts
                primary  emphasis on the understanding  of  various
                internal   returns  indicative  of   profitability,
                balance   sheet   quality,  cash  flows   and   the
The Fund        relationships that these factors have to the  price
invests on a    of a given security.
value basis
                Quest's  value method is based on its  belief  that
                the  securities of certain companies may sell at  a
                discount  from  its  estimate  of  such  companies'
                "private  worth",  that is,  what  a  knowledgeable
                buyer  would  pay  for the entire  company.   Quest
                attempts to identify and invest in these securities for the Fund, with the expectation that this "value discount" will narrow over time and thus provide capital appreciation for the Fund.

The Fund        The  Fund  normally invests at  least  65%  of  its
invests         assets in the common stocks, securities convertible
primarily in    into  common  stocks and warrants of  domestic  and
financial       foreign  companies  "principally"  engaged  in  the
services        financial  services business sector.  The financial
companies       services  business  sector may include:  commercial
                and    industrial   banks,   savings    and    loan
                associations,  consumer  and  industrial   finance,
                leasing,     insurance,    securities    brokerage,
                investment  management, companies that serve  these
                industries, and other industries as Quest may  from
                time  to  time  determine to be  in  the  financial
                services  business sector. For these  purposes,   a
                company is deemed to be principally engaged in  the
                financial services business sector if at least  50%
                of  its consolidated assets, revenues or net income
                are  committed  to, or are derived from,  financial
                services-related  activities,  or  if,   based   on
                available financial information, a question  exists
                whether  a  company meets one of  these  standards,
                Quest   determines  that  the  company's  principal
                activities  are   within  the  financial   services
                business sector.

Other           The assets of the Fund that are not required to  be
securities      invested  in the equity securities of domestic  and
                foreign  companies  principally  engaged   in   the
                financial services business sector may be  invested
                in  the common stocks, securities convertible  into
                common  stocks and warrants of domestic and foreign
                companies   engaged   in   non-financial   services
                industries and/or in the non-convertible  preferred
                stocks  and debt securities of domestic and foreign
                companies   engaged  in  service   or   non-service
                industries.

Other           The  Fund may also indirectly invest in the securities
investment      of domestic and foreign service and non-service companies
companies       by investing up to 20% of its assets in the securities of
                other investment companies that invest primarily in such companies. The other investment companies in which the Fund may invest may be domestic companies registered under the 1940 Act or foreign companies that are not so registered or otherwise regulated. They usually have their own management fees and expenses, and Quest will also earn its fee on Fund assets invested in such other companies, which would result in a duplication of fees to the extent of any such investment. However, Quest will waive its management fee on any Fund assets invested in other open-end investment companies, and no sales charge will be incurred on such an investment.



INVESTMENT      As  a  mutual  fund investing primarily  in  common
RISKS           stocks   and  securities  convertible  into  common
                stocks, the Fund is subject to market risk --  that
The Fund is is, the possibility that common stock prices will subject to decline over short or even extended periods.
certain         Because  of  Quest's  value method,  the  Fund  may
investment      invest   in  securities  of  companies  that   have
risks           cyclical, static or only moderate growth prospects.
                Quest's investment method requires a long-term investment horizon, and the Fund should not be used to play short-term swings in the market or as a complete investment program.

Financial       Many  financial services industries are subject  to
service         extensive governmental regulation.  This may  limit
companies are   both  the  amounts  and types of  loans  and  other
subject to financial commitments that banks, broker-dealers certain risks and insurance companies are permitted to make, and,
risks           in  the case of banks and insurance companies,  the
                interest,  fees and premiums they are permitted  to
                charge.    Insurance  companies  are   particularly
                subject  to rate setting, potential anti-trust  and
                tax  law  changes  and  industry-wide  pricing  and
                competition   cycles  and  may   be   affected   by
                catastrophes  and/or reinsurance carrier  failures.
                Also,  the profitability of many types of financial
                service  companies  is  largely  dependent  on  the
                availability  and  cost of capital  funds  and  may
                fluctuate significantly when interest rates change.
                General  economic conditions are important  to  the
                operation of most financial services companies, and
                credit losses resulting from financial difficulties
                of  borrowers may negatively impact some  of  them.
                Changes   in   regulations,  brokerage   commission
                structure   and   securities   market   activities,
                together  with the leverage and trading  strategies
                employed  by  broker-dealers and investment  banks,
                may  produce  erratic returns for them  over  time.
                Finally, most types of financial services companies
                are   subject  to  substantial  price   and   other
                competition.

                Prices of the securities of domestic and foreign financial services companies may be more volatile than those of more broadly diversified investments, and the Fund's performance will be tied to the financial services business sector in particular and the United States and world economies in general. The securities of financial services companies may react similarly to market conditions.

Foreign         Up  to  25% of the Fund's assets, measured  at  the
securities      time  of  purchase,  may  be  invested  in  foreign
                securities.  American Depositary Receipts  ("ADRs")
                are  not subject to this 25% limitation.  ADRs  are
                certificates  held in trust by a  bank  or  similar
                financial   institution  evidencing  ownership   of
                shares of a foreign-based issuer.  Designed for use
                in  U.S.  securities markets, ADRs are alternatives
                to   the   purchase   of  the  underlying   foreign
                securities   in   their   national   markets    and
                currencies.

                The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of the foreign securities it purchases, and its foreign investments may be adversely affected by changes in foreign currency rates. Consequently, the risks associated with such investments may be greater than if the Fund did engage in foreign currency transactions for hedging purposes. Foreign investments may also be adversely affected by exchange control regulations, if any, in such foreign markets, and the Fund's ability to make certain distributions necessary to maintain eligibility as a regulated investment company and avoid the imposition of income and excise taxes may to that extent be limited.

                There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Foreign securities may be less liquid and may be subject to greater price volatility than domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of the Fund's portfolio. Foreign investments may also be subject to local economic and political risks, political instability and possible nationalization of issuers or expropriation of their assets, which might adversely affect the Fund's ability to realize on its investment in such securities. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

                Income earned or received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Any such taxes paid by the Fund will reduce its cash available for distribution to shareholders. The Fund is required to calculate its distributable income and capital gains for U.S. Federal income tax purposes by reference to the U.S. dollar. Fluctuations in applicable foreign currency exchange rates may cause the Fund's distributable income and capital gains for U.S. Federal income tax purposes to differ from the value of its investments calculated by reference to foreign currencies. If the Fund invests in stock of a so-called passive foreign investment company, the Fund may make certain elections that will affect the calculation of its net investment income and capital gains.

INVESTMENT      The    Fund   has   adopted   certain   fundamental
LIMITATIONS     limitations,  designed to reduce  its  exposure  to
                specific  situations,  which  may  not  be  changed
The  Fund has   without   the  approval  of  a  majority   of   its
adopted         outstanding voting shares, as that term is  defined
certain         in  the 1940 Act.  These limitations are set  forth
fundamental in the Statement of Additional Information and limitations provide, among other things, that the Fund will not:

                (a) with respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S. Government;

                (b) invest more than 25% of its assets in any one industry; or

                (c) invest in companies for the purpose of exercising control of management.

                The 1940 Act contains certain limitations applicable to the Fund's investments in the securities of a company that is a broker, a dealer, an underwriter, an investment adviser registered under the Investment Advisers Act of 1940 or an investment adviser to an investment company. These limitations are set forth in the Statement of Additional Information.

OTHER           In addition to investing primarily in the equity and fixed
INVESTMENT      income securities described above, the Fund may follow  a
PRACTICES       number of additional investment practices.

Restricted and  The Fund will not invest more than 15% of its net assets in
illiquid        illiquid securities, including those restricted securities
securities      that are illiquid.

                Restricted securities are securities which, if publicly sold, might cause the Fund to be deemed an "underwriter" under the Securities Act of 1933 (the "1933 Act") or which are subject to contractual restrictions on resale. Restricted securities which the Fund may purchase include securities which have not been registered under the 1933 Act, but are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. Investing in Rule 144A securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. For more information concerning Rule 144A securities, see "Investment Policies and Restrictions " in the Statement of Additional Information.

Short-term      The Fund may invest in short-term fixed income securities for
fixed income    temporary defensive purposes, to invest uncommitted cash
securities      balances or to maintain liquidity to meet shareholder
                redemptions. These securities consist of United States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S. Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should the Fund implement a temporary investment policy, its investment objective may not be achieved.

Securities      The Fund may lend up to 25% of its assets to qualified
lending         institutional investors for the purpose of realizing
                additional income. Loans of securities of the Fund will be collateralized by cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Lower-rated     The Fund may invest no more than 5% of its net assets in
debt securities lower-rated (high-risk) non-convertible debt securities, which are below investment grade. The Fund does not expect to invest in debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or CCC by Standard & Poor's
                Corp. or, if unrated, determined to be of comparable quality.

Warrants, rights  The Fund may invest up to 5% of its total assets in
and options       warrants, rights and options.




MANAGEMENT OF      The  Trust's business and affairs are managed under
THE TRUST       the direction of its Board of Trustees.  Quest, the
                Fund's  investment adviser, is responsible for  the
Quest Advisory  investment   of  their  assets,  subject   to   the
Corp. is        authority of the Board.   Charles M. Royce, Quest's
responsible for President, Chief Investment Officer and sole voting
management of   shareholder  since  1972, is primarily  responsible
the Fund's      for managing the Funds' portfolios.  He is assisted
portfolio       by  Quest's investment staff, including W.  Whitney
                George,  Portfolio  Manager and Managing  Director,
                and  by  Jack E.  Fockler, Jr., Managing  Director.
                Quest   is   also   the   investment   adviser   to
                Pennsylvania  Mutual,   Royce  Premier,  Micro-Cap,
                Equity  Income,   Low-Priced Stock,  Total  Return,
                Global Services, Value and GiftShares Funds and PMF
                II,  which  are other series of the Trust,  and  to
                other   investment   and   non-investment   company
                accounts.

                As compensation for its services to the Fund, Quest is entitled to receive annual advisory fees of 1.0% of the average net assets of the Fund. These fees are payable monthly from the assets of the Fund and are higher than those paid by most other mutual funds with a similar investment objective.

                Quest selects the brokers who execute the purchases and sales of the Fund's portfolio securities and may place orders with brokers who provide brokerage and research services to Quest. Quest is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

                Quest Distributors, Inc. ("QDI"), which is wholly-owned by Charles M. Royce, acts as distributor of
                the  Fund's  shares.   The  Trust  has  adopted   a
                distribution plan for the Fund pursuant to Rule 12b-
                1. The plan provides for payment to QDI of .25% per annum of the average net assets of the Fund, which may be used for payment of sales commissions and other fees to those who introduce investors to the Fund and for various other promotional, sales-related and servicing costs and expenses. QDI has voluntarily committed to waive its fees through April 30, 1998.



GENERAL         The Royce Fund (the "Trust") is a Delaware business
INFORMATION     trust,  registered with the Securities and Exchange
                Commission  as  a  diversified open-end  management
                investment  company.   It is  the  successor  to  a
                Massachusetts business trust established in October
                1985  and merged into the Trust in June 1996.   The
                Trustees  have the authority to issue an  unlimited
                number  of  shares of beneficial interest,  without
                shareholder  approval,  and  these  shares  may  be
                divided  into  an unlimited number  of  series  and
                classes.  Shareholders are entitled to one vote per
                share.  Shares  vote by individual  series  on  all
                matters,  except  that  shares  are  voted  in  the
                aggregate   and  not  by  individual  series   when
                required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

                Meetings of shareholders will not be held except as required by the 1940 Act or other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.


                The custodian for the securities, cash and other assets of the Fund is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Fund's transfer agent. Coopers & Lybrand, L.L.P. serves as independent accountants for the Fund.



DIVIDENDS,      The Fund pays dividends from net investment income (if any)
DISTRIBUTIONS   and distributes its net realized capital gains annually in
AND TAXES       December.  Dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder chooses otherwise.

The Fund pays    Shareholders receive information annually as to the tax status
dividends and   of distributions made by the Fund for the calendar year.  For
capital         Federal income tax purposes, all distributions by the Fund are
gains           taxable to shareholders when declared, whether received in cash
annually in     or reinvested in shares.  Distributions paid from the Fund's
December        net investment income and short-term capital gains are taxable to shareholders as ordinary income dividends. A portion of the Fund's dividends may qualify for the corporate dividends received deduction, subject to certain limitations. The portion of the Fund's dividends qualifying for such deduction is generally limited to the aggregate taxable dividends received by the Fund from domestic corporations. Distributions paid from long-term capital gains of the Fund are treated by a shareholder for Federal income tax purposes as long-term capital gains, regardless of how long the shareholder has held Fund shares.

                If a shareholder disposes of shares held for six months or less at a loss, such loss is treated as a long-term capital loss to the extent of any long-term capital gains reported by the shareholder with respect to such shares. A loss realized on a taxable disposition of Fund shares may be disallowed to the extent that additional Fund shares are purchased (including by reinvestment of distributions) within 30 days before or after such disposition.

                The redemption of shares is a taxable event, and a shareholder may realize a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their account statements for use in determining their tax liability on a redemption.

                At the time of a shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains. A subsequent distribution of these amounts by the Fund will be taxable to the shareholder even though the distribution economically is a return of part of the shareholder's investment.

                The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to non-corporate shareholders who have not complied with Internal Revenue Service taxpayer identification regulations. Shareholders may avoid this withholding requirement by certifying on the Account Application their proper Social Security or Taxpayer Identification Number and that they are not subject to backup withholding.

                The discussion of Federal income taxes above is for general information only. The Statement of Additional Information includes a more detailed description of Federal income tax aspects that may be relevant to a shareholder. Shareholders may also be subject to state and local taxes on income and any gains from their investment. Investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.


NET ASSET       Fund shares are purchased and redeemed at their net
VALUE           asset  value  per  share next determined  after  an
PER SHARE       order  is received by the Fund's transfer agent  or
                an  authorized  service agent  or  sub-agent.   Net
Net asset       asset value per share is determined by dividing the
value per       total  value  of the Fund's investments  and  other
share (NAV) is  assets,  less  any liabilities, by  the  number  of
determined      outstanding  shares of the Fund.  Net  asset  value
each day the    per  share  is calculated at the close  of  regular
New York Stock trading on the New York Stock Exchange on each day Stock Exchange the Exchange is open for business.
is open
                In determining net asset value, securities listed on an exchange or the Nasdaq National Market System are valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.


                        SHAREHOLDER GUIDE

OPENING AN The Fund's shares are offered on a no-load basis. ACCOUNT AND New accounts (other than IRA or 403(b)(7) accounts) PURCHASING can be opened either by mail, by telephone or by
SHARES          wire. An Account Application must be completed  and
                returned,  regardless of the method  selected.   If
                you need assistance with the Account Application or
                have  any  questions about the  Fund,  please  call
                Investor Information at 1-800-221-4268.  Note:  For
                certain  types  of  account  registrations   (e.g.,
                corporations,      partnerships,       foundations,
                associations, other organizations, trusts or powers of attorney), please call Investor Information to determine if you need to provide additional forms with your application.

                Type of Account                                 Minimum
                ---------------                                 -------
                Regular accounts                                $2,000
                IRAs *                                             500
                Accounts established with Automatic                500
                 Investment Plan or Direct Deposit Plan
                401(k) and 403(b)(7) accounts *                   None

                *  Separate forms must be used for opening IRAs  or
                403(b)(7)    accounts;   please    call    Investor
                Information if you need these forms.

                Subsequent investments may be made by mail ($50 minimum), telephone ($500 minimum), wire ($1,000 minimum) or Express Service (a system of electronic funds transfer from your bank account).



                                                 ADDITIONAL INVESTMENTS
                       NEW ACCOUNT                TO EXISTING ACCOUNTS
PURCHASING BY   Please    include    the        Additional investments
MAIL            amount  of your  initial        should include the Invest-
Complete  and   investment    on     the        by-Mail remittance form
sign      the   Account     Application,        attached to your Fund account
enclosed        make  your check payable        confirmation statements.
Account         to  The Royce Fund,  and        Please make your check
Application     mail to:                        payable to The Royce Fund,
                                                write your account number
                The Royce Fund                  on your check and, using
                P.O. Box 419012                 the return envelope provided,
                Kansas  City, MO  64141-6012    mail to the address indicated
                                                on the Invest-by-Mail form.

For   express   The Royce Funds                 All written requests should
or registered   c/o  National Financial         be mailed to one of the
mail, send to:   Data Services                  addresses indicated for new
mail,           1004   Baltimore, 5th Floor     accounts.
send to:        Kansas City, MO 64105

Purchasing By                                   ADDITIONAL INVESTMENTS
Telephone          NEW ACCOUNT                   TO EXISTING ACCOUNTS

                   To open an account by        Subsequent telephone
                   telephone, you should        purchases ($500 minimum)
                   call Investor Information    may also be made by calling
                   (1-800-221-4268) before      Investor Information. For all
                   4:00 p.m., Eastern time.     telephone purchases, payment
                   You will be given a          is due within three business
                   confirming order number      days and may be made by wire
                   for your purchase.  This     or personal, business or bank
                   number must be placed on     check, subject to collection.
                   your completed Account
                   Application before mailing.
                   If a completed and signed
                   Account Application is not
                   received on an account opened
                   by telephone, the account may
                   be subject to backup withholding
                   of Federal Income Taxes

PURCHASE BY WIRE  Money should be wired to:
                      State Street Bank and Trust Company
BEFORE WIRING:        ABA 011000028  DDA 9904-712-8
For a new account,    Ref:  Royce Financial Services Fund
please contact        Order Number or Account Number ___________________
Investor Information  Account Name _____________________________________
at 1-800-221-4268

                      To ensure proper receipt, please be sure your bank includes the name of the Fund and your order number (for telephone purchases) or account number. If you are opening a new account, you must call Investor Information to obtain an order number, and complete the Account Application and mail it to the "New Account" address above after completing your wire arrangement. Note: Federal Funds wire purchase orders will be accepted only when the Fund and its custodian are open for business.


PURCHASING BY   You  can  purchase shares automatically or at  your
EXPRESS         discretion through the following options:
SERVICE
                EXPEDITED PURCHASE OPTION permits  you,  at  your
                discretion,  to  transfer funds ($100  minimum  and
                $200,000   maximum)  from  your  bank  account   to
                purchase shares in your Royce Fund account by telephone or computer online access.

                AUTOMATICE INVESTMENT PLAN  allows  you  to   make
                regular, automatic transfers ($50 minimum) from your bank account to purchase shares in your Royce Fund account on the monthly or quarterly schedule you select.

                To establish the Expedited Purchase Option and/or Automatic Investment Plan, please provide the appropriate information on the Account Application and ATTACH A VOIDED CHECK. We will send you a confirmation of Express Service activation. Please wait three weeks before using the service.

                To make an Expedited Purchase, other than through computer online access, please call Shareholder Services at 1-800-841-1180 before 4:00 p.m.,
                Eastern time.

                PAYROLL DIRECT DEPOSIT PLAN AND GOVERNMENT DIRECT DEPOSIT PLAN let you have investments ($50 minimum) made from your net payroll or government check into your existing Royce Fund account each pay period. Your employer must have direct deposit capabilities through ACH (Automated Clearing House) available to its employees. You may terminate participation in these programs by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payments.

                To initiate a Direct Deposit Plan, you must complete an Authorization for Direct Deposit form which may be obtained from Investor Information by calling 1-800-221-4268.



CHOOSING A      You may select one of three distribution options:
DISTRIBUTION
OPTION          1. Automatic   Reinvestment   Option--Both   net
                   investment income dividends and capital gains distributions will be reinvested in additional Fund shares. This option will be selected for you automatically unless you specify one of the other options.

                2. Cash  Dividend Option--Your dividends will  be
                   paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

                3. All  Cash  Option--Both dividends and  capital
                   gains distributions will be paid in cash.

                You may change your option by calling Shareholder Services at 1-800-841-1180.



IMPORTANT       The  easiest way to establish optional services  on
ACCOUNT         your  account is to select the options  you  desire
INFORMATION     when you complete your Account Application.  If you
                want to add or change shareholder options later, you may need to provide additional information and a signature guarantee. Please call Shareholder
                Services at 1-800-841-1180 for further assistance.

Signature       For  our  mutual  protection,  we  may  require   a
Guarantees      signature  guarantee on certain written transaction
                requests.   A  signature  guarantee  verifies   the
                authenticity of your signature and may be  obtained
                from banks, brokerage firms and any other guarantor
                that  our  transfer  agent  deems  acceptable.    A
                signature guarantee cannot be provided by a notary public.

Certificates    Certificates for whole shares will be  issued  upon
                request.   If  a  certificate is  lost,  stolen  or
                destroyed, you may incur an expense to replace it.

Purchases       If  you  purchase  shares of  the  Fund  through  a
Through         program  of services offered or administered  by  a
Service         broker-dealer,  financial  institution   or   other
Providers       service  provider,  you  should  read  the  program
                materials   provided  by  the   service   provider,
                including information regarding fees which  may  be
                charged,   in  conjunction  with  this  Prospectus.
                Certain shareholder servicing features of the  Fund
                may  not  be  available  or  may  be  modified   in
                connection  with  the program of services  offered.
                When  shares of the Fund are purchased in this way,
                the service provider, rather than the customer, may
                be  the shareholder of record of the shares.   QDI,
                Quest  and/or the Fund may pay fees to unaffiliated
                broker-dealers,  financial  institutions  or  other
                service  providers who introduce investors  to  the
                Fund and/or provide certain administrative services
                to   those   of  their  customers  who   are   Fund
                shareholders.

Telephone and   Neither  the  Fund nor its transfer agent  will  be
Online Access liable for following instructions communicated by Transactions telephone or computer online access that are
                reasonably  believed to be genuine.   The  transfer
                agent  uses certain procedures designed to  confirm
                that   telephone   and   computer   online   access
                instructions   are  genuine,  which   may   include
                requiring  some  form  of  personal  identification
                prior  to  acting  on  the instructions,  providing
                written  confirmation  of  the  transaction  and/or
                recording incoming telephone calls, and if it  does
                not   follow  such  procedures,  the  Fund  or  the
                transfer agent may be liable for any losses due to unauthorized or fraudulent transactions.

Nonpayment      If your check or wire does not clear, or if payment is
                not received for any telephone or computer online access purchase, the transaction will be canceled and you will be responsible for any loss the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.

Trade Date for  Your trade date is the date on which share purchases are
Purchases       credited to your account. If your purchase is made by check,
                Federal Funds wire, telephone, computer online access or exchange and is received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time), your trade date is the date of receipt. If your purchase is received after the close of regular trading on the Exchange, your trade date is the next business day. Your shares are purchased at the net asset value determined on your trade date.


                In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Fund will accept only a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a United States correspondent bank.

                The Trust reserves the right to suspend the offering of Fund shares to new investors. The Trust also reserves the right to reject any specific purchase request.



REDEEMING       You  may redeem any portion of your account at  any
YOUR            time.   You may request a redemption in writing  or
SHARES          by telephone.  Redemption proceeds normally will be
                sent within two business days after the receipt of the request in Good Order.

REDEEMING BY    Redemption requests should be mailed to  The  Royce
MAIL            Funds,  c/o NFDS, P.O. Box 419012, Kansas City,  MO
                64141-6012. (For express or registered mail, send your request to The Royce Funds, c/o National
                Financial Data Services, 1004 Baltimore, 5th Floor,
                Kansas City, MO 64105.)

                The redemption price of shares will be their net asset value next determined after NFDS or an authorized service agent or sub-agent has received all required documents in Good Order.

DEFINITION OF   GOOD ORDER  means  that the request  includes  the
GOOD ORDER      following:

                1. The account number and Fund name.
                2. The  amount  of the transaction (specified  in
                   dollars or shares).
                3. Signatures of all owners exactly as  they  are
                   registered on the account.
                4. Signature  guarantees  if  the  value  of  the
                   shares being redeemed exceeds $50,000 or if the payment is to be sent to an address other than the address of record or is to be made to a payee other than the shareholder.
                5. Certificates, if any are held.
                6. Other  supporting  legal  documentation  that
                   might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

                If you have any questions about what is required as
                it   pertains   to   your  request,   please   call
                Shareholder Services at 1-800-841-1180.


REDEEMING BY    Shareholders  who  have  not  established   Express
TELEPHONE       Service  may  redeem up to $50,000  of  their  Fund
                shares  by  telephone, provided  the  proceeds  are
                mailed  to  their  address  of  record.   If   pre-
                approved,    higher   minimums   may   apply    for
                institutional  accounts.   To  redeem   shares   by
                telephone,     you     or    your    pre-authorized
                representative may call Shareholder Services at  1-
                800-841-1180.   Redemption  requests  received   by
                telephone prior to the close of regular trading on the New York Stock Exchange (generally 4:00 p.m.,
                Eastern  time) are processed on the day of receipt;
                redemption requests received by telephone after the close of regular trading on the Exchange are processed on the business day following receipt.

                Telephone redemption service is not available for Trust-sponsored retirement plan accounts or if certificates are held. TELPHONE REDEMPTIONS WILL NOT BE PERMITTED FOR A PERIOD OF SIXTY DAYS AFTER A
                CHANGE IN THE ADDRESS OF RECORD.   See   also
                "Important Account Information - Telephone and Online Access Transactions".



REDEEMING BY    If   you   select  the  Express  Service  AUTOMATIC
EXPRESS         WITHDRAWAL  option,  shares will  be  automatically
SERVICE         redeemed  from your Fund account and  the  proceeds
                transferred to your bank account according to the schedule you have selected. You must have at least
                $25,000 in your Fund account to establish the Automatic Withdrawal option.

                The EXPEDITED REDEMPTION option lets you redeem up to $50,000 of shares from your Fund account by telephone and transfer the proceeds directly to your bank account. You may elect Express Service on the Account Application or call Shareholder Services at 1-800-841-1180 for an Express Service application.

IMPORTANT       If  you are redeeming shares recently purchased  by
REDEMPTION check, Express Service Expedited Purchase or INFORMATION Automatic Investment Plan, the proceeds of the redemption may not be sent until payment for the purchase is collected, which may take up to fifteen calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

                If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be processed at the net asset value next determined after your request has been received by the transfer agent in Good Order. The Trust reserves the right to revise or terminate the telephone redemption privilege at any time.


                The Trust may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

                Although the Trust will normally make redemptions in cash, it may cause the Fund to redeem in kind under certain circumstances.



EARLY           In order to discourage short-term trading, the Fund
REDEMPTION      assesses   an  early  redemption  fee  of   1%   on
FEE             redemptions of share purchases held for  less  than
                one  year.   Redemption fees will be  paid  to  the
                Fund,  out  of  the  redemption proceeds  otherwise
                payable   to   the  shareholder,  to  help   offset
                transaction costs.

                The Fund will use the "first-in, first-out" (FIFO) method to determine the one-year holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of the share purchases held in the account. If this holding period is less than one year, the fee will be assessed. In determining "one year," the Fund will use the anniversary month of a transaction. Thus, shares purchased in October 1997, for example, will be subject to the fee if they are redeemed prior to October 1998. If they are redeemed on or after October 1, 1998, they will not be subject to the fee.

                No redemption fee will be payable on shares acquired through reinvestment, on an exchange into another Royce Fund or by shareholders who are (a) employees of the Trust or Quest or members of their immediate families or employee benefit plans for them, (b) current participants in an Automatic Investment Plan or an Automatic Withdrawal Plan,
                (c) certain Trust-approved Group Investment Plans and charitable organizations, (d) profit-sharing trusts, corporations or other institutional investors who are investment advisory clients of Quest or (e) omnibus or similar account customers of certain Trust-approved broker-dealers and other institutions.

MINIMUM         Due to the relatively high cost of maintaining smaller
ACCOUNT         accounts, the Trust reserves the right to involuntarily
BALANCE         redeem shares in any Fund account that falls below the
REQUIREMENT     minimum initial investment due to redemptions by the
                shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment or, if an Automatic Investment Plan is discontinued before an account reaches the minimum initial investment that would otherwise be required, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would then have sixty days to increase your account balance before the account is liquidated. Proceeds would be promptly paid to the shareholder.




EXCHANGE        Exchanges  between  series of the  Trust  and  with
PRIVILEGE       other   open-end  Royce  funds  are  permitted   by
                telephone,  computer online  access  or  mail.   An
                exchange  is treated as a redemption and  purchase;
                therefore, you could realize a taxable gain or loss
                on the transaction.  Exchanges are accepted only if
                the   registrations  and  the  tax   identification
                numbers of the two accounts are identical. Minimum investment requirements must be met when opening a new account by exchange, and exchanges may be made only for shares of a series or fund then offering its shares for sale in your state of residence.
                The Trust reserves the right to revise or terminate the exchange privilege at any time.



TRANSFERRING    You  may transfer the ownership of any of your Fund
OWNERSHIP       shares to another person by writing to:  The  Royce
                Funds,  c/o NFDS, P.O. Box 419012, Kansas City,  MO
                64141-6012.  The request must be in Good Order (see
                "Redeeming  Your  Shares  -  Definition   of   Good
                Order").   Before  mailing  your  request,   please
                contact Shareholder Services (1-800-841-1180) for full instructions.



OTHER           For  more  information about any of these services,
SERVICES        please call Investor Information at 1-800-221-4268.

Statements      A  confirmation statement will be sent to you  each
and             time  you  have a transaction in your  account  and
Reports         semi-annually.  Financial reports are mailed  semi-
                annually.   To reduce expenses, only  one  copy  of
                most  shareholder  reports  may  be  mailed  to   a
                household. Please call Investor Information if you need additional copies.

Tax-sheltered   Shares of the Fund are available for purchase in connection
Retirement      with certain types of tax-sheltered retirement plans,
Plans           including Individual Retirement Accounts (IRA's) for
                individuals and 403(b)(7) Plans for employees of certain tax-exempt organizations.

                These plans should be established with the Trust only after an investor has consulted with a tax adviser or attorney. Information about the plans and the appropriate forms may be obtained from Investor Information at 1-800-221-4268.



THE ROYCE FUNDS
---------------
1414 Avenue of the Americas
New York, NY 10019
1-800-221-4268
funds@roycenet.com                             THE ROYCE FUNDS
                                               ---------------

INVESTMENT ADVISER
Quest Advisory Corp.
1414 Avenue of the Americas
New York,  NY 10019                                ROYCE
                                             FINANCIAL SERVICES
DISTRIBUTOR                                         FUND
Quest Distributors, Inc.
1414 Avenue of the Americas               A NO LOAD MUTUAL FUND
New York,  NY 10019

TRANSFER AGENT
State Street Bank and Trust Company
c/o  National Financial Data Services
P.O. Box 419012
Kansas  City, MO 64141-6012
1-800-841-1180

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105

OFFICERS                                           PROSPECTUS
Charles M. Royce,                                APRIL 30, 1997
President and Treasurer
Thomas R. Ebright, Vice President
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President
Daniel A. O'Byrne, Vice President and
 Assistant Secretary
John E. Denneen, Secretary






                         THE ROYCE FUND
              STATEMENT OF ADDITIONAL INFORMATION

         THE ROYCE FUND (the "Trust"), a Delaware business trust, is a professionally-managed open-end registered investment company, which offers investors the opportunity to invest in twelve portfolios or series. One of the twelve series, Pennsylvania Mutual Fund, offers two classes of its shares, an Investment
Class   and  a  Consultant  Class.   Each  series  has   distinct
investment   objectives  and/or  policies,  and  a  shareholder's
interest is limited to the series in which the shareholder owns shares. The twelve series are:

     Pennsylvania Mutual Fund        Royce Value Fund
     Royce Premier Fund              Royce Total Return Fund
     Royce Micro-Cap Fund            Royce Global Services Fund
     Royce Equity Income Fund        PMF II
     Royce Low-Priced Stock Fund     Royce Financial Services Fund
     Royce GiftShares Fund           The REvest Growth & Income Fund

          This Statement of Additional Information relates to all of the series other than The REvest Growth & Income Fund (each a
"Fund" and collectively the "Funds"). REvest is covered by its own separate Statement of Additional Information.

      The Trust is designed for long-term investors, including those who wish to use shares of any Fund (other than Royce GiftShares Fund) as a funding vehicle for certain tax-deferred retirement plans (including Individual Retirement Account (IRA) plans), and not for investors who intend to liquidate their investments after a short period of time.

          This   Statement  of  Additional  Information  is  not   a
prospectus, but should be read in conjunction with the Trust's current Prospectuses dated April 30, 1997. Please retain this document for future reference. The audited financial statements and schedules of investments included in the Annual Reports to Shareholders of such Funds for the fiscal year or period ended
December  31,  1996  are incorporated herein  by  reference.   To
obtain an additional copy of the Prospectus or Annual or Semi-Annual Reports to Shareholders for any of these Funds, please call Investor Information at 1-800-221-4268.

INVESTMENT ADVISER                                              TRANSFER AGENT
Quest Advisory Corp. ("Quest")             State Street Bank and Trust Company
                                           c/o National Financial Data Services
DISTRIBUTOR                                                          CUSTODIAN
Quest Distributors, Inc. ("QDI")           State Street Bank and Trust Company

                               APRIL 30, 1997

                          TABLE OF CONTENTS


                           Page                                           Page
   INVESTMENT POLICIES AND               INDEPENDENT ACCOUNTANTS           22
 LIMITATIONS                  2          PORTFOLIO TRANSACTIONS            23
RISK FACTORS AND SPECIAL                 CODE OF ETHICS AND RELATED
 CONSIDERATIONS               6          MATTERS                           25
MANAGEMENT OF THE TRUST      11          PRICING OF SHARES BEING OFFERED   25
PRINCIPAL HOLDERS OF SHARES  14          REDEMPTIONS IN KIND               26
INVESTMENT ADVISORY                      TAXATION                          26
 SERVICESICES                17          DESCRIPTION OF THE TRUST          33
DISTRIBUTOR                  20          PERFORMANCE DATA                  35
CUSTODIAN                    22

              INVESTMENT POLICIES AND LIMITATIONS
      The following investment policies and limitations supplement those set forth in the Funds' Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

      A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting their Fund.

     No Fund may, as a matter of fundamental policy:

          1.   Issue any senior securities;

          2. Purchase securities on margin or write call options on its portfolio securities;

          3.   Sell securities short;

          4. Borrow money, except that each of the Funds may borrow money from banks as temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund's total assets;

          5.   Underwrite the securities of other issuers;

          6. Invest more than 10% of its total assets in the securities of foreign issuers (except for Royce Global Services Fund, which is not subject to any such limitation, and for PMF II and Royce Financial Services Funds, which may invest up to 25% of their respective total assets in such securities );

          7. Invest in restricted securities (except for Royce Global Services Fund, PMF II and Royce Financial Services Fund, which each may invest up to 15% of its net assets in illiquid securities, including restricted securities) or in repurchase agreements which mature in more than seven days;

          8. Invest more than 10% (15% for Royce Global Services Fund, PMF II and Royce Financial Services Fund) of its assets in securities
               without                               readily
               available market quotations (i.e., illiquid securities)(except for Pennsylvania Mutual Fund, which is not subject to any such limitation);

          9. Invest, with respect to Royce Value and Royce Equity Income Funds, more than 5% of such Fund's assets in the securities of any one issuer (except U.S. Government securities) or, with respect to 75% of the other Funds' total assets, more than 5% of such Fund's assets in the securities of any one issuer (except U.S. Government securities);

          10. Invest more than 25% of its assets in any one industry;

          11.  Acquire  (own,  in the case  of  Pennsylvania
               Mutual Fund) more than 10% of the outstanding voting securities of any one issuer;

          12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

          13. Purchase or sell commodities or commodity contracts;

          14. Make loans, except for purchases of portions of issues of publicly- distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

          15.  Invest  in  companies  for  the  purpose   of
               exercising control of management;

          16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts;

          17. Invest in the securities of other investment companies (except for Pennsylvania Mutual Fund, Royce Global Services Fund, PMF II and Royce Financial Services Fund, which may invest in the securities of other investment companies to the extent permitted by the 1940
               Act); or

          18. Invest more than 5% of its total assets in warrants, rights and options (except for Pennsylvania Mutual Fund, which may not purchase any warrants, rights or options).

     NO FUND MAY, AS A MATTER OF OPERATING POLICY:


           1.  Invest  more than 5% of  its  net
               assets   in   lower-rated  (high-risk)   non-
               convertible debt securities; or

           2.  Enter  into repurchase agreements
               with any party other than the custodian of its assets or having a term of more than seven days.



PENNSYLVANIA MUTUAL FUND
PMF II

         Pennsylvania Mutual Fund and PMF II may each invest up to 25% of the value of their total assets in the securities of other investment companies (open or closed-end) and up to
5% of their total assets in the securities of any one other investment company. All such securities must be acquired in the open market, in transactions involving no commissions or discounts to a sponsor or dealer (other than customary brokerage commissions). The issuers of such securities are not required to redeem them in an amount exceeding 1% of such issuers' total outstanding securities during any period of less than thirty days, and Pennsylvania Mutual Fund and PMF II will vote all proxies with respect to such securities in  the same proportion as the vote of all other holders  of
such  securities.   Except for cash collateral  received  in
connection with their securities lending activities and invested in the money market funds of their custodian bank, neither Pennsylvania Mutual Fund nor PMF II has any current intention of investing in the securities of any open-end investment companies.


ROYCE GLOBAL SERVICES FUND
ROYCE FINANCIAL SERVICES FUND

     Global Services and Financial Services Funds may invest in the securities of a company that is engaged in securities related activities as a broker, a dealer, an underwriter, an investment adviser registered under the Investment Advisers Act of 1940 or an investment adviser to an investment company, subject to the following limitations in the case of a company that, in its most recent fiscal year, derived more than 15% of its gross revenues from such activities:

     (a) The purchase cannot cause more than 5% of the Fund's assets to be invested in the securities of the company;

     (b) For an equity security, the purchase cannot result in the Fund owning more than 5% of the company's outstanding securities of that class; and

     (c) For a debt security, the purchase cannot result in the Fund owning more than 10% of the principal amount of the company's outstanding debt securities.

      In applying the gross revenues test, a company's gross revenues from its own securities related activities and from its ratable share of the securities related activities of enterprises of which it owns 20% or more of the voting or equity interest are considered in determining the degree to which the company is engaged in securities related activities. The limitations apply only at the time of the Fund's purchase of the securities of such a company. When Quest is considering purchasing or has purchased warrants or convertible securities of a securities related business for the Fund, the required determination is made as though such warrants or conversion privileges had been exercised.

      Global Services and Financial Services Funds are not permitted to acquire a general partnership interest or a security issued by their investment adviser or principal underwriter or any affiliated person of their investment adviser or principal underwriter.

      Global Services and Financial Services Funds may each invest up to 20% of its assets in the securities of other investment companies, provided that (i) the Fund and all affiliated persons of the Fund do not invest in more than 3% of the total outstanding stock of any one such company and
(ii) the Fund does not offer or sell its shares at a public offering price which includes a sales load of more than 1 1/2%. (The 20% and 3% limitations do not apply to securities received as dividends, through offers of exchange or as a result of a reorganization, consolidation or merger.) The other investment company is not obligated to redeem those of its securities held by the Fund in an amount exceeding 1% of its total outstanding securities during any period of less than thirty days, and the Fund will be obligated to exercise voting rights with respect to any such security by voting the securities held by it in the same proportion as the vote of all other holders of the security.

         Global Services and Financial Services Funds do not currently intend to invest more than 5% of their assets in the securities of any one other investment company, to
purchase  securities of other investment companies   (except
in the open market where no commission other than the ordinary broker's commission is paid) or to purchase or hold securities issued by other open-end investment companies (except for cash collateral received in connection with their securities lending activities and invested in the money market funds of their custodian bank).

ROYCE GLOBAL SERVICES FUND
PMF II
ROYCE FINANCIAL SERVICES FUND

           Global Services Fund, PMF II and Financial Services Fund will not invest more than 15% of their net asets in illiquid securities, including those restricted securities that are illiquid. Illiquid securities include securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act") and other securities for
which   market   quotations  are  not   readily   available.
Securities  which  have  not  been  registered   under   the
Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

      A large institutional market has developed for certain securities that are not registered under the Securities Act, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          Rule   144A  under  the  Securities  Act  allows   an
institutional   trading  market  for  securities   otherwise
subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain
securities   to   qualified   institutional   buyers.     An
insufficient   number  of  qualified  institutional   buyers
interested in purchasing certain restricted securities  held
by   the   Funds,  however,  could  adversely  affect    the
marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at
reasonable  prices.   Rule 144A produces enhanced  liquidity
for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation.


            RISK FACTORS AND SPECIAL CONSIDERATIONS

FUNDS' RIGHTS AS STOCKHOLDERS

     As noted above, no Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Quest or the Board of Trustees determine that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Quest will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

      A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Quest and the Trust's Board of Trustees determine this to be in the best interests of a Fund's shareholders.

SECURITIES LENDING

      Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Quest's judgment, the consideration to be earned from such loans would justify the risk.

      Quest understands that it is the current view of the staff of the Securities and Exchange Commission that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.


LOWER-RATED (HIGH-RISK) DEBT SECURITIES

      Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's Corporation or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

      While the market for lower-rated (high-risk) corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield/high-risk bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated (high-risk) debt securities that defaulted rose significantly above prior levels.

      The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

      Since  the  risk of default is higher for  lower-rated
(high-risk) debt securities, Quest's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Quest will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Quest's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.


FOREIGN INVESTMENTS

      Except for Royce Global Services Fund, which is not subject to any such limitation, each Fund may invest up to 10% of its total assets (25% for PMF II and Financial Services Fund) in the securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies and of dividends and interest from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

      Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

      Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that Quest will be able to anticipate these potential events or counter their effects.

       The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

      American Depositary Receipts (ADRs) are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

     ADR facilities may be established as either unsponsored or sponsored. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.



REPURCHASE AGREEMENTS

      In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

      The Funds may engage in repurchase agreements with respect to any U.S. Government security. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.


WARRANTS, RIGHTS AND OPTIONS

      Each Fund, other than Pennsylvania Mutual Fund, may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

      The sale of warrants, right or options held for more than one year generally results in a long-term capital gain or loss to the Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P 600.

      Investing in warrants, rights and call options on a given security allows the Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit the Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits the Fund to incur additional risk and/or to hedge against risk.


PORTFOLIO TURNOVER

         For the year ended December 31, 1996 and the period from December 27, 1995 (commencement of operations) through
December   31,  1995,  Royce  GiftShares  Fund's   portfolio
turnover rates were 93% and 0%, respectively. The Fund's portfolio turnover rate for its start-up period in 1995 was zero because the Fund was then investing its initial cash and did not sell any portfolio securities during this period.

                             * * *

      Quest believes that Pennsylvania Mutual, Low-Priced Stock, Royce Value, Micro-Cap, GiftShares, Global Services, PMF II and Financial Services Funds are suitable for investment only by persons who can invest without concern for current income, and that such Funds and Royce Premier Fund are suitable only for those who are in a financial position to assume above-average investment risks in search for long-term capital appreciation.


                    MANAGEMENT OF THE TRUST

      The following table sets forth certain information as to each Trustee and officer of the Trust:



                                Position Held
Name, Address and Age           with the Trust                     Principal Occupations During Past 5 Years
---------------------           --------------                     -----------------------------------------
   Charles M. Royce* (57)       Trustee,                           President, Managing Director
1414 Avenue of the              President                          (since April 1997), Secretary, Treasurer
 Americas                       and Treasurer,                     sole director and
New York, NY 10019                                                 sole voting shareholder of Quest
                                                                   Advisory Corp. ("Quest"), the
                                                                   Trust's and its predecessors'
                                                                   principal investment adviser;
                                                                   Trustee, President and
                                                                   Treasurer of the Trust and its
                                                                   predecessors; Director,
                                                                   President and Treasurer of Royce
                                                                   Value Trust, Inc. ("RVT"), Royce
                                                                   Micro-Cap Trust, Inc. ("OTCM")
                                                                   (since September 1993) and,
                                                                   Royce Global Trust, Inc. ("RGT")
                                                                   (since October 1996), closed-end
                                                                   diversified management
                                                                   investment companies of which
                                                                   Quest is the investment adviser;
                                                                   Trustee, President and Treasurer
                                                                   of Royce Capital Fund ("RCF")
                                                                   (since December 1996), an open-
                                                                   end diversified management
                                                                   investment company of which
                                                                   Quest is the investment adviser
                                                                   (the Trust, RVT, OTCM, RGT and
                                                                   RCF collectively, "The Royce
                                                                   Funds"); Secretary and sole
                                                                   director and shareholder of
                                                                   Quest Distributors, Inc.
                                                                   ("QDI"), the distributor of the
                                                                   Trust's shares; and managing
                                                                   general partner of Quest
                                                                   Management Company ("QMC"), a
                                                                   registered investment adviser,
                                                                   and its predecessor.

Thomas R. Ebright*              Trustee                            Vice President of Quest; Trustee
*                               and Vice                           of  the Trust and one of its
(52)                            President                          predecessors ; Vice President of
50 Portland Pier,                                                  the Trust  and one of its
Portland, ME 04101                                                 predecessors; Director of RVT
                                                                   and, since September 1993, OTCM;
                                                                   Vice President since November
                                                                   1995 (President until October
                                                                   1995) and Treasurer of QDI;
                                                                   general partner of QMC and its
                                                                   predecessor until June 1994;
                                                                   President, Treasurer and a
                                                                   director and principal
                                                                   shareholder of Royce, Ebright &
                                                                   Associates, Inc., the investment
                                                                   adviser for a series of TRF
                                                                   since June 1994; director of
                                                                   Atlantic Pro Sports, Inc. and of
                                                                   the Strasburg Rail Road Co.
                                                                   since March 1993; and President
                                                                   and principal owner of Baltimore
                                                                   Professional Hockey, Inc. until
                                                                   May 1993.

Hubert L. Cafritz (73)          Trustee                            Financial consultant.
9421 Crosby Road
Silver Spring, MD 20910

Richard M. Galkin (58)          Trustee                            Private  investor and  President
5284 Boca Marina                                                   of Richard M. Galkin Associates,
Boca Raton, FL 33487                                               Inc., tele-communications
                                                                   consultants.

Stephen L. Isaacs (57)           Trustee                            President  of  The  Center   for
60 Haven Street, Fl. B-2                                            Health  and Social Policy  since
New York, NY 10032                                                  September  1996;  President   of
                                                                    Stephen  L.  Isaacs  Associates,
                                                                    Consultants;  and  Director   of
                                                                    Columbia  University Development
                                                                    Law    and    Policy    Program;
                                                                    Professor at Columbia University
                                                                    until August 1996.

William L. Koke (62)            Trustee                             Registered  investment   adviser
73 Pointina Road                                                    and   financial   planner   with
Westbrook, CT 06498                                                 Shoreline Financial Consultants.

David L. Meister (57)           Trustee                             Consultant to the communications
111 Marquez Place                                                   industry since January 1993; and
Pacific Palisades, CA 90272                                         Executive  officer  of   Digital
                                                                    Planet  Inc. from April 1991  to
                                                                    December 1992.

   Jack E. Fockler, Jr. (38)    Vice                                Managing  Director (since  April
1414 Avenue of the Americas     President                           1997) and Vice President (since
New York, NY 10019                                                  August  1993)  of Quest,  having
                                                                    been  employed  by  Quest  since
                                                                    October 1989; Vice President  of
                                                                    RGT  (since  October 1996),  RCF
                                                                    (since  December 1996)  and  the
                                                                    other  Royce Funds (since  April
                                                                    1995);  Vice  President  of  QDI
                                                                    (since   November   1995);   and
                                                                    general  partner  of  QMC  since
                                                                    July 1993.

   W. Whitney George *          Vice                                Managing  Director (since  April
(38)                            President                           1997)  and Vice President (since
1414 Avenue of the                                                  August  1993)  of Quest,  having
 Americas                                                           been  employed  by  Quest  since
New York, NY 10019                                                  October  1991; Trustee and  Vice
                                                                    President of RCF (since December
                                                                    1996);  Vice  President  of  RGT
                                                                    (since October 1996) and of  the
                                                                    other  Royce Funds (since  April
                                                                    1995);  and  general partner  of
                                                                    QMC  and  its predecessor  since
                                                                    January 1992.


   Daniel A. O'Byrne* (35)      Vice                                Vice  President of Quest  (since
1414 Avenue of the Americas     President                           May  1994), having been employed
New York, NY 10019              and                                 by Quest since October 1986; and
                                Assistant                           Vice  President  of  RGT  (since
                                Secretary                           October  1996),  of  RCF  (since
                                                                    December 1996) and of the  other
                                                                    Royce Funds (since July 1994).

   John  E. Denneen* (30)       Secretary                           Associate  General  Counsel  and
1414 Avenue of the Americas                                         Chief   Compliance  Officer   of
New York, NY 10019                                                  Quest    (since    May    1996);
                                                                    Secretary of RGT (since  October
                                                                    1996),  of  RCF (since  December
                                                                    1996)  and  of the  other  Royce
                                                                    Funds  (since  June  1996);  and
                                                                    Associate  of  Seward  &  Kissel
                                                                    from September 1992 to May 1996.
_______________________________________________________________________________

*An "interested person" of the Trust and/or Quest under
Section 2(a)(19) of the 1940 Act.

        All of the Trust's trustees, other than Messrs. Cafritz and Koke, are also directors/trustees of RVT, OTCM , RGT and RCF, except for Mr. Ebright, who is not a director of RGT or a trustee of RCF.

     The Board of Trustees has an Audit Committee, comprised of Hubert L. Cafritz, Richard M. Galkin, Stephen L. Isaacs, William L. Koke and David L. Meister. The Audit Committee is responsible for recommending the selection and nomination of independent auditors of the Funds and for conducting post-audit reviews of their financial conditions with such auditors.


         For the year ended December 31, 1996, the following trustees and affiliated persons of the Trust received compensation from the Trust and its predecessor and/or the other funds in the group of registered investment companies comprising The Royce Funds:



                       Aggregate
                       Compensation
                       From Trust         Pension or Retirement         Total Compensation
                       and its            Benefits Accrued As           from The Royce Funds
Name                   Predecessor        Part of Trust Expenses        paid to Trustee/Directors
----                   -----------        ----------------------        -------------------------
Hubert L. Cafritz       $ 25,750                  N/A                       $25,750
Trustee

Richard M. Galkin,        37,000                  N/A                        64,000
Trustee

Stephen L. Isaacs,        37,000                  N/A                        64,000
Trustee

William L. Koke,          25,750                  N/A                        25,750
Trustee

David L. Meister,         37,000                  N/A                        64,000
Trustee

John D. Diederich        107,075               $9,448                           N/A
Director of
 Operations

Howard J. Kashner         71,491                4,731                           N/A
General Counsel


                    PRINCIPAL HOLDERS OF SHARES

         As of April 1, 1997, the following persons were known to the Trust to be the record or beneficial owners of 5% or more of the outstanding shares of certain of its Funds:


                                          Number               Type of              Percentage of
Fund                                      of Shares            Ownership            Outstanding Shares
----                                      ---------            ---------            ------------------


Pennsylvania Mutual Fund
Laird Lorton Trust Company C/F            4,125,555             Record                  6.9%
Administrative Systems Inc.
Norton Building, 16th Floor
801 Second Avenue
Seattle, WA 98104-1509

Charles Schwab & Co., Inc.                8,884,371             Record                 14.8%
101 Montgomery Street
San Francisco, CA 94104

Royce Premier Fund
Charles Schwab & Co., Inc.               13,786,222             Record                 32.3%
101 Montgomery Street
San Francisco, CA 94104

Wheat First Securities Inc.               5,015,904             Record                 11.8%
Special Custody Account
FBO Fundsource
Attn. No Load Unit
P.O. Box 6540
Glen Allen, VA 23058-6540

Royce Equity Income Fund
Charles Schwab & Co., Inc.                2,124,753             Record                 36.8%
101 Montgomery Street
San Francisco, CA 94104

Royce Low-Priced Stock Fund
Andrew & Company                            140,781             Record                  5.4%
C/O Chase Manhattan Bank NA
1211 Avenue of the Americas
New York, NY 10036

Charles Schwab & Co., Inc.                  856,672             Record                 33.1%
101 Montgomery Street
San Francisco, CA 94104

Quest Management Company                    217,945             Record and              8.4%
8 Soundshore Drive                                              Beneficial
Greenwich, CT 06830

Fleet National Bank,                        209,922             Record                  8.1%
Custodian
FBO Brown University
One East Avenue
Rochester, NY 14638

Royce GiftShares Fund
W.  Whitney  George , Trustee               146,156             Record and             72.5%
The Royce 1992 GST Trust                                        Beneficial
1414 Avenue of the Americas
New York, NY 10019


Royal Total Return Fund
Charles Schwab & Co. Inc.                   509,246             Record                 20.3%
Attn. Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

FTC & Co..                                 233,051              Record                  8.9%
Datalynx #154
P.O. Box 173736
Denver, CO 80217-3736

National City Bank                         136,338              Record                  5.4%
FBO Scott F. Zimmerman
P.O. Box 94777
Cleveland, OH 44101

Royce Global Services Fund
Charles M. Royce                           145,868              Record and             45.5%
1414 Avenue of the Americas                                     Beneficial
New York, NY 10019

Integra Trust Company                       51,173              Record and             16.0%
  National Assn.                                                Beneficial
300 Fourth Avenue
Pittsburgh, PA 15278

Bruce Museum Inc.                           46,662              Record and             14.6%
Museum Drive                                                    Beneficial
Greenwich, CT 06830

PMF II
Charles Schwab & Co.Inc.                   624,784              Record                 18.2%
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

Steven F. Fischer &                        252,712              Record                  7.4%
Frederick C. Fisher Co.
TTEES U/A/D 1/1/76
Fischer Special Manufacturing
111 Industrial Road
Cold Spring, KY 41076-9020


         As of April 1, 1997, all of the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of Pennsylvania Mutual, Royce Premier, Equity Income and Value Funds, approximately 1.2%
of   the   outstanding  shares  of  Royce  Micro-Cap   Fund,
approximately 19.6% of the outstanding shares of Royce Low-Priced Stock Fund, approximately 72.6% of the outstandaing shares of Royce GiftShares Fund, approximately 1.1% of the outstanding shares of Royce Total Return Fund, approximately 52.1% of the outstanding shares of Royce Global Services Fund and approximately 2.9% of the outstandaing shares of PMF II.

         As  of  the  date  of  this  Statement  of  Additional
Information, Charles M. Royce owned 100% of the outstanding shares of Royce Financial Services Fund.


     INVESTMENT ADVISORY SERVICES

Services Provided by Quest

      As  compensation for its services under the Investment
Advisory Agreements with the Funds, Quest is entitled to receive the following fees:

                                             Percentage Per Annum
     Fund                                    of Fund's Average Net Assets
     ----                                    ----------------------------
     [S]                                     [C]
     Pennsylvania Mutual Fund                1.00% of first $50,000,000,
                                             .875% of next $50,000,000 and
                                             .75% of any additional average
                                               net assets
     Royce Premier Fund                      1.00%
     Royce Micro-Cap Fund                    1.50%
     Royce Equity Income Fund                1.00%
     Royce Low-Priced Stock Fund             1.50%
     Royce GiftShares Fund                   1.25%
     Royce Value Fund                        1.00% of first $50,000,000,
                                             .875% of next $50,000,000 and
                                             .75% of any additional
                                                average net assets
     Royce Total Return Fund                 1.00%
     Royce Global Services Fund              1.50%
     PMF II                                  1.00%
     Royce Financial Services Fund           1.00%


   Such fees are payable monthly from the assets of the Fund involved and, in the case of Pennsylvania Mutual Fund, are allocated between the Investment and Consultant Classes of its shares based on their relative net assets.

      Under the Investment Advisory Agreements, Quest (i) determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; (iii) furnishes, without expense to the Trust, the services of certain of its executive officers and full-time employees; and (iv) pays such persons' salaries and executive expenses and all expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

      The Trust pays all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees' fees; and brokerage commissions.

         For each of the three years ended December 31, 1994, 1995 and 1996, as applicable, Quest received advisory fees from the Funds (net of any amounts waived by Quest) and waived advisory fees payable to it, as follows:


                                Net Advisory Fees     Amounts
                                Received by Quest     Waived by Quest
                                -----------------     ---------------
    [S]                          [C]                  [C]
    Pennsylvania Mutual Fund
    ------------------------
     1994                        $   6,831,793        $      -
     1995                            5,361,354             88,173
     1996                            4,104,694            198,074


     Royce Premier Fund
     ------------------
     1994                        $   1,400,394        $      -
     1995                            2,603,445              6,279
     1996                            2,838,340             65,000

     Royce Micro-Cap Fund
     --------------------
     1994                        $    295,148         $    20,330
     1995                             804,905              14,047
     1996                           1,792,264              96,036


     Royce Equity Income Fund
     ------------------------
     1994                        $    820,662         $   53,626
     1995                             598,783             57,030
     1996                             360,791             25,696

     Royce Low-Priced Stock Fund
     ---------------------------
     1994                        $          0         $   15,727
     1995                               6,174             31,425
     1996                             122,045             51,828

     Royce GiftShares Fund
     ---------------------
     1995*                       $          0         $       86
     1996                                   0              7,866

     Royce Value Fund
     ----------------
     1994                        $  1,503,696         $       -
     1995                           1,424,451             16,222
     1996                           1,322,009                  -

     Royce Total Return Fund
     -----------------------
     1994                        $          0             10,506
     1995                              12,027              9,947
     1996                              12,189             28,758

     Royce Global Services Fund
     --------------------------
     1994**                      $          0          $     367
     1995                                   0            20, 261
     1996                                   0             29,185
__________
*     December  27,  1995 (commencement  of  operations)  to
December 31, 1995
**   December  15,  1994  (commencement  of  operations)  to
December 31, 1994


                                 Net Advisory Fees       Amounts
                                 Received by Quest       Waived by Quest
                                 -----------------       ---------------
     [S]                         [C]                        [C]
     PMF II
     ------
     1996***                     $         0                $ 12,215

________
***November   19,  1996  (commencement  of  operations)   to
December 31, 1996



                          DISTRIBUTOR

      QDI, the distributor of the shares of each Fund, has its office at 1414 Avenue of the Americas, New York, New York 10019. It was organized in November 1982 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

         As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, QDI is entitled to receive, for and from the assets of the Fund involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Pennsylvania Mutual Fund's Consultant Class and of Royce
Value Fund's respective average net assets and .25% per annum (consisting of an asset-based sales charge) of Royce
Low-Priced   Stock,  Total  Return,  Global   Services   and
Financial Services Funds' respective average net assets. Except to the extent that they may be waived by QDI, these
fees  are  not subject to any required reductions.   QDI  is
also entitled to receive the proceeds of any front-end sales loads that may be imposed on purchases of shares of Pennsylvania Mutual Fund's Consultant Class and Royce Value Fund and of any contingent deferred sales charges that may be imposed on redemptions of such shares. Pennsylvania Mutual Fund's Investment Class, Royce Premier, Micro-Cap, Equity Income and GiftShares Funds and PMF II do not pay any fees to QDI under the Distribution Agreement.

      Under the Distribution Agreement, QDI (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to QDI);
(iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds' prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of qualifying and maintaining the qualification of its shares for sale under the securities laws of the various states.

         The Trust entered into the Distribution Agreement with QDI pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets.
As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the shareholders of each Fund or class of shares that remains covered by the Plan and by the Trust's Board of Trustees (which also approved the Distribution Agreement pursuant to which the distribution fees are paid), including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

        In approving the Plan, the Trustees, in accordance with the requirements of Rule 12b-1, considered various factors
(including  the  amount  of  the  distribution   fees)   and
determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders or class of shareholders.

         The Plan may be terminated as to any Fund or class of shares by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or by vote of a majority of the outstanding voting securities of such Fund
or  class.   Any  change in the Plan that  would  materially
increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class;
otherwise,  the  Plan  may  be  amended  by  the   Trustees,
including a majority of the non-interested Trustees, as described above.

         The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days' written notice and without payment of any penalty by QDI, by the vote of a majority of the outstanding voting securities of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto.

         The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) either by the vote of a majority of the outstanding voting securities of the Fund or class of shares involved or by the vote of a majority of the entire Board of Trustees.

      While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

         For the year ended December 31, 1996, Royce Value Fund paid distribution fees to QDI of $1,013,215 (net of $505,034 waived by QDI -- 1% of its average net assets during such year before giving effect to such waiver and 0.67% of its average net assets after giving effect to such waiver). QDI spent the distribution fees paid to it by and the proceeds of  contingent  deferred sales charges released  to  it  for
Royce   Value  Fund  during  1996  primarily  to  compensate
introducing brokers.

      QDI has temporarily waived the distribution fees payable to it by Royce Low-Priced Stock, Total Return and Global Services Funds, PMF II and Royce Financial Services
Fund .

      No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement. Charles M. Royce, an interested person of the Trust, Quest and QDI, had such an interest.

         The benefits to Royce Value Fund included the receipt of net proceeds of $3,630,516 from sales of its shares during the fiscal year ended December 31, 1996. The value of shares redeemed by such Fund during such year aggregated $43,873.860.

     Under the Rules of Fair Practice of the NASD, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to QDI are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.


                           CUSTODIAN

     State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for the shares of each Fund, but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at 225 Franklin Street, Boston, Massachusetts 02107. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street's agent, National Financial Data Services, at 1004 Baltimore, Kansas City, Missouri 64105.

     State Street is responsible for the calculation of each
Fund's  daily  net  asset  value  per  share  and  for   the
maintenance of its portfolio and general accounting records and also provides certain shareholder services.


                    INDEPENDENT ACCOUNTANTS

      Coopers  & Lybrand L.L.P., whose address is  One  Post
Office   Square,  Boston,  Massachusetts   02109,  are   the
independent accountants of the Trust.

                    PORTFOLIO TRANSACTIONS

         Quest is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio
securities.   No broker is selected to effect  a  securities
transaction for a Fund
unless such broker is believed by Quest to be capable of obtaining the best price and execution for  the  security involved in the transaction.  In addition
to   considering  a  broker's  execution  capability,  Quest
generally considers the brokerage and research services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to  other  securities.  Such services  may  include  general
economic   research,  market  and  statistical  information,
industry  and  technical  research,  strategy  and   company
research  and performance measurement and may be written  or
oral.   Quest  determines  the  overall  reasonableness   of
brokerage  commissions  paid, after considering  the  amount
another   broker  might  have  charged  for  effecting   the
transaction and the value placed by Quest upon the brokerage and/or research services provided by such broker, viewed in terms of either that particular transaction or Quest's overall responsibilities with respect to its accounts.

      Quest is authorized, under Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreements with the Trust, to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

      Brokerage and research services furnished by brokers through whom a Fund effects securities transactions may be used by Quest in servicing all of its accounts and those of QMC, and not all of such services may be used by Quest in connection with the Trust or any one of its Funds.

      Quest may also place a Fund's brokerage business with firms which promote the sale of the Funds' shares, consistent with achieving the best price and execution. In no event will a Fund's brokerage business be placed with QDI.

     Even though investment decisions for each Fund are made independently from those for the other Funds and the other accounts managed by Quest and QMC, securities of the same issuer are frequently purchased, held or sold by more than one Quest/QMC account because the same security may be suitable for all of them. When the same security is being purchased or sold for more than one Quest/QMC account on the same trading day, Quest seeks to average the transactions as to price and allocate them as to amount in a manner believed to be equitable to each. Such purchases and sales of the same security are generally effected pursuant to Quest/QMC's Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, unallocated orders are placed with and executed by broker-dealers during the trading day. The securities purchased or sold in such transactions are then allocated to one or more of Quest's and QMC's accounts at or shortly following the close of trading, using the average net price obtained. Such allocations are done based on a number of judgmental factors that Quest and QMC believe should result in fair and equitable treatment to those of their accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund.

        During each of the three years ended December 31, 1994, 1995 and 1996, the Funds paid brokerage commissions as follows:

Fund                                 1994           1995          1996
----                                 ----           ----          ----
[S]                              [C]            [C]           [C]
   Pennsylvania  Mutual Fund     $797,686       $683,334      $935,022
Royce Premier Fund                465,986        419,040       429,150
Royce Micro-Cap Fund               41,497        117,909       295,737
Royce  Equity Income Fund         218,843        119,097        80,692
Royce Low-Priced Stock Fund        12,946         22,645       114,456
Royce GiftShares Fund                 -              760*        3,555
Royce Value Fund                  138,437        114,296       187,689
Royce Total Return Fund             6,231          6,117        21,379
Royce Global Services Fund            382**        6,199         6,872
PMF II                                 -              -         29,490***
_________________
*    For the period from December 27, 1995 (commencement  of
operations) to December 31, 1995
**   For the period from December 15, 1994 (commencement  of
operations) to December 31, 1994
   ***For the period from November 19, 1996 (commencement of operations) to December 31, 1996


      For the year ended December 31, 1996, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:


                                 Aggregate Amount of
                                 Brokerage Transactions               Commissions Paid
Fund                             Having a Research Component          For Such Transactions
----                             ---------------------------          ---------------------
   Pennsylvania Mutual Fund      $    94,132,403                      $    307,755
Royce Premier Fund                    49,849,078                           140,207
Royce Micro-Cap Fund                  11,407,913                            56,499
Royce Equity Income Fund               7,044,321                            27,376
Royce Low-Priced Stock Fund            2,510,264                            15,390
Royce GiftShares Fund                    239,455                               957
Royce Value Fund                      28,074,006                            81,397
Royce Total Return Fund                  927,710                             3,075
Royce Global Services Fund               501,800                             1,696
PMF II*                                    -0-                                 -0-
_________________

* For the period from November 19, 1996 (commencement of operations) to December 31, 1996




               CODE OF ETHICS AND RELATED MATTERS

       Quest, QDI, QMC and The Royce Funds have adopted a Code of Ethics under which directors, officers, employees and partners of Quest, QDI and QMC ("Quest-related persons") and interested trustees/directors, officers and employees of The Royce Funds are prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Quest or QMC account. Such persons are permitted to engage in other personal securities transactions if (i) the securities involved are United States Government debt securities, municipal debt securities, money market instruments, shares of affiliated or non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic dividend reinvestment or employer-sponsored automatic payroll-deduction cash purchase plan or (ii) they first obtain permission to trade from Quest's Compliance Officer and an executive officer of Quest. The Code contains standards for the granting of such permission, and it is expected that permission to trade will be granted only in a limited number of instances.

      Quest's and QMC's clients include several private investment companies in which Quest or QMC has (and, therefore, Charles M. Royce, Jack E. Fockler, Jr. and/or W. Whitney George may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 5% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Quest or QMC for such private investment company accounts. Transactions for such private investment company accounts are subject to Quest's and QMC's allocation policies and procedures. See "Portfolio Transactions".

         As of April 1, 1997, Quest-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of approximately $26.4 million, and Quest's and QMC's equity interests in such private investment companies totalled approximately $3.4 million.


                PRICING OF SHARES BEING OFFERED

     The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share.
See "Net Asset Value Per Share" in the Funds' Prospectuses.

      As set forth under "Net Asset Value Per Share", the Funds' custodian determines the net asset value per share of each Fund at the close of regular trading on the New York Stock Exchange on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
                      REDEMPTIONS IN KIND

      It is possible that conditions may arise in the future which would, in the judgment of the Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Trust's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be selected by
Quest and valued at the same value assigned to them in computing the net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

                            TAXATION

         Each Fund (except Royce Financial Services Fund) has qualified, intends to qualify and to remain qualified, and Royce Financial Services Fund intends to qualify and to remain qualified, each year for the tax treatment applicable to  a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the "Code").   To
so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.

     By so qualifying, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

         A non-deductible 4% excise tax will be imposed on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund's actual taxable year ending December 31, if elected) and (iii) certain other amounts not distributed in previous years. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

         Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign
currency   exchange  rates.  Furthermore,  if  any  exchange
control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

     Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders. It is currently anticipated that none of the Funds will be eligible to elect to "pass through" such taxes to their shareholders for purposes of enabling them to claim foreign tax credits or other U.S. income tax benefits with respect to such taxes.

      If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), such Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs would be taxed to the Fund at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The amount allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders.

        In lieu of being taxable in the manner described above, a Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would be required to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be
recognized.   The  Fund may make either of  these  elections
with respect to its investments (if any) in PFICs.

      Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount will be required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.


DISTRIBUTIONS

      For Federal income tax purposes, distributions by each Fund from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Ordinary income generally cannot be offset by capital losses. For corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder's alternative minimum taxable income.) The amount qualifying for the dividends received deduction generally will be limited to the aggregate dividends received by the Fund from domestic corporations. The dividends received deduction for corporate shareholders may be further reduced or eliminated if the shares with respect to which dividends are received by the Fund are treated as debt-financed or are deemed to have been held for fewer than 46 days, or under other generally applicable statutory limitations.

         So long as a Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by such Fund from net capital gains will be taxable as long-term capital gains, whether received in cash or  reinvested in Fund shares and regardless of how  long  a
shareholder   has  held  his  or  its  Fund  shares.    Such
distributions  are  not eligible for the dividends  received
deduction.    Long-term  capital  gains   of   non-corporate
shareholders, although fully includable in income, currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income.

      Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder's basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder's basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

      A distribution will be treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions will be taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a taxable year of a Fund may be "spilled back" and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

      The Trust will send written notices to shareholders regarding the amount and Federal income tax status as ordinary income or capital gain of all distributions made during each calendar year.

BACK-UP WITHHOLDING/WITHHOLDING TAX

      Under the Code, certain non-corporate shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. In addition, the Trust is required to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the Internal Revenue Service that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor's taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

      Ordinary income distributions paid to shareholders who are non-resident aliens or which are foreign entities will be subject to 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. Non-U.S. shareholders are urged to consult their own tax advisers concerning the United States tax consequences to them of investing in a Fund.


TIMING OF PURCHASES AND DISTRIBUTIONS

         At the time of an investor's purchase, a Fund's net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.




SALES OR REDEMPTIONS OF SHARES



   Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized on the sale or exchange. Such gain or loss will be long-term capital gain or loss if the shares disposed of were held for more than one year. A loss will be disallowed to the extent that the shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received with respect to such shares. A shareholder's exchange of shares between Funds will be treated for tax purposes as a redemption of the Fund shares surrendered in the exchange, and may result in the shareholder's recognizing a taxable gain or loss.

                            *  *  *

      The foregoing relates to Federal income taxation. Distributions, as well as any gains from a sale, redemption or other taxable disposition of Fund shares, also may be subject to state and local taxes. Under current law, so long as each Fund qualifies for the Federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Delaware.

      Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.


ROYCE GIFTSHARES FUND

     GIFT TAXES

     An investment in Royce GiftShares Fund may be a taxable gift for Federal tax purposes, depending upon the options selected and other gifts that the Donor and his or her spouse may make during the year.

      If the Donor selects the Withdrawal Option, the entire amount of the gift will be a "present interest" that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if he or she makes gifts (including the gift of Fund shares and any gifts by his or her spouse treated as made by him or her) totaling more than $10,000 to the same individual during that year or if he or she makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

      If the Donor selects the Accumulation Option, the entire amount of the gift will be a "future interest" for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion (currently, $10,000). Consequently, the Donor will have to file a Federal gift tax return IRS (Form 709) reporting the entire amount of the gift, even if the gift is less than $10,000.

         If the Donor selects the Split Option, the portion of the gift representing the Beneficiary's income interest will be a "present interest" that will qualify for the Federal annual gift tax exclusion, and the balance will be a "future interest" that will not so qualify. The value of the income interest is the present value of the Beneficiary's right to receive the Trust income for the 40 year term of this Trust (without regard to the possibility that the Trust may be terminated sooner) or until the Beneficiary's earlier death,
using   actuarial  tables  and  interest  rate   assumptions
prescribed by the Internal Revenue Service in effect on  the
date  of  the  gift.   Using  the assumptions  currently  in
effect, the income interest portion of Royce GiftShares Fund Trusts using the Split Option and created for Beneficiaries aged 15, 20, 25, 30 and 35 would be 93.6%, 93.3%, 92.8%,
91.9% and 90.5%, respectively. Nevertheless, the Donor will have to file a Federal gift tax return reporting the gift and identifying the portion that does not represent a
present  interest, no matter how small.   The  Donor  should
consult with his or her tax adviser to determine the manner in which the gift must be reported for Federal gift tax purposes.

      No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal gift and estate tax exclusion equivalent amount (currently, $600,000). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal gift and estate tax exemption that would otherwise be available for future gifts or to the Donor's estate. All gifts of Fund shares qualify for "gift splitting" with the Donor's spouse, meaning that the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

      The Donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some do follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

     GENERATION-SKIPPING TRANSFER TAXES

      If the Beneficiary of a gift of Royce GiftShares Fund shares is a grandchild or more remote descendant of the
Donor or is assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion will be a taxable transfer for purposes of the Federal generation-skipping transfer tax ("GST tax"). The Donor may protect these gifts from the GST tax by allocating his or her GST exemption until his or her cumulative gifts (other than certain gifts qualifying for the annual exclusion or other exclusions) to individuals assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants exceed the GST tax exemption (currently, $1,000,000). The tax rate on transfers subject to GST tax is the maximum Federal estate tax rate (currently, 55%). Gifts subject to GST tax, whether or not covered by the GST tax exemption, must be reported on the Donor's Federal gift tax return. Whether, and the extent to which, an investment in Royce GiftShares Fund will qualify for the Federal annual gift tax exclusion will depend upon the options selected and other gifts that the Donor and his or her spouse may have made during the year. See "Gift Taxes" above.

     INCOME TAXES

      The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the "owner" of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust's income or capital gains, and the "throwback rules" of the Code will not apply when the Trust terminates. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary's parents. The Beneficiary will have the option to require the Trustee to pay him or her a portion of the Trust's income and capital gains annually to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be a fraction of the Trust's ordinary income and short-term capital gains and the Trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 39.6% and 28%, respectively). If the Beneficiary selects this option, he or she will receive those fractions of his or her Trust's income and capital gains annually for the duration of the Trust.

      Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education, and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

        If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income (currently, 39.6%), but at a much lower taxable income level (for 1997, $8,100) than would apply to an individual. It is anticipated, however, that most of the income generated by Fund shares will be long-term capital gains, on which the Federal income tax rate is currently limited to 28 %. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust's income or capital gains, except those earned in the year when the Trust terminates.
If the Trust terminates after the Beneficiary reaches age 21, the distribution of the balance of the trust fund may be treated as an "accumulation distribution" under the so-called "throwback rules" of the Code, which could result in the imposition of additional income tax on the Beneficiary. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year and the amount (if
any)  of  any  accumulation  distribution  subject  to   the
"throwback rules" of the Code.

         If the Donor selects the Split Option, the Trust will be subject to Federal income tax only on capital gains earned by the Trust (which would include all capital gains distributions on the shares of the Fund held in the Trust), less a $300 exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule used for individuals, reaching the same maximum marginal rate for ordinary income (currently, 39.6%) but at a much lower taxable income level (for 1997, $8,100) than would apply to an individual. It is anticipated, however, that most of the income generated by Fund shares will be long-term capital gains, on which the Federal tax rate is currently limited to 28%. The Trustee will raise the cash necessary to pay any Federal or state income tax by redeeming Fund shares. The Trust will receive any net investment income dividends paid by the Fund in cash, the Trustee will distribute all of the Trust's net income to the Beneficiary and the Beneficiary will be subject to Federal income tax on all ordinary income received from the Trust
each  year.   The  Beneficiary will not pay  Federal  income
taxes on any of the Trust's capital gains, except those earned in the year of the Trust's termination, and the "throwback rules" of the Code will not apply when the Trust
terminates.   The Trustee will prepare and file all  Federal
and state income tax returns that are required each year, and will send the Beneficiary an information statement each year showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

      When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition, and no capital gain or loss will be realized by the Beneficiary (or, if he or she has died, by his or her estate) at that time. Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary's estate will have a basis equal to the value of the shares at the Beneficiary's death (or the alternative valuation date for Federal estate tax purposes, if elected).


     CONSULTATION WITH QUALIFIED TAX ADVISER

      Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce GiftShares Fund.


                    DESCRIPTION OF THE TRUST

TRUST ORGANIZATION

      The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the "Predecessor"), and Pennsylvania Mutual Fund, a Delaware business trust.
The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Quest and RE&A continuing as the Funds' investment advisers under their pre-merger Investment Advisory Agreements and QDI continuing as the Trust's distributor. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's office in New York.

         The Trust has an unlimited authorized number of shares of beneficial interest, which may be divided into an
unlimited   number   of   series  and/or   classes   without
shareholder  approval. (Each Fund, other  than  Pennsylvania
Mutual Fund, presently has only one class of shares.)    All
shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series and/or class except as otherwise required by the 1940 Act or when the Trustees determine that the matter affects shareholders of more than one series and/or class.

         Pennsylvania Mutual Fund has two classes of shares, an Investment Class and a Consultant Class. The shares of each class represent a pari passu interest in such Fund's investment portfolio and other assets and have the same redemption and other rights.

         Each of the Trustees currently in office were elected by the Predecessor's shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of such Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at  a  meeting duly called for this purpose upon the written
request   of  holders  of  at  least  10%  of  the   Trust's
outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1%
of   the  Trust's  outstanding  shares,  stating  that  such
shareholders  wish  to communicate with  the  Trust's  other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the
requesting   shareholders)  to  provide  a   list   of   its
shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

      The trustee of the Royce GiftShares Fund trusts will send notices of meetings of Royce GiftShares Fund shareholders, proxy statements and proxies for such meetings to the trusts' beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all GiftShares Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as GiftShares Fund shares for which proxies are returned.

          Shares  are  freely  transferable,  are  entitled  to
distributions   as   declared  by  the  Trustees   and,   in
liquidation of the Trust, are entitled to receive net assets
of   their  series  and/or  class.   Shareholders  have   no
preemptive rights.  The Trust's fiscal year ends on December
31.

SHAREHOLDER LIABILITY

         Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust
shareholders   to   liability.   To   guard   against   this
possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust's obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which:
(i)  a  court  refuses  to  apply  Delaware  law;  (ii)   no
contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.


                        PERFORMANCE DATA

      The Funds' performances may be quoted in various ways. All performance information supplied for the Funds is historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost.


TOTAL RETURN CALCULATIONS

      Total returns quoted reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

      In addition to average annual total returns, a Fund's unaveraged or cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be quoted. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.


HISTORICAL FUND RESULTS

      The following table shows certain of the Funds' total returns for the periods indicated. Such total returns reflect all income earned by each Fund, any appreciation or depreciation of the assets of such Fund and all expenses incurred by such Fund for the stated periods. The table compares the Funds' total returns to the records of the Russell 2000 Index (Russell 2000) and Standard & Poor's 500 Composite Stock Price Index (S&P 500) over the same periods. The comparison to the Russell 2000 shows how the Funds' total returns compared to the record of a broad index of small capitalization stocks. The S&P 500 comparison is provided to show how the Funds' total returns compared to the record of a broad average of common stock prices over the same period. The Funds have the ability to invest in securities not included in the indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and, unlike the Funds, their returns do not include the effect of paying brokerage commissions and other costs and expenses of investing in a mutual fund.



                                         Period Ended
Fund                                     December 31, 1996   Russell 2000     S&P 500
----                                     -----------------   ------------     -------
   Pennsylvania Mutual Fund
------------------------
1   Year   Total  Return                       12.9%             16.5%           23.3%
5   Year Average Annual Total Return           11.5              15.7            15.3
10  Year Average Annual Total Return           11.4              12.4            15.3


Royce Premier Fund
------------------
1   Year   Total  Return                       18.1%             16.5%           23.3%
5   Year  Average Annual Total Return          14.7              15.7            15.3

Royce Micro-Cap Fund
--------------------
1   Year   Total  Return                       15.5%             16.5%           23.3%
5   Year Average Annual  Total  Return         17.9              15.7            15.3


Royce Equity Income Fund
------------------------
1   Year   Total  Return                       16.5%             16.5%           23.3%
5   Year Average Annual  Total  Return         12.1              15.7            15.3
Average Annual Total Return since 1-2-90       10.0              13.4            14.2
(commencement of operations)

Royce Low-Priced Stock Fund
---------------------------
1   Year   Total  Return                       22.8%             16.5%           23.3%
Average Annual Total Return since 12-15-93     15.5              14.8            19.8
(commencement  of operations)

Royce Value Fund
----------------
1   Year   Total  Return                       14.0%             16.5%           23.3%
5   Year Average Annual Total Return           11.3              15.7            15.3
10  Year Average Annual  Total  Return         10.8              12.4            15.3


Royce Total Return Fund
-----------------------
1   Year   Total  Return                       25.5%             16.5%           23.3%
Average Annual Total Return since 12-15-93     18.4              14.8            19.8
(commencement of operations)

Royce Global Services Fund
--------------------------
1   Year   Total  Return                       14.6%             16.5%           23.3%
Average Annual Total Return since 12-15-94     18.1              24.0            30.0
(commencement of operations)

Royce GiftShares Fund
---------------------
1   Year   Total  Return                       25.6%             16.5%           23.3%
Average Annual Total Return since 12-27-95     25.3              17.0            23.2
(commencement of operations)


        During the applicable period ended December 31, 1996, a
hypothetical  $10,000  investment in certain  of  the  Funds
would   have   grown  as  indicated  below,   assuming   all
distributions were reinvested:

Fund/Period  Commencement Date     Hypothetical Investment at December 31, 1996
------------------------------     --------------------------------------------
[S]                                               [C]
   Pennsylvania Mutual Fund (12-31-75)            $296,457
Royce Premier Fund (12-31-91)                       19,813
Royce Micro-Cap Fund (12-31-91)                     22,798
Royce Equity Income Fund (1-2-90)                   19,523
Royce Low-Priced Stock Fund (12-15-93)              15,524
Royce Value Fund (12-31-82)                         53,966
Royce Total Return Fund (12-15-93)                  16,738
Royce Global Services Fund (12-15-94)               14,064
Royce GiftShares Fund (12-27-95)                    12,580

          The   Funds'   performances  may   be   compared   in
advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an
independent   service  that  monitors  the  performance   of
registered investment companies. The Funds' rankings by Lipper for the one year period ended December 31, 1996 were:

     Fund                     Lipper Ranking
     ----                     --------------
[S]                           [C]

   Pennsylvania  Mutual Fund  310  out  of  388  small company growth funds
Royce  Premier Fund           219 out of 388 small  company growth funds
Royce  Micro-Cap Fund         258 out of 388 small  company growth funds
Royce  Equity Income Fund     115 out of 163 equity  income funds
Royce  Low-Priced Stock Fund  132 out of 388 small  company growth funds
Royce  Value Fund             290 out of 388 small  company growth funds
Royce  Total  Return Fund      70 out of 523  growth  and income funds
Royce  Global Services Fund    98 out of  159  global funds
Royce  GiftShares Fund         97 out of 388 small company growth funds

Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

         The Lipper General Equity Funds Average can be used to show how the Funds' performances compare to a broad-based
set  of  equity  funds.   The Lipper  General  Equity  Funds
Average  is  an average of the total returns of  all  equity
funds   (excluding  international  funds  and   funds   that
specialize in particular industries or types of investments) tracked by Lipper. As of December 31, 1996, the average included 229 capital appreciation funds, 777 growth funds, 192 mid-cap funds, 452 small company growth funds, 597 growth and income funds, 187 equity income funds and 60 S&P Index objective funds. Capital appreciation, growth and small company growth funds usually invest principally in common stocks, with long-term growth as a primary goal. Growth and income and equity income funds tend to be more conservative in nature and usually invest in a combination of common stocks, bonds, preferred stocks and other income-producing securities. Growth and income and equity income funds generally seek to provide their shareholders with current income as well as growth of capital, unlike growth funds which may not produce income. S&P 500 Index objective funds seek to replicate the performance of the S&P 500.

      The Lipper Growth & Income Fund Index can be used to show how the Total Return Fund's performance compares to a set of growth and income funds. The Lipper Growth & Income Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest qualifying funds within Lipper's growth and income investment objective category.

      The Lipper Global Fund Index can be used to show how the Global Services Fund's performance compares to a set of global funds. The Lipper Global Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest qualifying funds in Lipper's global investment objective category.

      Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.

         The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate
bonds,   intermediate-term   government   bonds,   long-term
government bonds, U.S. Treasury bills and the U.S.  rate  of
inflation.   These capital markets are based on the  returns
of several different indices. For common stocks, the S&P 500 is  used.  For small capitalization stocks, return is  based on the return achieved by Dimensional Fund Advisors (DFA) U.S. 9-10 Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper bound of the NYSE ninth decile. As of December 31, 1996, DFA U.S.
9-10   Small  Company  Fund  contained  approximately  2,675
stocks,  with a median market capitalization of  about  $121 million.

      The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

         The S&P SmallCap 600 Index is an unmanaged market-weighted index consisting of approximately 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 1996, the weighted mean market value of a company in this Index was approximately $790 million.

         The  Russell  2000,  prepared  by  the  Frank  Russell
Company,   tracks  the  return  of  the  common  stocks   of
approximately 2,000 of the smallest out of the 3,000 largest
publicly   traded   U.S.-domiciled   companies   by   market
capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

     U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore,
present  virtually  no  risk  of  default.   Although   such
government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small
transaction   costs  (direct  purchase  of   U.S.   Treasury
securities can be made with no transaction costs).   Returns
on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-
bill  portfolio  constructed  each  month,  containing   the
shortest  term  bill  having not  less  than  one  month  to
maturity.   The  total return on the bill is  the  month-end
price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

      Quest may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time.

       From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds tracked by financial or business publications and periodicals, such as KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

         Morningstar, Inc.'s proprietary risk ratings may be quoted in advertising materials. For the three years ended December 31, 1996, the average risk score for the 1,826 domestic equity funds rated by Morningstar with a three-year history was 1.00; the average risk score for the 242 small company funds rated by Morningstar with a three-year history was 1.29; and the average risk score for the 91 equity income funds rated by Morningstar with a three-year history was .71. For the three years ended December 31, 1996, the risk scores for the Funds with a three-year history, and their ranks within Morningstar's equity funds category and either its small company or equity income funds categories, as applicable, were as follows:


                   Morningstar             Rating within Morningstar Category of
                   -----------             -------------------------------------

Fund               Risk  Score    Equity  Funds        Small Company Funds     Equity Income Funds
----               -----------    -------------        -------------------     -------------------

   Pennsylvania      0.75         Within lowest  35%   Within lowest 10%             -
Mutual

Premier              0.56         Within lowest  10%   Within lowest 5%              -

Micro-Cap            0.83         Within lowest  50%   Within lowest 20%             -

Equity               0.62         Within lowest  15%           -                Within lowest 15%
Income

Low-Priced
Stock                0.96         Within lowest  65%  Within lowest 30%              -

Value                0.80         Within lowest  35%  Within lowest 10%              -

Total  Return        0.27         Within lowest  56%  Lowest risk score              -



      The Funds' performances may also be compared to those of other compilations or indices.

      Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

      The Funds may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $2,000 annual investment earning a taxable return of 8% annually would have an after-tax value of $177,887 after thirty years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have a value of $244,692 after thirty years.


RISK MEASUREMENTS

      Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

     Standard Deviation. The risk associated with a fund or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk could be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period. Standard deviation of total return can be calculated for funds having different objectives, ranging from equity funds to fixed income funds, and can be measured over different time frames. The standard deviation figures presented are annualized statistics based on the trailing 36 monthly returns. Approximately 68% of the time, the annual total return of a fund will differ from its mean annual total return by no more than plus or minus the standard deviation figure. 95% of the time, a fund's annual total return will be within a range of plus or minus 2x the standard deviation from its mean annual total return.

     Beta. Beta measures the sensitivity of a security's or portfolio's returns to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 are more volatile than the market, and portfolios with betas less than 1 are less volatile than the market. For example, if a portfolio has a beta of 2, a 10% market excess return would be expected to result in a 20% portfolio excess return, and a 10% market loss would be expected to result in a 20% portfolio loss (excluding the effects of any firm-specific risk that has not been eliminated through diversification).

      Morningstar Risk. The Morningstar proprietary risk statistic evaluates a fund's downside volatility relative to that of other funds in its class based on the underperformances of the fund relative to the riskless T-bill return. It then compares this statistic to those of other funds in the same broad investment class.

      Sharpe Ratio. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return ("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of total risk assumed.

      Treynor Ratio. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

      Jensen's Alpha. This is the difference between a fund's actual returns and those that could have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

     Morningstar Star Ratings. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

      None of the quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.


PART C -- OTHER INFORMATION


    Item 24.  Financial Statements and Exhibits

          Financial Statements Included in Prospectuses (Part A):
                          Financial  Highlights or  Selected  Per
               Share Data and Ratios of Pennsylvania Mutual Fund for the ten years ended December 31, 1996
               (audited), of Royce Premier Fund for the five years ended December 31, 1996 (audited), of Royce Micro-Cap Fund for the five years ended December 31, 1996 (audited), of Royce Equity Income Fund for the seven years ended December 31, 1996 (audited), of Royce Low-Priced Stock Fund and Royce Total Return Fund for the period from December 15, 1993 through December 31, 1993 (audited) and the three years ended December 31, 1996 (audited), of Royce GiftShares Fund for the period from December 27, 1995 through December 31, 1995 and the year ended December 31, 1996 (audited), of Royce Value for the ten years ended December 31, 1996 (audited), of Royce Global
               Services Fund for the period from December 15, 1994 through December 31, 1994 and the two years ended December 31, 1996 (audited) and of PMF II for the period from November 19, 1996 through December 31, 1996 (audited).

      The following audited financial statements and schedules of investments of the Registrant are included in the Registrant's Annual Reports to Shareholders for the fiscal year or period ended December 31, 1996, filed with the Securities and Exchange Commission under Section 30(b)(1) of the Investment Company Act of 1940, and have been incorporated in Part B hereof by reference:

     Pennsylvania Mutual  Fund   --   Schedule of Investments at December 31,
     1996;
     Pennsylvania Mutual Fund -- Statement of Assets and Liabilities at December 31, 1996;
     Pennsylvania Mutual Fund -- Statement of Changes   in  Net  Assets
     for  the  years   ended December 31, 1996 and 1995;
     Pennsylvania Mutual Fund -- Statement of Operations for the year ended December 31, 1996;
     Pennsylvania Mutual Fund -- Financial Highlights for the years ended December 31, 1996, 1995, 1994, 1993, and 1992 ;
     Pennsylvania Mutual Fund  --  Notes  to Financial  Statements
     --  Report  of  Independent Accountants dated February 14, 1997;

     Royce Premier Fund -- Schedule of Investments at December 31, 1996; Royce Premier Fund -- Statement of Assets and Liabilities at December 31, 1996
     Royce Premier Fund -- Statement of Changes in Net Assets for the years ended December 31, 1996 and 1995;
     Royce Premier Fund -- Statement of Operations for the year ended December 31, 1996;
     Royce   Premier  Fund   --   Financial Highlights for the years
     ended December 31,  1996, 1995, 1994, 1993 and 1992
     Royce Premier Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 14, 1997;

     Royce Micro-Cap Fund -- Schedule of Investments at December 31, 1996; Royce Micro-Cap Fund -- Statement of Assets and Liabilities at December 31, 1996;
     Royce  Micro-Cap Fund --  Statement  of Changes in Net Assets for
     the years ended December 31, 1996 and 1995;
     Royce Micro-Cap Fund -- Statement of Operations for the year ended December 31, 1996;
     Royce   Micro-Cap  Fund  --  Financial Highlights for the years ended
     December 31,  1996, 1995 , 1994, 1993 and 1992;
     Royce  Micro-Cap  Fund  --  Notes   to Financial  Statements  --
     Report  of  Independent Accountants dated February 14, 1997;

     Royce   Equity  Income  Fund  --   Schedule   of Investments at
     December 31, 1996;
     Royce Equity Income Fund -- Statement of Assets and Liabilities at December 31, 1996;
     Royce Equity Income Fund -- Statement of Changes   in  Net  Assets
     for  the  years   ended  December 31, 1996 and 1995;
     Royce Equity Income Fund -- Statement of Operations for the year ended December 31, 1996;
     Royce Equity Income Fund -- Financial Highlights for the years ended December 31, 1996, 1995, 1994, 1993, 1992 and 1991;
     Royce Equity Income Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 14, 1997;

     Royce Low-Priced Stock Fund -- Schedule of Investments at December 31,
     1996;
     Royce Low-Priced Stock Fund -- Statement of Assets and Liabilities at December 31, 1996;
     Royce Low-Priced Stock Fund -- Statement of Changes in Net Assets for the years ended December 31, 1996 and 1995;
     Royce Low-Priced Stock Fund -- Statement of Operations for the year ended December 31, 1996;
     Royce Low-Priced Stock Fund -- Financial Highlights for the years ended December 31, 1996, 1995, 1994 and for the period from December 15, 1993 through December 31, 1993;
     Royce Low-Priced Stock Fund -- Notes to Financial Statements -- Report
     of   Independent   Accountants   dated February 14, 1997;

     Royce Total Return Fund -- Schedule of Investments at December 31, 1996; Royce Total Return Fund -- Statement of Assets and Liabilities at December 31, 1996;
     Royce Total Return Fund -- Statement of Changes in Net Assets for the year ended December 31, 1996 and 1995;
     Royce Total Return Fund -- Statement of Operations for the year ended December 31, 1996;
     Royce Total Return Fund -- Financial Highlights for the years ended December 31, 1996, 1995 and 1994 and the period from December 15, 1993 through December 31, 1993;
     Royce  Total Return Fund  --  Notes  to Financial  Statements  --
     Report  of  Independent Accountants dated February 14, 1997;

     Royce  GiftShares Fund --  Schedule  of Investments at December 31, 1996;
     Royce GiftShares Fund -- Statement of Assets and Liabilities at December 31, 1996;
     Royce GiftShares Fund -- Statement of Changes in Net Assets for the year ended December 31, 1996 and the period from December 27, 1995 through December 31, 1995;
     Royce GiftShares Fund -- Financial Highlights for the year ended December 31, 1996 and the period from December 27, 1995 through December 31, 1995;
     Royce  GiftShares  Fund  --  Notes  to Financial  Statements
     --  Report  of  Independent Accountants dated February 14, 1997.

     Royce Value Fund -- Schedule of Investments at December 31, 1996; Royce Value Fund -- Statement of Assets and Liabilities at December 31, 1996;
     Royce Value Fund -- Statement of Changes in Net Assets for the years ended December 31, 1996 and 1995;
     Royce  Value  Fund  --  Statement   of Operations for the year ended
     December 31, 1996;
     Royce Value Fund -- Financial Highlights for the years ended December 31, 1996, 1995, 1994, 1993 and 1992;
     Royce Value Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 14, 1997;

     Royce  Global Services Fund -- Schedule of Investments at December
     31, 1996;
     Royce Global Services Fund -- Statement of Assets and Liabilities at December 31, 1996;
     Royce Global Services Fund -- Statement of Changes in Net Assets for the years ended December 31, 1995 and the period from December 15, 1994 through December 31, 1994;
     Royce Global Services Fund -- Statement of Operations for the year ended December 31, 1996;
     Royce Global Services Fund -- Financial Highlights for the two years ended December 31, 1996 and the period from December 15, 1994 through December 31, 1994;
     Royce Global Services Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 14, 1997;

     PMF  II -- Schedule of Investments at December 31, 1996;
     PMF II -- Statement of Assets and Liabilities at December 31, 1996; PMF II -- Statement of Changes in Net Assets for the period from November 19, 1996 through December 31, 1996;
     PMF II -- Statement of Operations for the period from November 19, 1996 through December 31, 1996;
     PMF II -- Financial Highlights for the period from November 19, 1996 through December 31, 1996;
     PMF II -- Notes to Financial Statements -- Report of Independent Accountants dated February 14, 1997.

                Financial statements, schedules and historical information other than those listed above have been omitted since they are either inapplicable or are not required.

     b.   Exhibits:

                   The  exhibits required by Items (1) through  (3),
          (6),  (7), (9) through (12) and (14) through  (16),  to
          the extent applicable to the Registrant, have been filed with Registrant's initial Registration Statement (No. 2-80348) and Post-Effective Amendment Nos. 4, 5,
          6,  8,  9, 11, 14, 15, 16, 17, 18, 19, 20, 21, 22,  23,
          24, 26, 27, 28, 29, 30, 31, 32, 33,  34, 35, 38 and  40
          thereto and, with respect to Pennsylvania Mutual Fund, its initial Registration Statement (No. 2-19995) and Post-Effective Amendment Nos. 43, 45, 46, 47, 48, 49, 51, 52, 53, 56, and 58, and are incorporated by reference herein.

                  (10) (a)  Distribution Fee Schedule Agreement  for
               the Consultant Class of Pennsylvania Mutual Fund

              (b)   Form  of   Agreement between Quest Distributors,
                 Inc. and introducing brokers

             (11) Consent of Coopers & Lybrand L.L.P. relating to all Funds except Royce Financial Services Fund and The
          REvest Growth & Income Fund

          (16)      Schedule For Computation Of Performance Quotations
                     Provided in Item 22

             (17) (a)  Pennsylvania Mutual Fund Rule 18f-3 Plan

          (b)  Financial Data Schedule

Item 25.  Persons  Controlled  by or Under  Common  Control  With
          Registrant

           There are no persons directly or indirectly controlled by or under common control with the Registrant.



Item 26.  Number of Holders of Securities

           As of April 1, 1997, the number of record holders of shares of each Fund of the Registrant was as follows:

      Title  of  Fund                      Number of Record Holders
      ---------------                      ------------------------
     [S]                                          [C]
     Pennsylvania Mutual Fund                     16,760
     Royce Value Fund                              6,428
     Royce Premier Fund                           10,368
     Royce Equity Income Fund                      1,500
     Royce Micro-Cap Fund                          6,856
     Royce Low-Priced Stock Fund                   1,077
     Royce Total Return Fund                       1,527
     Royce Global Services Fund                       66
     The REvest Growth and Income Fund               544
     Royce GiftShares Fund                            58
     PMF II                                        1,046
     Royce Financial Services Fund                     1

Item 27.  Indemnification

      (a) Article IX of the Trust Instrument of the Registrant provides as follows:

                          "ARTICLE IX

          LIMITATION OF LIABILITY AND INDEMNIFICATION

     Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


     INDEMNIFICATION

               Section 2.

                 (a)    Subject   to  the   exceptions   and
     limitations contained in Section 2(b) below:

                     (i)   Every person who is, or has been,
     a Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

                       (ii)       The  words  "claim",  "action",
"suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                (b)    No  indemnification shall be provided
     hereunder to a Covered Person:

                         (i)   Who shall, in respect of
          the  matter  or matters involved,  have  been
          adjudicated  by a court or body before  which
          the  proceeding      was brought  (A)  to  be
          liable  to  the Trust or its Shareholders  by
          reason  of  willful misfeasance,  bad  faith,
          gross  negligence in the performance  of  his
          duties   or   reckless   disregard   of   the
          obligations  and  duties  involved   in   the
          conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

                     (ii)   In  the  event of a  settlement,
     unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,
                          (A)    By the court or other  body
     approving the settlement;

                           (B)    By  a  majority  of  those
     Trustees who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           (C)     By  written  opinion   of
     independent  legal  counsel, based  upon  a  review  of
     readily   available  facts  (as  opposed  to   a   full
     trial-type inquiry).

                (c)    The rights of indemnification  herein
     provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

                (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this
Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this
Section 2."

           (b)(1)     Paragraph 8 of the Investment Advisory
Agreements by and between the Registrant and Quest  Advisory
Corp. provides as follows:

               "8. Protection of the Adviser. The Adviser shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

           (b)(2)     Paragraph 8 of the Investment Advisory
Agreement by and between the Registrant and Royce, Ebright &
Associates, Inc. provides as follows:

                "8.  Protection of the Adviser.  The Adviser
     shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including
     (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

           (c) Paragraph 9 of the Distribution Agreement made October 31, 1985 by and between the Registrant and Quest Distributors, Inc. provides as follows:

                "9.   Protection  of the  Distributor.   The
     Distributor shall not be liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or
     (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion."

Item 28.  Business and Other Connections of Investment Advisers

           Reference is made to the filings on Schedule D to the Applications on Form ADV, as amended, of Quest Advisory Corp. and Royce, Ebright & Associates, Inc. for Registration as Investment Advisers under the Investment Advisers Act of 1940.


Item 29.  Principal Underwriters

            Inapplicable.   The  Registrant  does  not  have  any
principal underwriters.


Item 30.  Location of Accounts and Records

           The  accounts, books and other documents required
to   be  maintained  by  the  Registrant  pursuant  to   the
Investment Company Act of 1940, are maintained at the following locations:

                         The Royce Fund
                         1414 Avenue of the Americas
                         10th Floor
                         New York, New York  10019

                         State Street Bank and Trust Company
                         225 Franklin Street
                         Boston, Massachusetts  02101


Item 31.  Management Services

            State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

          Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for each of the three (3) fiscal years ended
December 31:

               1996:               $468,735
               1995:               $335,180
               1994:               $309,492

Item 32.  Undertakings

            Registrant hereby undertakes to furnish each person to whom a prospectus for any series of the Registrant is delivered with a copy of the latest annual report including schedule of investments to shareholders of such series upon request and without charge.

           Registrant hereby undertakes to call a special meeting of the Registrant's shareholders upon the written request of shareholders owning at least 10% of the outstanding shares of the Registrant for the purpose of voting upon the question of the removal of a trustee or trustees and, upon the written request of 10 or more shareholders of the Registrant who have been such for at least 6 months and who own at least 1% of the outstanding shares of the Registrant, to provide a list of shareholders or to disseminate appropriate materials at the expense of the requesting shareholders.


                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of April, 1997.



                                        THE ROYCE FUND


                                   By:  S/CHARLES M. ROYCE
                                        Charles M. Royce, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                         DATE

S/CHARLES M. ROYCE          President, Treasurer and      4/22/97
Charles M. Royce            Trustee
                            (Principal Executive,
                            Accounting
                            and Financial Officer)

S/HUBERT L. CAFRITZ
Hubert L. Cafritz           Trustee                       4/22/97

S/THOMAS R. EBRIGHT
Thomas R. Ebright           Trustee                       4/22/97

S/RICHARD M. GALKIN
Richard M. Galkin           Trustee                       4/22/97

S/STEPHEN L. ISAACS
Stephen L. Isaacs           Trustee                       4/22/97

S/WILLIAM L. KOKE
William L. Koke             Trustee                       4/22/97

S/DAVID L. MEISTER
David L. Meister            Trustee                       4/22/97

                                  NOTICE

     A copy of the Trust Instrument of The Royce Fund is available for inspection at the office of the Registrant, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant